Post-Effective Amendment No. 34


                                                       Registration Nos. 2-74906
                                                                        811-3323
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
                        POST-EFFECTIVE AMENDMENT No. 34                    |X|


                                       and


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|
                               AMENDMENT No. 23                            |X|
                        (Check appropriate box or boxes)


                              --------------------

                         THE GUARDIAN SEPARATE ACCOUNT A
               (Exact Name of Registrant as Specified in Charter)

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                    (Address of Principal Executive Offices)
                  Depositor's Telephone Number: (212) 598-8359

               RICHARD T. POTTER, JR., Vice President and Counsel
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)

                              --------------------

      It is proposed that this filing will be effective (check appropriate box):

           |_|   immediately upon filing pursuant to paragraph (b) of Rule 485
           |X|   on May 1, 2003 pursuant to paragraph (b) of Rule 485

           |_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(1) of Rule 485
           |_|   75 days after filing pursuant to paragraph (a)(2) of Rule 485
           |_|   on (date)pursuant to paragraph (a)(2) of Rule 485.

      If appropriate, check the following box:
           |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------


The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on March 30, 2004.


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

                         THE GUARDIAN SEPARATE ACCOUNT A

                       Registration Statement on Form N-4

Form N-4 Item No.                                                Location

Part A
Item 1.     Cover Page....................................        Cover

Item 2.     Definitions...................................        Special Terms Used in This Prospectus

Item 3.     Synopsis......................................        Summary: What is a variable annuity contract?
                                                                  Contract Costs and Expenses

Item 4.     Condensed Unit Information....................        Performance Results; Appendix A

Item 5.     General Description of Registrant,
                Depositor and Portfolio Companies.........        The Guardian Insurance & Annuity Company, Inc.;
                                                                  Variable Investment Options; Fixed Rate
                                                                  Investment Option; Voting Rights

Item 6.     Deductions....................................        Expenses; Contract Costs and Expenses; Distribution of
                                                                  the Contracts

Item 7.     General Description of Variable Annuity
               Contracts..................................        Summary: What is a variable annuity
                                                                  contract?

Item 8.     Annuity Period................................        The Annuity Period

Item 9.     Death Benefit.................................        Death Benefits; Enhanced Death Benefits

Item 10.    Purchases and Contract Value..................        Buying a Contract; the Accumulation Period

Item 11.    Redemptions...................................        Surrenders and Partial Withdrawals

Item 12.    Taxes.........................................        Federal Tax Matters

Item 13.    Legal Proceedings.............................        Legal Proceedings

Item 14.    Table of Contents of the Statement of
               Additional Information.....................        Where to get more information

Part B

Item 15.    Cover Page....................................        Cover Page

Item 16.    Table of Contents.............................        Table of Contents

Item 17.    General Information and History...............        Not Applicable

Item 18.    Services......................................        Services to the Separate Account

Item 19.    Purchase of Securities Being Offered..........        Valuation of Assets of the Separate
                                                                  Account; Transferability Restrictions

Item 20.    Underwriters..................................        Services to the Separate Account

Item 21.    Calculation of Performance Data...............        Calculation of Yield Quotations for The
                                                                  Guardian Cash Fund

Item 22.    Annuity Payments..............................        Annuity Payments

Item 23.    Financial Statements..........................        Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

THE VALUE GUARD II PROSPECTUS


May 1, 2004

INDIVIDUAL AND GROUP DEFERRED
VARIABLE ANNUITY CONTRACTS PROSPECTUS


This prospectus describes both Individual Deferred Variable Annuity Contracts and Group Deferred Variable Annuity Contracts. It contains important information that you should know before investing in the contracts. Please read this prospectus carefully, along with the accompanying fund prospectuses, and keep them for future reference.

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The contracts are issued by The Guardian Insurance & Annuity Company, Inc.
(GIAC) through its Separate Account A. They are designed to provide tax deferred annuity benefits under retirement programs which qualify for Federal income tax benefits, either for individual purchasers or group pension or profit sharing plans. Individual contracts can also be purchased through deferred compensation plans and other retirement plans which do not qualify for Federal income tax benefits under the Internal Revenue Code.

There are two types of individual contracts. The Single Premium Payment Contract requires a single payment of at least $3,000. The Flexible Premium Payment Contract requires an initial premium payment of at least $500, and regular premium payments throughout the accumulation period of the contract.

The group contract is designed to be used with various types of tax-qualified plans, and other plans that receive favorable Federal tax treatment. These include retirement plans established by corporate employers under Section 401 of the Internal Revenue Code, and certain deferred compensation plans under Section
457. Group contracts require a minimum payment of $5,000.


Your premiums may be invested in up to 20 variable investment options or, if you have bought an Individual Single Premium Payment Contract, you may also choose to invest in 19 variable investment options and the fixed-rate option. Special limits apply to transfers from the fixed-rate option. The contracts will pay a death benefit if the annuitant dies before annuity payments begin. The variable investment options invest in the mutual funds listed below. The prospectuses for these Funds accompany this prospectus. Some of these Funds may not be available in your state.


o The Guardian Variable Contract Funds, Inc.
  -- The Guardian Stock Fund
  -- The Guardian VC 500 Index Fund
  -- The Guardian VC Asset Allocation Fund
  -- The Guardian VC High Yield Bond Fund

  -- The Guardian VC Low Duration Bond Fund
  -- The Guardian UBS VC Large Cap Value Fund
  -- The Guardian UBS VC Small Cap Value Fund

o The Guardian Bond Fund, Inc.
o The Guardian Cash Fund, Inc.
o GIAC Funds, Inc.
  -- The Guardian Small Cap Stock Fund

  -- Baillie Gifford International Growth Fund (formerly Baillie Gifford
     International Fund)

  -- Baillie Gifford Emerging Markets Fund
o Value Line Centurion Fund
o Value Line Strategic Asset Management Trust
o Gabelli Capital Series Fund, Inc.
  -- Gabelli Capital Asset Fund
o Alliance Variable Products Series Fund
  -- AllianceBernstein Growth & Income Portfolio
    (Class B)
  -- AllianceBernstein Premier Growth Portfolio (Class B)
  -- AllianceBernstein Technology Portfolio (Class B)
  -- AllianceBernstein Value Portfolio (Class B)
o MFS(R) Variable Insurance Trustsm (Initial Class)
  -- MFS Investors Trust Series
  -- MFS Emerging Growth Series
  -- MFS New Discovery Series
  -- MFS Research Series
  -- MFS Total Return Series
o AIM Variable Insurance Funds (Series I Shares)
  -- AIM V.I. Capital Appreciation Fund

  -- INVESCO VIF-Utilities Fund (AIM V.I. Global Utilities Fund was merged into the INVESCO VIF-Utilities Fund on April 30, 2004)

  -- AIM V.I. Premier Equity Fund
o Davis Variable Account Fund
  -- Davis Financial Portfolio
  -- Davis Real Estate Portfolio
  -- Davis Value Portfolio
o  Fidelity Variable Insurance Products Fund
   (Service Class)
  -- Fidelity VIP Growth Opportunities Portfolio
  -- Fidelity VIP Equity-Income Portfolio
  -- Fidelity VIP Contrafund(R) Portfolio
  -- Fidelity VIP Mid Cap Portfolio
o Franklin Templeton Variable Insurance Products Trust
  -- Templeton Growth Securities Fund (Class 2)
o Janus Aspen Series (Institutional Shares)

  -- Janus Aspen Mid Cap Growth Portfolio

  -- Janus Aspen Capital Appreciation Portfolio
  -- Janus Aspen Growth Portfolio
  -- Janus Aspen Worldwide Growth Portfolio
o Van Kampen Life Investment Trust (Class II shares)
  -- Van Kampen Life Investment Trust Government Portfolio
  -- Van Kampen Life Investment Trust Growth and Income Portfolio


A Statement of Additional Information about the contracts and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on page 40 of this prospectus.

The Statement of Additional Information, which is also dated May 1, 2004, is incorporated by reference into this prospectus.


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The Securities and Exchange Commission has a web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contracts are not a deposit or obligation of or guaranteed or endorsed by, any bank or depository institution, and the contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve investment risk, including possible loss of the principal amount invested.

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

--------------------------------------------------------------------------------
CONTENTS
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This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

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Summary ...................................................................    1
-- What is a variable annuity contract and how does it work? ..............    1
-- How a variable annuity works ...........................................    1
-- The annuity period .....................................................    1
-- Other contract features ................................................    1
-- Expenses ...............................................................    2
-- Deciding to purchase a contract ........................................    2

Expense Tables ............................................................    3

The Guardian Insurance & Annuity Company, Inc. ............................    6

Buying a contract .........................................................    6
-- The application form ...................................................    7
-- Payments ...............................................................    7


The accumulation period ...................................................    8
-- How we allocate your premium payments ..................................    8
-- The Separate Account ...................................................    9
-- Variable investment options ............................................    9
-- Fixed-rate option ......................................................   16
-- Transfers ..............................................................   17
-- Surrenders and partial withdrawals .....................................   18

The annuity period ........................................................   20
-- When annuity payments begin ............................................   20
-- How your annuity payments are calculated ...............................   20
-- Annuity payout options .................................................   21

Other contract features ...................................................   22
-- Death benefits .........................................................   22
-- Enhanced death benefits ................................................   23

Financial information .....................................................   25
-- How we calculate unit values ...........................................   25
-- Contract costs and expenses ............................................   26
-- Federal tax matters ....................................................   28
-- Performance results ....................................................   34

Your rights and responsibilities ..........................................   36
-- Voting rights ..........................................................   36
-- Telephone and Electronic Services ......................................   36
-- Your right to cancel the contract ......................................   37
-- Distribution of the contract ...........................................   37

Special terms used in this prospectus .....................................   39

Other information .........................................................   40
-- Legal proceedings ......................................................   40
-- Where to get more information ..........................................   40

Appendix A--Summary Financial Information .................................   41

--------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------

WHAT IS A VARIABLE ANNUITY CONTRACT?

A variable annuity contract allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract.

On an agreed date, the annuitant will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period.

The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That's why this product is called a variable annuity.

HOW A VARIABLE ANNUITY WORKS

During the accumulation period, these contracts allow you to allocate your net premium payments and accumulation value to as many as twenty variable investment options, or if you have bought an Individual Single Premium Payment Contract, you may also choose to invest in nineteen variable investment options and the fixed-rate option.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contracts during the accumulation period, or the total amount of annuity payments made under the contracts, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contracts guarantee that they will earn a minimum rate of interest and the investment risk is borne by GIAC.


GIAC has established The Guardian Separate Account A to hold the variable investments in its annuity contracts. The Separate Account has 41 investment divisions, corresponding to 41 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.


The total value of your contract's investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It's determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division's units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Payments to the annuitant under these contracts must begin no later than his or her 85th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on your earnings.

You may select one or a combination of three annuity payout options under the contract:

o     Life annuity without a guaranteed period

o     Life annuity with a 10-year guaranteed period

o     Joint and survivor annuity

These payout options are described in more detail in the section titled The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the variable investment options at any time. Transfers from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If the annuitant should die before annuity payments begin, then we pay a death benefit to the beneficiary. The contract also gives you the option of purchasing a rider that may provide a greater death benefit. Please see Other contract features: Death benefits.


                                                                   -------------
SUMMARY                                                            PROSPECTUS  1
                                                                   -------------

Surrenders and partial withdrawals

Depending on the retirement plan under which you bought your contract, you may withdraw some or all of the amount you have saved in the contract during the accumulation period. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. These options are not available once annuity payments begin. Please see The accumulation period:
Surrenders and partial withdrawals.

EXPENSES

The following are expenses that you will incur as a contract owner:


o Operating expenses for mutual Funds comprising the variable investment options Management fees, 12b-1 fees, and other expenses associated with the Funds ranged from 0.40% to 1.82% in 2002. Actual charges will depend on the variable investment options you select.


o     Mortality and expense risk charges

      1.0% annually of the net asset value of your variable investment options.

o     Administrative expenses

      A $30 annual contract administration fee will be deducted from the accumulation value of Single Premium Payment Contracts. The fee is $35 for Flexible Premium Payment Contracts.

The following are expenses that you may incur as a contract owner:

o     Contingent deferred sales charges

      A charge of 1% to 5% against any amount that you withdraw that has been in your contract for less than seven years. The actual amount will depend on the number of years the amount has been invested.

o     Enhanced death benefit rider charge

      If you choose this benefit, the annual charge is up to .30% of your net assets invested in the variable investment options, depending on the rider chosen.

o     Annuity taxes

      A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax-qualified arrangement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions, some of the contract's terms will vary depending on where you live.

For information about the compensation we pay, see Distribution of the contract.

Please see Appendix A: Summary financial information for more information about Separate Account A and accumulation unit values.

Please see Special terms used in this prospectus for definitions of key terms.


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2  PROSPECTUS                                                            SUMMARY
-------------

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EXPENSE TABLES
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.

--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds that you will bear directly or indirectly. See Financial Information - Contract costs and expenses and the accompanying Fund prospectuses for a more complete description of the various costs and expenses. Premium taxes may apply.

CONTRACT OWNER TRANSACTION EXPENSES


--------------------------------------------------------------------------------
Sales Charge Imposed on Purchases:                                          None
--------------------------------------------------------------------------------
Contingent Deferred Sales Charge                                              5%
                                                                    see Note (1)
--------------------------------------------------------------------------------
Transfer Fee:                                                    Currently, none
                                              (may charge $25 for each transfer)
--------------------------------------------------------------------------------


Note:

(1) For Single Premium Payment Contracts, the following contingent deferred sales charges will be assessed upon amounts withdrawn during the first seven contract years:

                                                                      Contingent
Number of contract years completed                         deferred sales charge
from date of the premium payment                                      percentage
--------------------------------------------------------------------------------
1                                                                             5%
--------------------------------------------------------------------------------
2                                                                             5%
--------------------------------------------------------------------------------
3                                                                             4%
--------------------------------------------------------------------------------
4                                                                             3%
--------------------------------------------------------------------------------
5                                                                             2%
--------------------------------------------------------------------------------
6                                                                             1%
--------------------------------------------------------------------------------
7+                                                                            0%
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After the first contract year, you may withdraw 10% of the amount of the single premium payment. This charge will not exceed 5% of the total premiums paid in the 72 months preceding the date of your withdrawal.

For Flexible Premium Payment Contracts, the contingent deferred sales charges will be the lesser of:

      o 5% of the total payments made during the 72 months immediately preceding the date of withdrawal, or

      o     5% of the total amount being withdrawn.

After the first contract year, you may withdraw 10% of the total premiums paid under the contract in the 72 months immediately preceding the date of your withdrawal in each contract year without a deferred sales charge. This charge will not exceed 5% of the total premiums paid in the 72 months preceding the date of your withdrawal.


                                                                   -------------
                                                                   PROSPECTUS  3
                                                                   -------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

--------------------------------------------------------------------------------
Annual Contract Fee (Single Premium Payment Contract):                   $30.00*
--------------------------------------------------------------------------------
Annual Contract Fee (Flexible Premium Payment Contract):                 $35.00*
--------------------------------------------------------------------------------

*The annual contract fee may be lower where required by state law.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

                                                                                     For Contract
                                               For Contract       For Contract      With Contract
                                                    Without        With 7 Year        Anniversary
                                                   Enhanced           Enhanced           Enhanced
                                              Death Benefit      Death Benefit      Death Benefit
-------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge                        1.0%               1.0%               1.0%
Account Fees and Expenses                                0%                 0%                 0%
Enhanced Death Benefit Charge                            0%               .30%               .25%
                                                       ----              -----              -----
Total Separate Account Annual Expenses                 1.0%              1.30%              1.25%

The next item shows the minimum and maximum total operating expenses charged by the mutual fund companies that you may pay periodically during the time that you own the contract. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution [and/or service] (12b-1) fees, and other expenses)

                                                              Minimum    Maximum


  Total Annual Underlying Mutual Fund Operating Expenses
    (before applicable waivers and reimbursements)**           0.40%      1.82%


The fee and expense information regarding the underlying mutual funds was provided by those mutual funds.

** "Total Annual Underlying Mutual Fund Operating Expenses" are expenses for the fiscal year ended December 31, 2003.


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4  PROSPECTUS
-------------

                                Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) maximum and (b) minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 assumes you select the Flexible Premium Payment Contract with the 7 Year Enhanced Death Benefit Rider, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

                                  Time Periods


       1 year             3 years               5 years           10 years
--------------------------------------------------------------------------------
      (a) $858          (a) $1,587            (a) $2,335         (a) $3,796
      (b) $709          (b) $1,141            (b) $1,596         (b) $2,340


Chart 2. Chart 2 assumes you select the Flexible Premium Payment Contract with the 7 Year Enhanced Death Benefit Rider, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

                                  Time Periods


       1 year             3 years               5 years           10 years
--------------------------------------------------------------------------------
      (a) $358          (a) $1,087            (a) $1,835         (a) $3,796
      (b) $209          (b) $  641            (b) $1,096         (b) $2,340


Chart 3. Chart 3 assumes you select the Single Premium Payment Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

                                  Time Periods


       1 year             3 years               5 years           10 years
--------------------------------------------------------------------------------
      (a) $826          (a) $1,394            (a) $1,883         (a) $3,506
      (b) $677          (b) $  945            (b) $1,134         (b) $2,005


Chart 4. Chart 4 assumes you select the Single Premium Payment Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

                                  Time Periods


       1 year             3 years               5 years           10 years
--------------------------------------------------------------------------------
      (a) $326           (a) $994             (a) $1,683         (a) $3,506
      (b) $177           (b) $545             (b) $  934         (b) $2,005



                                                                   -------------
                                                                   PROSPECTUS  5
                                                                   -------------

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THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------


The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets (GAAP basis) of over $10 billion as of December 31, 2003. Its financial statements appear in the Statement of Additional Information.


GIAC's executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.


GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2003, Guardian Life had total assets (GAAP basis) in excess of $37 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.


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BUYING A CONTRACT
--------------------------------------------------------------------------------

There are two types of individual annuity contracts, and one type of group contract. Individual annuity contracts may be bought as either a Flexible Premium Payment Contract, where you make regular payments throughout the accumulation period, or as a Single Premium Payment Contract, where you make a single payment when you buy the contract. The individual contracts can be purchased as "qualified contracts" which means they qualify for special federal income tax treatment or as "non-qualified contracts" which means they do not qualify for such treatment. Group annuity contracts are generally bought through retirement plans set up by your employer under Sections 401 or 457 of the Internal Revenue Code, and are available as a Flexible Premium Payment Contract. Both individual and group contracts allow you to direct where your net premium payments are invested.


-------------
6  PROSPECTUS                                                  BUYING A CONTRACT
-------------

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
P.O. Box 26210
Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
3900 Burgess Place
Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

PAYMENTS

For individual contracts we require a minimum initial premium payment of $3,000 for Single Premium Payment Contracts, and $500 for Flexible Premium Payment Contracts. Thereafter, the minimum additional flexible payment is $100. However, if you purchase a Flexible Premium Payment Contract through an employer payroll deduction plan, the minimum payment will be $50. The total amount paid in flexible premium payments in any contract year after the first may not exceed, without our written consent, the lesser of 10 times the total amount you paid in premium payments in the first contract year, or $100,000.

For group contracts we require a minimum initial premium payment of $5,000, with additional payments of at least $500. Thereafter, any payments in excess of $100,000 in any contract year may only be made with our written consent.


                                                                   -------------
BUYING A CONTRACT                                                  PROSPECTUS  7
                                                                   -------------

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THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, premium taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use your net premium payments to purchase accumulation units in the variable investment options you have chosen, or in the fixed-rate option if you have an Individual Single Premium Payment contract and have chosen this option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the Funds you invest in. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

You can change your investment option selections by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than twenty variable investment options, or nineteen variable investment options and the fixed-rate option if your contract allows you to invest in this option, at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account to make monthly purchase payments. We will debit your checking account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.


-------------
8  PROSPECTUS                                            THE ACCUMULATION PERIOD
-------------

THE SEPARATE ACCOUNT


GIAC has established The Guardian Separate Account A to receive and invest your premium payments in the variable investment options. The Separate Account has 41 investment divisions, corresponding to the 41 Funds available to you. Each division is divided into two sub-divisions, one for allocations made under tax qualified contracts, the other for allocations made under non-qualified contracts. The performance of each division is based on the Fund in which it invests.


The Separate Account was established in 1981. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC's obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner. Each investment subdivision is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment subdivision are credited to or charged against the assets held in that subdivision according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment subdivisions or of GIAC. Contract obligations are GIAC's responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information:
Federal tax matters. We have the right to make changes to the Separate Account, to the investment divisions within it, and to the fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we'll use this right to serve your best interests and to carry out the purposes of the contract. An example of such a change includes eliminating of the availability of the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchases).

VARIABLE INVESTMENT OPTIONS


You may choose to invest in a maximum of 20 of the 41 variable investment options, or 19 variable investment options and the fixed-rate option, at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.


The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.


                                                                   -------------
THE ACCUMULATION PERIOD                                            PROSPECTUS  9
                                                                   -------------

Some Funds have similar investment objectives and policies to other funds managed by the same adviser. However, the investment returns of the Funds may be higher or lower than those of similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

All of the funds are available for investment through other variable annuity contracts funded by the Separate Account. Some of these Funds are also available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.


Investment advisers (or their affiliates) pay us compensation for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., MFSInvestment Management, AIM Advisors, Inc., Janus Capital Management LLC, Fidelity Management & Research Company, Davis Selected Advisers, LP, Gabelli Funds, LLC, Alliance Capital Management LP, Van Kampen Asset Management Inc., and Templeton Global Advisors Limited. This compensation ranges from .15% to .25% of the average daily net assets that are invested in the variable investment options available through the Separate Account. We also receive 12b-1 fees from some Funds. Those Funds include funds from AllianceBernstein, Fidelity, Franklin Templeton, Value Line and Van Kampen. Currently, the amount of 12b-1 fees ranges from .08% to .40%



-------------
10 PROSPECTUS                                            THE ACCUMULATION PERIOD
-------------

Variable investment options

Fund                                 Investment objectives                           Typical investments
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund              Long-term growth of capital                     U.S. common stocks
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund    Long-term growth of capital                     U.S. common stocks of companies with
                                                                                     smaller market capitalization
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund               Maximum income without undue risk               Investment grade debt obligations
                                     of principal; capital appreciation as a
                                     secondary objective
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund               High level of current income consistent         Money market instruments
                                     with liquidity and preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund       Seeks to match the investment per-              Common stocks of companies in the
                                     formance of the Standard & Poor's 500           S&P Index, which emphasizes large U.S.
                                     Poor's 500 Composite Stock Price Index          companies
                                     (the "S&P Index")
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield           Current income; capital appreciation            Corporate bonds and other debt
Bond Fund                            is a secondary objective                        securities rated below investment grade
------------------------------------------------------------------------------------------------------------------------------------

The Guardian VC Low Duration         Seeks a high level of current income            Investment grade debt obligations, such as
Bond Fund                            consistent with preservation of capital         corporate bonds, mortgage-backed and
                                                                                     asset-backed securities, and obligations of
                                                                                     the U.S. government and its agencies
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap        Seeks to maximize total return, consisting      Normally, at least 80% of the value of the
Fund                                 of capital appreciation and current income      Fund's net assets is invested in equity
                                                                                     securities issued by companies with large
                                                                                     market capitalization at the time of purchase.
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap        Seeks to maximize total return, consisting      Normally, at least 80% of the value of the
Value Fund                           of capital appreciation and current income      Fund's net assets is invested in equity
                                                                                     securities, issued by companies with small
                                                                                     market capitalization at the time of purchase.

------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset                Long-term total investment return               Shares of The Guardian VC 500 Index Fund,
Allocation Fund                      consistent with moderate investment             The Guardian Stock Fund, The Guardian
                                     risk                                            Bond Fund, and The Guardian Cash Fund
------------------------------------------------------------------------------------------------------------------------------------

Baillie Gifford International        Long-term capital appreciation                  Common stocks and convertible securities
Growth Fund                                                                          issued by foreign companies

------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging             Long-term capital appreciation                  Common stocks and convertible securities
Markets Fund                                                                         of emerging market companies
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund            Long-term growth of capital                     U.S. common stocks with selections based
                                                                                     on the Value Line Ranking System
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset           High total investment return                    U.S. common stocks with selections based
Management Trust                                                                     on the Value Line Ranking System, bonds and
                                                                                     money market instruments
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund           Growth of capital; current income               U.S. common stocks and convertible
                                     as a secondary objective                        securities
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation        Growth of capital                               Common stocks
Fund (Series 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Utilities Fund           Capital growth and income                       Equity securities and equity-related
(Series 1)*                                                                          instruments of companies engaged in the
                                                                                     utilities related industries
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund         Long-term growth of capital.                    Equity securities judged to be undervalued by
(Series 1)                           Income as a secondary objective                 the investment adviser
------------------------------------------------------------------------------------------------------------------------------------


* Effective April 30, 2004, pursuant to shareholder approval, the AIM V.I. Global Utilities Fund was merged into the INVESCO VIF-Utilities Fund. As a result of this merger the AIM V.I. Global Utilities Fund is no longer being offered as a variable investment option under this contract.


                                                                   -------------
THE ACCUMULATION PERIOD                                            PROSPECTUS 11
                                                                   -------------

Variable investment options

Fund                                 Investment objectives                           Typical investments
------------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein Growth &           Reasonable current income and                   Dividend-paying common stocks of good
Income Portfolio                     reasonable opportunity for appreciation         quality

------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth     Growth of capital by pursuing aggressive        Equity securities of a limited number of large,
Portfolio                            investment policies                             carefully selected, high-quality U.S. companies
                                                                                     that are judged likely to achieve superior
                                                                                     earnings growth
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology         Growth of capital, and only incidentally        Securities of companies that use technology
Portfolio                            for current income                              extensively in the development of new or
                                                                                     improved products or processes
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio    Long-term growth of capital                     Diversified portfolio of equity securities
------------------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio            Long-term growth of capital                     Common stocks of financial companies
------------------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio          Total return through a combination of           Securities issued by companies that are
                                     growth and income                               "principally engaged" in real estate
------------------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                Long-term growth of capital                     U.S. common stocks of companies with
                                                                                     at least $10 billion market capitalization
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund              Long-term capital appreciation                  U.S. and foreign common stocks of
Portfolio                                                                            companies believed to be undervalued
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income           Reasonable income; also considers potential     Income-producing equity securities
Portfolio                            for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  Growth                 Capital growth                                  U.S. and foreign common stocks
Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio       Long-term growth of capital                     Common stocks with medium market
                                                                                     capitalization, both U.S. and foreign
------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Mid Cap Growth           Long-term growth of capital                     Equity securities of medium-sized companies
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital                  Long-term growth of capital                     Equity securities of companies of any size;
Appreciation Portfolio               non-diversified

------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio         Long-term growth of capital in a manner         Common stocks of issuers of any size
                                     consistent with preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide                Long-term growth of capital in a manner         Common stocks of foreign and U.S. issuers;
Growth Portfolio                     consistent with preservation of capital         usually invests in at least five countries,
                                                                                     including the U.S.
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series           Long-term growth of capital                     Common stocks of emerging growth companies of
                                                                                     any size
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series           Long-term growth of capital with a              Equity securities issued by U.S. and foreign
(formerly MFS Growth With            secondary objective to seek reasonable          companies
Income Series)                       current income
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series             To seek capital appreciation                    Equity securities of companies that offer
                                                                                     superior prospects for growth, both U.S. and
                                                                                     foreign
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Series                  Long-term growth of capital and                 Equity securities of companies believed
                                     future income                                   to possess better than average prospects
                                                                                     for long-term growth
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series              Above average income consistent with            Broad list of securities, including a
                                     prudent employment of capital; as a             combination of equity and fixed-income, both
                                     secondary objective, to provide reasonable      U.S. and foreign
                                     opportunity for growth of capital and
                                     income
------------------------------------------------------------------------------------------------------------------------------------


-------------
12 PROSPECTUS                                            THE ACCUMULATION PERIOD
-------------

Variable investment options

Fund                                 Investment objectives                           Typical investments
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund     Long-term capital growth                        Invests at least 65% of its total assets in the
                                                                                     equity securities of companies that are located
                                                                                     anywhere in the world, including those in the
                                                                                     U.S. and emerging markets
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust     Long-term growth of capital and income          Income-producing equity securities, including
Growth and Income Portfolio                                                          common stocks and convertible securities,
(Class II Shares)                                                                    although investments are also made in non-
                                                                                     convertible preferred stocks and debt
                                                                                     securities.
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust     Seeks to provide investors with high            Debt securities issued by or guaranteed by
Government Portfolio                 current return consistent with                  the U.S. government, its agencies or its
(Class II Shares)                    preservation of capital                         instrumentalities
------------------------------------------------------------------------------------------------------------------------------------

Some of these Funds may not be available in your State.

Some Funds have similar investment objectives and policies to other funds managed by the same adviser. The Funds may also have the same or similar names to publicly available mutual funds. The Funds are not the same funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.


                                                                   -------------
THE ACCUMULATION PERIOD                                            PROSPECTUS 13
                                                                   -------------

--------------------------------------------------------------------------------
Before investing, please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

The Funds' investment advisers and their principal business addresses are shown in the table below.

                                                    Investment adviser
Fund                                                and principal business address
--------------------------------------------------------------------------------------------------
The Guardian Stock Fund                             Guardian Investor Services LLC
The Guardian Small Cap Stock Fund                   7 Hanover Square
The Guardian Bond Fund                              New York, New York 10004
The Guardian Cash Fund
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund

The Guardian VC Low Duration Bond Fund
--------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap                       Guardian Investor Services LLC (Adviser)
  Value Fund                                        7 Hanover Square
The Guardian UBS VC Small Cap Value                 New York, New York 10004
  Fund
                                                    UBS Global Asset Management
                                                    (Americas) Inc. (Sub-adviser)
                                                    One North Wacker Drive
                                                    Chicago, Illinois 60606
--------------------------------------------------------------------------------------------------
Baillie Gifford International Growth Fund           Guardian Baillie Gifford Limited (Adviser)
Baillie Gifford Emerging Markets Fund               Baillie Gifford Overseas Limited (Sub-adviser)
                                                    Calton Square
                                                    1 Greenside Row
                                                    Edinburgh, EH1 3AN Scotland

--------------------------------------------------------------------------------------------------
Value Line Centurion Fund                           Value Line, Inc.
Value Line Strategic Asset                          220 East 42nd Street
  Management Trust                                  New York, New York 10017
--------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                          Gabelli Funds, LLC
                                                    One Corporate Center
                                                    Rye, New York 10580-1422
--------------------------------------------------------------------------------------------------
MFS Investors Trust Series                          MFS Investment Management(R)
MFS Emerging Growth Series                          500 Boylston Street
MFS New Discovery Series                            Boston, MA 02116
MFS Research Series
MFS Total Return Series
--------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                  A I M Advisors, Inc.
AIM V.I. Global Utilities Fund                      11 Greenway Plaza - Suite 100
AIM V.I. Premier Equity Fund                        Houston, Texas 77046-1173
--------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income Portfolio         Alliance Capital Management LP
AllianceBernstein Premier Growth Portfolio          1345 Avenue of the Americas
AllianceBernstein Technology Portfolio              New York, New York 10105
AllianceBernstein Value Portfolio
--------------------------------------------------------------------------------------------------
Davis Financial Portfolio                           Davis Selected Advisers, LP
Davis Real Estate Portfolio                         2949 East Elvira Road, Suite 101
Davis Value Portfolio                               Tucson, Arizona 85706


-------------
14 PROSPECTUS                                            THE ACCUMULATION PERIOD
-------------


                                                    Investment adviser
Fund                                                and principal business address

--------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                   Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio                82 Devonshire Street
Fidelity VIP Growth                                 Boston, MA 02109
  Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
--------------------------------------------------------------------------------------------------

Janus Aspen Mid Cap Growth Portfolio                Janus Capital Management LLC
Janus Aspen Capital Appreciation Portfolio          151 Detroit Street
Janus Aspen Growth Portfolio                        Denver, Colorado  80206-4928
Janus Aspen Worldwide Growth Portfolio

--------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                    Templeton Global Advisors Limited (Adviser)
                                                    Lyford Cay
                                                    Nassau, Bahamas


                                                    Franklin Advisers, Inc. (Sub-adviser)
                                                    #7 Temasek Boulevard
                                                    #38-3 Suntec Tower One
                                                    Singapore, 038987
--------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust                    Van Kampen Asset Management Inc.
  Government Portfolio                              1220 Avenue of the Americas
Van Kampen Life Investment Trust                    New York, New York 10020
  Growth and Income Portfolio



                                                                   -------------
THE ACCUMULATION PERIOD                                            PROSPECTUS 15
                                                                   -------------

FIXED-RATE OPTION

The fixed-rate option is only available to those who have bought an Individual Single Premium Payment Contract, though it may not be available for allocation in all states in which the contracts are available.

It is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%. You can allocate all of your net premium payments to this option, or you may choose it as one of your twenty investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC's general assets.

At certain times we may choose to pay interest at a rate higher than 3%, but we aren't obliged to do so. Higher interest rates are determined at our discretion and we can change them prospectively without notice. We don't use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn't been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

o The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

o     This interest rate will continue until the next contract anniversary date.

o At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

o The renewal rate will be guaranteed until the next contract anniversary date.


-------------
16 PROSPECTUS                                            THE ACCUMULATION PERIOD
-------------

When you buy a contract, please note
--------------------------------------------------------------------------------

o     You can choose up to twenty investment options at any one time.

o If your contract allows you to and you select the fixed-rate option, you are limited to an additional nineteen variable options.

o There are no initial sales charges on the premium payments that you allocate to the variable investment options. However, there may be premium tax charges.

o All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

o When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

o You can arrange to transfer your investments among the divisions by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee and to limit the number of transactions.

o     You can change beneficiaries as long as the annuitant is living.

TRANSFERS

You can transfer money among variable investment options or change your future allocations to options both before and after the date annuity payments begin. You can also transfer part of your accumulation value from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the variable investment options. These transfers are subject to the following rules:

o We permit transfers from the fixed-rate option to any variable investment options only once each contract year, during the 30 days beginning on the contract anniversary date. Amounts that have been on deposit in the fixed-rate option longest will be transferred out first. You may not make transfers into the fixed-rate option. The maximum yearly transfer from the fixed-rate option is the greater of the following:

      -- 25% of the amount in the fixed-rate option on the applicable contract anniversary date or

      --    $2,500.

o Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.


We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If we receive your transfer request on a business day before 4:00 p.m. New York City time, you will receive that day's unit value. Your telephone transfer instructions will be considered received before 4:00 p.m. if the telephone call is completed no later than 4:00 p.m.

Currently, we do not limit the number of transfers you may make. However, the contract is not designed for market timing activity such as frequent transfers or rebalancing activity. We may limit your right to make transfers or allocation changes if we determine that your transfers would have an adverse effect on other contract owners. We make this determination by monitoring trading activity among the variable investment options based upon established parameters that are applied consistently. If your trading activity violates thes parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other contract owners. We will not grant waivers to any



                                                                   -------------
THE ACCUMULATION PERIOD                                            PROSPECTUS 17
                                                                   -------------
contract owners who violate these parameters. Restrictions may be imposed without prior notice and may include without limitation:


o     limiting the frequency of transfers to not more than once every 30 days;

o     imposing a fee of up to $25 per transfer;

o requiring you to make your transfer requests through the U.S. Postal Service or otherwise restricting electronic or telephonic transaction privileges;

o refusing to act on instructions of an agent acting under a power of attorney on your behalf;

o refusing or otherwise restricting any transaction request we believe alone or with a group of transaction requests may have a detrimental effect on the Separate Account or the underlying Funds, or we are informed by any of the Funds that the purchase or redemption of shares would have a detrimental effect on the applicable Funds.

After the date annuity payments begin, if you have a variable annuity payout option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar year. We will adjust the number of annuity units, which are used to determine your annuity payments, to reflect the annuity unit values of the new Funds you have chosen. No fixed-rate option transfers are permitted.

Personal Security
--------------------------------------------------------------------------------
When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer or changes to future allocations instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone or electronic transfers. We may record telephone conversations regarding transfers without disclosure to the caller. See Telephone and Electronic Services.

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it's called a partial withdrawal. We will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. Also, surrenders and partial withdrawals may be limited by the rules of your retirement plan.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss. Surrendering your contract or making a partial withdrawal in the first six years of your contract may trigger the contingent deferred sales charge. See Contract costs and expenses.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. See Contract Costs and Expenses - Contingent Deferred Sales Charges. If you have less than $500 left in your Single Premium Payment Contract after a partial withdrawal, $250 left in your Flexible Premium Payment


-------------
18 PROSPECTUS                                            THE ACCUMULATION PERIOD
-------------

Payments
--------------------------------------------------------------------------------
For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

o the New York Stock Exchange is closed for trading or trading has been suspended, or

o the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable

Assigning contract interests

If the contract is part of a Keogh plan, or a corporate or individual plan under Sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner's interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant's employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.

If several members of the same household own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling or writing our Customer Service Office.

Contract, or $1,000 in your Group Contract, we will cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender and it may be subject to any applicable contract charges, a deferred sales charge and annuity taxes. Please see Financial information: Federal tax matters.

You may request a schedule of systematic partial withdrawals. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts and compliance with tax provisions. Please see Financial
Information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory Federal income tax withholding. After the first contract year, you are allowed to make an annual withdrawal of the following amounts from the contract without paying a deferred sales charge:

For Single Premium Payment Contracts

o     10% of the amount of your single premium payment.

For Flexible Premium Payment and Group Contracts

o 10% of the total premiums paid during the 72 months immediately preceding the date of your withdrawal.

We will cash accumulation units in the following order:

o all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

o     all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see Payments later in this section.

Please note that withdrawals are restricted for qualified contracts issued in connection with Section 403(b) of the Internal Revenue Code. If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.


                                                                   -------------
THE ACCUMULATION PERIOD                                            PROSPECTUS 19
                                                                   -------------

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THE ANNUITY PERIOD
--------------------------------------------------------------------------------

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can't be later than the annuitant's 85th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

Your annuity payments will be variable. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

o the table in your contract reflecting the gender and nearest age and the sex of the annuitant

o     the annuity payout option you choose, and

o     the investment returns of the variable investment options you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments won't be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

o     Proceeds of less than $2,000 will be delivered in a single payment.

o We may change the schedule of installment payments to avoid payments of less than $20.

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one of the options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.


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20 PROSPECTUS                                                 THE ANNUITY PERIOD
-------------

The assumed investment return is a critical assumption for calculating variable annuity payments. The first variable payment will be based on the assumed investment return of 4%. Subsequent payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent payment:

o If the actual net annual return on investment equals 4% - the amount of your variable annuity payment will not change.

o If the actual net annual return on investment is greater than 4% - the amount of your variable annuity payments will increase.

o If the actual net annual return on investment is less than 4% - the amount of your variable annuity payments will decrease.

ANNUITY PAYOUT OPTIONS

There are a variety of payout options for you to choose from that we've described below. If you do not make a choice, we will automatically select Option 2. You may change options if you wish, provided you do so before we begin processing your first annuity payment.

Option 1 -- Life Annuity Payments

We make a payment once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option allows for the maximum monthly payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that an annuitant could receive only one payment, if he or she dies before the date of the second payment.

Option 2 -- Life Annuity with 120 Monthly Payments Certain

We make a payment once a month during the annuitant's lifetime, but if the annuitant dies before receiving 10 years' worth of payments (120), the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

Option 3 -- Joint and Two-Thirds Survivor Annuity

We make a payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that the joint annuitants could receive only one payment if they both die before the date of the second payment.


                                                                   -------------
THE ANNUITY PERIOD                                                 PROSPECTUS 21
                                                                   -------------

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OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

DEATH BENEFITS

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider which may provide a higher death benefit.

Depending on your age at the time the contract was issued and state regulatory approval, the regular death benefit is the greatest of:

o the accumulation value of the contract at the end of the valuation period during which we receive proof of death minus any applicable annuity taxes;

o the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes; or

o the accumulation value of your contract as of the first contract anniversary date following the date the Department of Insurance in your state approves this contract feature, plus any premiums paid on or after this anniversary, less any withdrawals and contingent deferred sales charges made after this anniversary and any annuity taxes.

Depending on the terms of your contract, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death, in good order if the annuitant has reached a certain age.

We normally pay the death benefit within seven days of receiving proof of death in good order. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

If the annuitant is not the contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary has not been named, then we will pay the benefits to you, the contract owner, unless you previously designated the annuitant's estate to receive the death benefits. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new contract owner.

We will pay the death benefit in a lump sum unless:

o You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.


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22 PROSPECTUS                                            OTHER CONTRACT FEATURES
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

o You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary's request at least three business days before we pay out the proceeds, and within a year of the annuitant's death.


If the death benefit proceeds will not be paid in one lump sum and the death benefit proceeds exceed the accumulation value of the contract as of the end of the valuation period during which we received proof of death in good order, GIAC will credit to the contract an amount equal to the difference between the death benefit proceeds and the accumulation value of the contract. Such amount will be credited to The Guardian Cash Fund investment option.

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new contract owner. You may only name your spouse as a joint contract owner. If you have not named your spouse as joint contract owner, then your beneficiary will become the new contract owner. In the event of any contract owner's death, we must distribute all of the owner's interest in the contract according to the Special requirements outlined below.


--------------------------------------------------------------------------------

Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

--------------------------------------------------------------------------------

Special requirements

If the contract owner dies, the following rules apply.

If the beneficiary is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner's interest:

o     is payable to, or for the benefit of, any new contract owner, and

o will be distributed over the new contract owner's life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of your death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If the owner of the contract is not an individual, then the primary annuitant will be treated as the contract owner. In this situation, any change in the annuitant will be treated as the death of the contract owner.

Enhanced death benefits

The enhanced death benefit riders are available at certain times through special programs for contracts that have annuitants who are under age 75 at the time the rider is issued. If a death benefit is payable and one of these


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 23
                                                                   -------------
options is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater.

Two riders are offered:

o the 7 Year Enhanced Death Benefit Rider which has a daily charge based on an annual rate of 0.30% of the net assets of your variable investment options.

o the Contract Anniversary Enhanced Death Benefit Rider, which has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

These riders are available only in states where they have been approved.

7 Year Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

o The accumulation value of the contract at the end of the reset date immediately preceding the annuitant's death:

      --    plus any premiums paid after the reset date

      --    minus any partial withdrawals after the reset date

      -- minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.

The first reset date is on the issue date of the rider. After this, each reset date will be each seventh rider anniversary date after that (i.e., the 7th, 14th, 21st and 28th rider anniversaries, and so on).

Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

o the highest accumulation value of the contract on any anniversary of the issue date of the rider anniversary before the annuitant's 85th birthday:

      --    plus any premiums paid after that rider anniversary

      --    minus any partial withdrawals after that rider anniversary

      -- minus any deferred sales charges and annuity taxes applicable to such withdrawals.

We will terminate either enhanced death benefit rider on the earliest of the following dates:

o     the date the enhanced death benefit is paid out

o     the date the contract terminates

o     the date of the annuitant's 85th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you.

Once a death benefit rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit and no further charges will be deducted for this benefit. We reserve the right to offer or discontinue offering of either enhanced death benefit rider at any time, without prior notice.


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24 PROSPECTUS                                            OTHER CONTRACT FEATURES
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

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FINANCIAL INFORMATION
--------------------------------------------------------------------------------

HOW WE CALCULATE UNIT VALUES


When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. New York City time, each day the Exchange is open for trading and GIAC is open for business.


To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

We determine the value of a fixed accumulation unit by adding together its value at the end of the preceding valuation period and any interest credited to the unit since the end of that period.

We determine the value of a variable accumulation unit by multiplying its value at the end of the preceding valuation period by the net investment factor for the current valuation period.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

o At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period

o We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period

o Finally, we add up the daily charges (mortality and expense risks, administrative expenses, and any premium taxes) and subtract them from the above total.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 25
                                                                   -------------

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds' prospectuses.

Mortality and expense risk charge

You will pay a daily charge based on an annual rate of 1.0% of the net assets of your variable investment options to cover our mortality and expense risks. (Approximately 0.65% covers mortality risks, while the remaining 0.35% covers expense risks.) Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient.

Administrative expenses

We deduct an annual fee of $30 for Single Premium Payment Contracts, and $35 for Flexible Premium Payment and Group Contracts, on each anniversary date of your contract during the accumulation period. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract's accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year.

In addition, the following charges may apply:
Contingent deferred sales charge

For single premium payment contracts, if you make a partial withdrawal from your account or surrender your contract, you will pay a deferred sales charge on any premium payment amount withdrawn during the first seven contract years measured from the date of issue. This charge compensates us for expenses related to the sale of contracts. These include commissions to registered representatives, as well as promotional expenses. The total deferred sales charges are guaranteed never to exceed 9% of the premiums you have paid.


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26 PROSPECTUS                                              FINANCIAL INFORMATION
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

When we calculate the deferred sales charge, all amounts taken out are assumed to come from the oldest premium. We do this to minimize the amount you owe. The amount of the charge and the time period used to calculate it depend on the type of contract you have. The deferred sales charge associated with single premium payment contracts are listed in the table below.

-----------------------------------------------------
             Number of
          Contract Years              Contingent
          Completed from               Deferred
          Date of Premium            Sales Charge
              Payment                 Percentage
-----------------------------------------------------
                1                         5%
-----------------------------------------------------
                2                         5%
-----------------------------------------------------
                3                         4%
-----------------------------------------------------
                4                         3%
-----------------------------------------------------
                5                         2%
-----------------------------------------------------
                6                         1%
-----------------------------------------------------
                7+                        0%
-----------------------------------------------------

The deferred sales charge associated with flexible premium payment contracts and group contracts is calculated as the lesser of:

o 5% of the premium payments you have made within six contract years (72 months) before the date of your request for the withdrawal or surrender; or

o     5% of the amount withdrawn or surrendered.

Enhanced death benefit expenses

If you choose one of the enhanced death benefit riders and it is in effect, you will pay a daily charge based on an annual rate of up to 0.30% of the net assets of your variable investment options depending on the option chosen.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments. We may deduct the premium tax either from your premium payment when made, or from the annuity payments on the date annuity payments begin, depending on state laws.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we deduct the amount from your premium payment at the time it is made. We reserve the right to pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 27
                                                                   -------------

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete or to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information about your circumstances, any recent tax developments, and the impact of state tax laws. This summary is based on our understanding of the present Federal income tax laws.

We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won't be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract's accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled, otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of an individual retirement plan, a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.


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28 PROSPECTUS                                              FINANCIAL INFORMATION
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

Taxation of non-qualified contracts

Non-natural person

If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date

When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner's investment in the contract. Generally, the owner's investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Penalty tax on certain withdrawals

In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2,


o     made from an immediate annuity contract,


o     made on or after the death of an owner,

o     attributable to the taxpayer's becoming disabled, or

o made as part of a series of substantially equal periodic payments for the life - or life expectancy - of the taxpayer.


If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under any option that provides for a period certain annuity in connection with a deferred annuity contract may be subject to the 10% tax penalty.


Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 29
                                                                   -------------

Annuity payments

Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of death benefits

Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

o if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

o if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges

Transferring or assigning ownership of a contract, designating an annuitant, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in Federal gift taxes for you and Federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax

Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges

It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Multiple contracts

All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner's income when a taxable distribution occurs.


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30 PROSPECTUS                                              FINANCIAL INFORMATION
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

Taxation of qualified contracts

Qualified arrangements receive tax deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax benefit of funding such qualified arrangements with tax deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs)


As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person's income. Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. Roth IRAs under Section 408A may also be used in connection with variable annuity contracts.


Contributions to Roth IRAs are not tax-deductible, and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. A rollover or conversion of an IRA to a Roth IRA may be subject to tax.


Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


Simplified Employee Pension (SEP) IRAs

Under Section 408(k) of the Internal Revenue Code, employers are allowed to provide IRA contributions on behalf of their employees. In addition to the general rules governing IRAs, SEP IRAs are subject to certain requirements regarding participation and the amounts of contributions. Employers using this contract in connection with SEP IRAs should consult their tax adviser.

Corporate pension and profit-sharing plans

Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 31
                                                                   -------------

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Deferred compensation plans

Under Section 457 of the Internal Revenue Code, certain tax-exempt employers, such as state and local governments, or other agencies are allowed to establish various types of deferred compensation plans for their employees. Contributions to these plans are generally taxed when the money is withdrawn or payments begin. In non-governmental plans, the employers are considered the owner of the contract and may draw on its value for purposes unrelated to the compensation plan for which it was purchased. In governmental plans, these amounts must be held in trust for the exclusive use of the employees participating in the plan.

Tax-sheltered annuities

Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Penalty tax on certain withdrawals - Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% Federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled

o     made to pay deductible medical expenses

o     made to pay medical insurance premiums if you are unemployed

o     made to pay for qualified higher education expenses

o     made for a qualified first time home purchase up to $10,000

o     for IRS levies, or

o made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.


If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age



-------------
32 PROSPECTUS                                              FINANCIAL INFORMATION
-------------

59 1/2 under any option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances, and certain exceptions may not be applicable to all types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty.


Other tax issues

You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.


In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In may cases, the "invesment in the contract" under a qualified contract can be zero.

Qualified contracts other than Roth IRA have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules.

Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable "eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental 457 plans are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or the employee's surviving spouse in the case of the employee's death, or to the employee's former spouse in the case of an alternate payee under a qualified domestic relations order) from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to a tax-qualified plan, 403(b) plan, IRA or governmental section 457(b) plan that separately accounts for rollover amounts.



                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 33
                                                                   -------------

Our income taxes

At the present time, we make no charge for any Federal, state or local taxes other than the charge for state and local annuity taxes that we incur -- that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to annuity taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account's investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. These materials are based upon historical information and are not necessarily representative of future performance. More detail about historical performance appears in the Statement of Additional Information. When we show performance, we'll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value -- all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of The Guardian Cash Fund and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for The Guardian Cash Fund investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by The Guardian Cash Fund investment division, which assumes that the net investment


-------------
34 PROSPECTUS                                              FINANCIAL INFORMATION
-------------
income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account's investment divisions may compare a Fund's performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts.

Additionally, promotional material may refer to:

o     the types and characteristics of certain securities

o     features of a Fund's portfolio

o     financial markets

o     historical, current or perceived economic trends, and

o     topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contracts and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

o     Moody's Investors Service, Inc.

o     Standard & Poor's Ratings Group

o     A.M. Best & Co.

o     Duff & Phelps.

These ratings relate only to GIAC's ability to meet its obligations under the contracts' fixed-rate option and to pay death benefits provided under the contracts, not to the performance of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GIS free of charge.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 35
                                                                   -------------

--------------------------------------------------------------------------------
YOUR RIGHTS AND RESPONSIBILITIES
--------------------------------------------------------------------------------

VOTING RIGHTS

We own the Fund's shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We'll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

TELEPHONE AND ELECTRONIC SERVICES


We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and 4:00 p.m. New York City time on any day we are open for business.


In addition to telephone services, in the future we anticipate offering you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. We will notify you as these electronic services become available. At that time, if you want to participate in any or all of our electronic programs, we will ask that you visit our website for information and registration. You may also be able to register by other forms of communication. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PINnumber private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.


-------------
36 PROSPECTUS                                   YOUR RIGHTS AND RESPONSIBILITIES
-------------

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contractowners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

Upon cancellation, we'll refund to you either:

o     the total amount you paid for the contract; or

o the sum of the surrender value of the contract, plus the difference between the premiums you paid (including any contract fees or other charges) and the amounts allocated to the variable and fixed-rate investment options under the contract.

DISTRIBUTION OF THE CONTRACT

The variable annuity contracts are sold by insurance agents who are licensed by GIAC and who are either registered representatives of GIS or of broker-dealer firms which have entered into sales agreements with GIS and GIAC. GIS and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations.


                                                                   -------------
YOUR RIGHTS AND RESPONSIBILITIES                                   PROSPECTUS 37
                                                                   -------------

There may be several compensation programs from which these individuals or firms may choose. One compensation program is based on a percentage of each contract premium payment not expected to exceed 4.5%. Other compensation programs may provide a lower initial commission on each premium payment but allow for ongoing annual compensation based on a percentage of the contract value. Typically, the additional annual compensation begins only after the completion of a certain number of contract years. Also, additional annual compensation may be payable while certain contract riders are in effect. The maximum annual compensation possible based on contract value is 1%.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of contracts.

The principal underwriter of the contracts is GIS, located at 7 Hanover Square, New York, New York 10004.


-------------
38 PROSPECTUS                                   YOUR RIGHTS AND RESPONSIBILITIES
-------------

--------------------------------------------------------------------------------
SPECIAL TERMS USED IN THIS PROSPECTUS
--------------------------------------------------------------------------------

Accumulation Period: The period between the issue date of the contract and the retirement date.

Accumulation Unit: A measure used to determine the value of a contract owner's interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.

Accumulation Value: The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant: The person on whose life the annuity payments are based and on whose death, prior to the retirement date, benefits under the contract are paid.

Annuity Payments: Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the retirement date.

Annuity Unit: A measure used to determine the amount of any variable annuity payment.

Business day: Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Beneficiary: The person named in the contract to receive the death benefit if the contract owner or the annuitant dies.

Contract Anniversary Date: The annual anniversary measured from the issue date of the contract.

Contract owner: You (or your); the person(s) or entity designated as the owner in the contract.

Funds: The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.


Good Order: Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction. For telephone transfer instructions, good order also means that the telephone call must be received on a business day and completed no later than 4:00 p.m. New York City time on that day in order to receive that day's unit values.


Retirement Date: The date on which annuity payments under the contract begin.

Valuation Period: The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable Investment Options: The Funds underlying the contract are the variable investment options - as distinguished from the fixed-rate option - available for allocations of net premium payments and accumulation values.


                                                                   -------------
SPECIAL TERMS USED IN THIS PROSPECTUS                              PROSPECTUS 39
                                                                   -------------

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

LEGAL PROCEEDINGS

Neither the Separate Account nor GIAC is a party to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contracts described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
Box 26210
Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

o     Services to the Separate Account

o     Annuity payments

o     Tax status of the contracts


o     Calculation of Yield Quotations for The Guardian Cash Fund

o     Valuation of assets of the Separate Account

o     Transferability restrictions

o     Experts



-------------
40 PROSPECTUS                                                  OTHER INFORMATION
-------------

--------------------------------------------------------------------------------
APPENDIX A SUMMARY FINANCIAL INFORMATION
--------------------------------------------------------------------------------


The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account A, which were audited by PricewaterhouseCoopers LLP, independents accountants, for the year ending December 31, 2003. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account D which are included in the Statement of Additional Information.

The Separate Account commenced operations on January 18, 1982. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular accumulation unit value or rider, then that funding option or rider was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of the next year.

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

                                                                                              CONTRACT TYPE
                                                                                         ----------------------
                                                                                                         7-YEAR
                                                                                                          DEATH
                                                                            YEAR                        BENEFIT
INVESTMENT OPTION                                                            END            BASIC         RIDER
---------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                                                      2003         $ 27.89         $11.47
                                                                            2002           27.98          11.54
                                                                            2001           27.91          11.55
                                                                            2000           27.21          11.29
                                                                            1999           25.92          10.79
                                                                            1998           24.98          10.43
                                                                            1997           24.00          10.50
                                                                            1996           23.05             --
                                                                            1995           22.17             --
                                                                            1994           21.22             --
---------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                                     2003           89.29           9.47
                                                                            2002           74.18           7.90
                                                                            2001           94.69          10.11
                                                                            2000          121.73          13.04
                                                                            1999          150.64          16.19
                                                                            1998          115.98          12.50
                                                                            1997           97.72          10.56
                                                                            1996           72.79             --
                                                                            1995           57.93             --
                                                                            1994           43.45             --
---------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                                                      2003           44.80          13.78
                                                                            2002           43.20          13.33
                                                                            2001           39.86          12.33
                                                                            2000           36.97          11.47
                                                                            1999           33.94          10.56
                                                                            1998           34.57          10.79
                                                                            1997           32.29          10.11
                                                                            1996           29.92             --
                                                                            1995           29.38             --
                                                                            1994           25.23             --
---------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                                           2003           14.67          12.90
                                                                            2002           10.32           9.11
                                                                            2001           12.34          10.92
                                                                            2000           13.52          12.00
                                                                            1999           14.13          12.58
                                                                            1998           10.57           9.44
                                                                            1997           11.32          10.15
---------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                                              2003            8.17           8.09
                                                                            2002            6.44           6.39
                                                                            2001            8.38           8.34
                                                                            2000            9.61             --
---------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                                       2003            9.45             --
                                                                            2002            7.47             --
                                                                            2001            9.42             --
                                                                            2000           10.45             --
---------------------------------------------------------------------------------------------------------------




                                                                   -------------
APPENDIX                                                           PROSPECTUS 41
                                                                   -------------

                                                                                              CONTRACT TYPE
                                                                                         ----------------------
                                                                                                         7-YEAR
                                                                                                          DEATH
                                                                            YEAR                        BENEFIT
INVESTMENT OPTION                                                            END            BASIC         RIDER
---------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                                        2003          $11.56         $11.44
                                                                            2002            9.90           9.82
                                                                            2001            9.87             --
                                                                            2000            9.62             --
---------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                                                  2003           26.48          16.57
                                                                            2002           19.74          12.39
                                                                            2001           23.27          14.65
                                                                            2000           22.91          14.46
                                                                            1999           21.92          13.88
                                                                            1998           18.48          11.74
                                                                            1997           16.71          10.64
                                                                            1996           11.83             --
                                                                            1995           10.76             --
---------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                                          2003           19.41          11.23
                                                                            2002           15.08           8.75
                                                                            2001           18.50          10.77
                                                                            2000           23.47          13.70
                                                                            1999           29.63          17.35
                                                                            1998           21.51          12.63
                                                                            1997           17.93          10.56
                                                                            1996           16.18             --
                                                                            1995           14.15             --
                                                                            1994           12.85             --
---------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                                       2003           14.17          14.08
                                                                            2002            9.30           9.26
                                                                            2001           10.02          10.02
                                                                            2000            9.52           9.55
                                                                            1999           13.32          13.40
                                                                            1998            7.81           7.88
                                                                            1997           10.77          10.90
                                                                            1996           10.67             --
                                                                            1995            8.65             --
                                                                            1994            8.79             --
---------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                                                   2003           58.58          10.42
                                                                            2002           49.51           8.83
                                                                            2001           64.89          11.61
                                                                            2000           78.33          14.06
                                                                            1999           90.38          16.27
                                                                            1998           71.18          12.85
                                                                            1997           56.40          10.21
                                                                            1996           46.92             --
                                                                            1995           40.38             --
                                                                            1994           29.12             --
---------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust                                 2003           48.38          13.62
                                                                            2002           41.93          11.84
                                                                            2001           48.41          13.71
                                                                            2000           56.15          15.95
                                                                            1999           55.62          15.85
                                                                            1998           45.18          12.91
                                                                            1997           35.80          10.26
                                                                            1996           31.26             --
                                                                            1995           27.25             --
                                                                            1994           21.41             --
---------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                          2003            6.96           6.88
                                                                            2002            5.43           5.38
                                                                            2001            7.25           7.21
                                                                            2000            9.54           9.52
---------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                                              2003            6.39           6.32
                                                                            2002            5.42           5.38
                                                                            2001            7.35           7.32
                                                                            2000           10.30          10.28
---------------------------------------------------------------------------------------------------------------



-------------
42  PROSPECTUS                                                          APPENDIX
-------------

                                                                                              CONTRACT TYPE
                                                                                         ----------------------
                                                                                                         7-YEAR
                                                                                                          DEATH
                                                                            YEAR                        BENEFIT
INVESTMENT OPTION                                                            END            BASIC         RIDER
---------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                2003          $ 6.87         $ 6.79
                                                                            2002            5.54           5.50
                                                                            2001            8.03           7.99
                                                                            2000            9.27           9.25
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income Portfolio                                 2003           10.47          10.42
                                                                            2002            8.00           7.95
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth Portfolio                                  2003            9.68           9.63
                                                                            2002            7.93             --
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology Portfolio                                      2003            9.69           9.65
                                                                            2002            6.81             --
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio                                           2003           10.83          10.77
                                                                            2002            8.51             --
---------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio                                                   2003           11.76          11.64
                                                                            2002            8.99           8.92
                                                                            2001           10.92          10.87
                                                                            2000           12.30             --
---------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio                                                 2003           16.89          16.70
                                                                            2002           12.47          12.37
                                                                            2001           11.89          11.83
                                                                            2000           11.38             --
---------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                                                       2003            9.78           9.68
                                                                            2002            7.61           7.56
                                                                            2001            9.18           9.14
                                                                            2000           10.35          10.33
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (Service Class)                           2003            9.94           9.83
                                                                            2002            7.82           7.76
                                                                            2001            8.72           8.68
                                                                            2000           10.05          10.03
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (Service Class)                        2003           10.87          10.75
                                                                            2002            8.43           8.36
                                                                            2001           10.25          10.20
                                                                            2000           10.91             --
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (Service Class)                 2003            7.98             --
                                                                            2002            6.21             --
                                                                            2001            8.04             --
                                                                            2000            9.49             --
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio (Service Class)                              2003           14.90          14.74
                                                                            2002           10.86          10.78
                                                                            2001           12.18          12.12
                                                                            2000           12.73          12.70
---------------------------------------------------------------------------------------------------------------
Templeton Growth Securities (Class 2)                                       2003           10.42          10.32
                                                                            2002            7.97           7.95
---------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)                 2003            4.85           4.80
                                                                            2002            3.62           3.60
                                                                            2001            5.08           5.06
                                                                            2000            8.47           8.46
---------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio (Institutional Shares)           2003            7.14           7.06
                                                                            2002            5.98           5.93
                                                                            2001            7.16           7.13
                                                                            2000            9.24           9.22
---------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares)                         2003            6.56           6.49
                                                                            2002            5.03           4.99
                                                                            2001            6.91           6.88
                                                                            2000            9.27           9.26
---------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)               2003            6.36           6.30
                                                                            2002            5.18           5.14
                                                                            2001            7.03           6.99
                                                                            2000            9.15           9.13
---------------------------------------------------------------------------------------------------------------



                                                                   -------------
APPENDIX                                                           PROSPECTUS 43
                                                                   -------------

                                                                                              CONTRACT TYPE
                                                                                         ----------------------
                                                                                                         7-YEAR
                                                                                                          DEATH
                                                                            YEAR                        BENEFIT
INVESTMENT OPTION                                                            END            BASIC         RIDER
---------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (Initial Class)                                  2003          $ 5.17         $ 5.12
                                                                            2002            4.01           3.98
                                                                            2001            6.12           6.09
                                                                            2000            9.29           9.27
---------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (Initial Class)                                  2003           10.37          10.43
                                                                            2002            8.57           8.65
                                                                            2001           10.95          11.09
                                                                            2000           13.16          13.36
                                                                            1999           13.31          13.56
                                                                            1998           12.60          12.87
                                                                            1997           10.40          10.66
---------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (Initial Class)                                    2003            8.93           8.84
                                                                            2002            6.75           6.69
                                                                            2001            9.97           9.92
                                                                            2000           10.60          10.58
---------------------------------------------------------------------------------------------------------------
MFS Research Series (Initial Class)                                         2003            6.97              0
                                                                            2002            5.65           5.61
                                                                            2001            7.56           7.52
                                                                            2000            9.69           9.68
---------------------------------------------------------------------------------------------------------------
MFS Total Return Series (Initial Class)                                     2003           12.07          11.94
                                                                            2002           10.48          10.40
                                                                            2001           11.16          11.11
                                                                            2000           11.24             --
---------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Government Portfolio (Class II)            2003           10.69          10.64
                                                                            2002           10.64          10.62
---------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Growth and Income Portfolio (Class II)     2003           10.43          10.37
                                                                            2002            8.25           8.23
---------------------------------------------------------------------------------------------------------------


Number of accumulation units outstanding at the end of the indicated period:


                                                                                               CONTRACT TYPE
                                                                                         -------------------------
                                                                                                            7-YEAR
                                                                                                             DEATH
                                                                            YEAR                           BENEFIT
INVESTMENT OPTION                                                            END            BASIC            RIDER
------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                                                      2003         1,656,249         118,007
                                                                            2002         2,431,591         145,197
                                                                            2001         2,543,027         277,837
                                                                            2000         2,574,120         231,213
                                                                            1999         2,995,641         336,117
                                                                            1998         3,345,375         319,565
                                                                            1997         3,499,421         125,260
                                                                            1996         4,509,040              --
                                                                            1995         4,672,497              --
                                                                            1994         6,438,018              --
------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                                     2003         1,994,910         873,587
                                                                            2002         2,291,712       1,055,188
                                                                            2001         2,853,376       1,183,214
                                                                            2000         3,456,063       1,514,490
                                                                            1999         3,916,386       1,609,305
                                                                            1998         4,776,931       1,089,755
                                                                            1997         5,590,873         734,279
                                                                            1996         6,076,328              --
                                                                            1995         6,703,809              --
                                                                            1994         6,852,186              --
------------------------------------------------------------------------------------------------------------------



-------------
44  PROSPECTUS                                                          APPENDIX
-------------

                                                                                               CONTRACT TYPE
                                                                                         -------------------------
                                                                                                            7-YEAR
                                                                                                             DEATH
                                                                            YEAR                           BENEFIT
INVESTMENT OPTION                                                            END            BASIC            RIDER
------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                                                      2003         1,065,700          84,018
                                                                            2002         1,285,709         124,120
                                                                            2001         1,246,728         118,055
                                                                            2000         1,263,771         106,984
                                                                            1999         1,565,455         140,479
                                                                            1998         1,964,674         168,908
                                                                            1997         2,214,393          40,479
                                                                            1996         2,616,670              --
                                                                            1995         3,423,163              --
                                                                            1994         3,797,375              --
------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                                           2003           630,201          17,990
                                                                            2002           479,166          21,671
                                                                            2001           517,680          16,484
                                                                            2000           586,234          22,518
                                                                            1999           472,093          24,963
                                                                            1998           568,862          28,314
                                                                            1997           651,967          34,958
------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                                              2003           677,785          41,564
                                                                            2002           413,646          26,258
                                                                            2001           242,907           4,526
                                                                            2000            68,032              --
------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                                       2003            93,007              --
                                                                            2002            45,137              --
                                                                            2001            73,821              --
                                                                            2000            25,577              --
------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                                        2003            86,677           6,137
                                                                            2002            44,601             268
                                                                            2001            23,569              --
                                                                            2000             6,477              --
------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                                                  2003           456,432          46,726
                                                                            2002           408,632          41,677
                                                                            2001           443,223          36,223
                                                                            2000           244,557          29,112
                                                                            1999           385,092          69,116
                                                                            1998           487,073          82,295
                                                                            1997           389,514           4,315
                                                                            1996           232,888              --
                                                                            1995           181,843              --
------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                                          2003           583,909          48,576
                                                                            2002           666,980          54,391
                                                                            2001           795,385          68,303
                                                                            2000           971,435         147,370
                                                                            1999         1,153,489         144,167
                                                                            1998         1,377,239         104,476
                                                                            1997         1,643,055          85,978
                                                                            1996         2,056,413              --
                                                                            1995         2,393,470              --
                                                                            1994         3,056,741              --
------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                                       2003           352,877           6,869
                                                                            2002           284,257           2,561
                                                                            2001           295,604           1,816
                                                                            2000           381,117           5,799
                                                                            1999           544,584          14,343
                                                                            1998           323,502           8,161
                                                                            1997           559,108          20,597
                                                                            1996           548,268              --
                                                                            1995           383,253              --
                                                                            1994           148,085              --
------------------------------------------------------------------------------------------------------------------



                                                                   -------------
APPENDIX                                                           PROSPECTUS 45
                                                                   -------------

                                                                                               CONTRACT TYPE
                                                                                         -------------------------
                                                                                                            7-YEAR
                                                                                                             DEATH
                                                                            YEAR                           BENEFIT
INVESTMENT OPTION                                                            END            BASIC            RIDER
------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                                                   2003         1,650,982         562,310
                                                                            2002         1,852,562         622,814
                                                                            2001         2,136,987         650,833
                                                                            2000         2,403,460         729,689
                                                                            1999         2,822,201         770,756
                                                                            1998         3,076,007         586,543
                                                                            1997         3,620,476         191,677
                                                                            1996         4,202,143              --
                                                                            1995         4,570,242              --
                                                                            1994         4,790,568              --
------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust                                 2003         1,509,488         208,947
                                                                            2002         1,672,130         271,791
                                                                            2001         2,038,740         342,391
                                                                            2000         2,465,647         403,907
                                                                            1999         2,820,532         421,493
                                                                            1998         3,314,960         295,200
                                                                            1997         3,910,164         177,954
                                                                            1996         4,418,320              --
                                                                            1995         4,843,445              --
                                                                            1994         5,312,863              --
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                          2003            51,009           4,159
                                                                            2002            98,605           4,747
                                                                            2001           101,635           7,283
                                                                            2000            94,377           4,740
------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                                              2003            11,407           5,076
                                                                            2002            13,777           1,465
                                                                            2001            20,994           1,465
                                                                            2000            18,816           1,465
------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                2003            47,290           4,686
                                                                            2002            54,388           4,480
                                                                            2001            75,616           6,446
                                                                            2000            43,490           5,645
------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income Portfolio                                 2003            48,382             205
                                                                            2002             2,106             118
------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth Portfolio                                  2003             9,385           2,194
                                                                            2002                34              --
------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology Portfolio                                      2003            28,835           5,792
                                                                            2002             2,235              --
------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio                                           2003            46,756           1,731
                                                                            2002             1,226              --
------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio                                                   2003            41,302           2,466
                                                                            2002            40,624             408
                                                                            2001            50,488           2,658
                                                                            2000            48,357              --
------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio                                                 2003           167,695          11,528
                                                                            2002            74,949           9,637
                                                                            2001            26,189           4,676
                                                                            2000            12,678              --
------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                                                       2003           216,039          11,765
                                                                            2002           133,885           8,319
                                                                            2001           115,872           9,633
                                                                            2000            20,413           6,130
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (Service Class)                           2003           250,583          11,363
                                                                            2002           118,692           4,658
                                                                            2001           106,175           4,049
                                                                            2000            34,243           3,186
------------------------------------------------------------------------------------------------------------------



-------------
46  PROSPECTUS                                                          APPENDIX
-------------

                                                                                               CONTRACT TYPE
                                                                                         -------------------------
                                                                                                            7-YEAR
                                                                                                             DEATH
                                                                            YEAR                           BENEFIT
INVESTMENT OPTION                                                            END            BASIC            RIDER
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (Service Class)                        2003           188,572           6,877
                                                                            2002           127,302           1,395
                                                                            2001            74,120           4,866
                                                                            2000            25,387              --
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (Service Class)                 2003            14,838              --
                                                                            2002            22,724              --
                                                                            2001               876              --
                                                                            2000             1,819              --
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio (Service Class)                              2003           389,294          26,795
                                                                            2002           319,040           8,931
                                                                            2001           327,910          15,996
                                                                            2000           362,045          42,703
------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities (Class 2)                                       2003            66,577           7,455
                                                                            2002            14,588             767
------------------------------------------------------------------------------------------------------------------
Janus AspenMid Cap Growth Portfolio (Institutional Shares)                  2003           161,103           3,225
                                                                            2002           194,579           4,047
                                                                            2001           295,486          15,032
                                                                            2000           331,141          10,750
------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio (Institutional Shares)           2003            66,401           3,221
                                                                            2002            95,957           5,241
                                                                            2001           160,167           6,556
                                                                            2000           188,723           2,840
------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares)                         2003            78,304           2,349
                                                                            2002            86,763           2,899
                                                                            2001           158,988           4,341
                                                                            2000           147,576           4,225
------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)               2003            88,289           4,754
                                                                            2002           206,380           5,223
                                                                            2001           268,921           9,225
                                                                            2000           244,973           9,247
------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (Initial Class)                                  2003            73,847           3,156
                                                                            2002            74,793           3,714
                                                                            2001            72,184           5,528
                                                                            2000            27,588           5,397
------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (Initial Class)                                  2003           107,289           4,090
                                                                            2002           136,220           4,156
                                                                            2001           153,926           4,533
                                                                            2000           233,869           7,037
                                                                            1999           333,700          11,618
                                                                            1998           427,295          11,842
                                                                            1997            73,032              15
------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (Initial Class)                                    2003            88,971           9,456
                                                                            2002            59,143           7,032
                                                                            2001           116,747           1,658
                                                                            2000            60,146             715
------------------------------------------------------------------------------------------------------------------
MFS Research Series (Initial Class)                                         2003            13,250              --
                                                                            2002             8,586             500
                                                                            2001            14,814             681
                                                                            2000             7,198             681
------------------------------------------------------------------------------------------------------------------
MFS Total Return Series (Initial Class)                                     2003           360,878          16,168
                                                                            2002           241,880          14,160
                                                                            2001           209,028          14,992
                                                                            2000            16,220              --
------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Government Portfolio                       2003            66,916          13,211
(Class II shares)                                                           2002            74,987          12,869
------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Growth and Income Portfolio                2003            44,964           4,766
(Class II shares)                                                           2002            11,423           1,255
------------------------------------------------------------------------------------------------------------------



                                                                   -------------
APPENDIX                                                           PROSPECTUS 47
                                                                   -------------

VALUEGUARDII

THE GUARDIAN SEPARATE ACCOUNT A
OF
THE GUARDIAN INSURANCE & Annuity Company, Inc.


Statement of Additional Information dated May 1, 2004

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account A (marketed under the name "Value Guard II") dated May 1, 2004.


A free Prospectus is available upon request by writing or calling:

                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                                 P.O. Box 26210
                        Lehigh Valley, Pennsylvania 18002
                                 1-800-221-3253

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

         TABLE OF CONTENTS
                                                                           Page
                                                                           ----
         Services to the Separate Account .............................     B-2

         Annuity Payments .............................................     B-2

         Tax Status of the Contracts ..................................     B-3


         Calculation of Yield Quotations for The Guardian Cash Fund ...     B-3

         Valuation of Assets of the Separate Account ..................     B-4

         Transferability Restrictions .................................     B-4

         Experts ......................................................     B-4



EB-013288 5/03


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-1
                                                                             ---

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. ("GIAC") maintains the books and records of The Guardian Separate Account A (the "Separate Account"). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the annual contract administration fee (as described in the Prospectus), which are borne by the contract owners.


Guardian Investor Services LLC ("GIS"), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GIS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities, LLC ("PAS") or of other broker-dealers which have selling agreements with GIS and GIAC. In the years 2003, 2002, and 2001, GIAC paid commissions through GIS and PAS with respect to the sales of variable annuity contracts in the amount of $43,478,315, $39,993,217, and $33,476,514, respectively.


ANNUITY PAYMENTS


Determination of the first monthly annuity payment: At the time annuity payments begin, the value of the contract owner's account (or if a group contract, the amount applied for a participant as stated by the contract owner) is determined by multiplying the appropriate accumulation unit value on the valuation date ten
(10) days before the date the first annuity payment is due by the corresponding number of accumulation units credited to the contract owner's account (or if a group contract, the amount applied for a participant as stated by the contract owner) as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.


The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amount depends on the form of annuity, the sex (except in those states which require "unisex" rates) and the nearest age of the annuitant(s). The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract (or if a group contract, the amount applied for a participant as stated by the contract owner). Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable than those guaranteed in your contract.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the variable investment options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current valuation period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed 4% investment return used in determining the amounts of annuity payable. The net investment factor is reduced by the amount of the mortality and expense risk charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under an annuity option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.


Determination of the second and subsequent monthly annuity payments: The amount of the second and subsequent annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation date 10 days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first monthly payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains fixed during the annuity payment period, provided no transfers among the variable investment options are made.


The assumed investment return of 4% under the contract is the measuring point for subsequent annuity payments. If the actual net investment return (on an annual basis) remains constant at 4%, the annuity payments will remain constant. If the actual net investment rate exceeds 4%, the payment will increase at a return equal to the amount of such excess. Conversely, if the actual return is less than 4%, annuity payments will decrease.


---
B-2                                              THE GUARDIAN SEPARATE ACCOUNT A
---

The second and subsequent monthly payments made under the fixed-rate option will be equal to the amount of the first monthly fixed annuity payment.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended ("Code") requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.


Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder's death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder's death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.


The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.


CALCULATION OF YIELD QUOTATIONS FOR THE GUARDIAN CASH FUND


The yield of the Investment Division of the Separate Account investing in The Guardian Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or The Guardian Cash Fund and unrealized appreciation and depreciation with respect to the portfolio securities of The Guardian Cash Fund, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the "base period"). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing
(i) the net change in the value of the contract for the base period (see "Accumulation Period" in the Prospectus) by (ii) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable annuity taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the investment division. The determination of net change in contract value does reflect all deductions that are charged to a contract owner, in proportion to the length of the base period and the investment division's average contract size.


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-3
                                                                             ---

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (A) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (B) adding 1 to the result, (C) raising the sum to a power equal to 365 divided by the number of days in the base period, and (D) subtracting 1 from the result.

The yield of The Guardian Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the portfolio of The Guardian Cash Fund. Consequently, no yield quotation should be considered as representative of what the yield of the subdivision may be for any specified period in the future. The Guardian Cash Fund Investment Division's respective yields are not guaranteed.


The current and effective annualized yields for the Investment Division investing in The Guardian Cash Fund for the seven-day period ending December 31, 2003 were 0.56% and 0.56%, respectively, calculated as described above.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT


The value of Fund shares held in each Separate Account Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and annuity units) may be valued at fair value as determined in good faith by the Board of Directors of GIAC.

TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Internal Revenue Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC, unless the contract owner is the trustee of an employee trust qualified under the Internal Revenue Code of 1986, the custodian of a custodial account treated as such, or the employer under a qualified non-trustee pension plan.

EXPERTS


The consolidated financial statements of GIAC as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 and the financial statements of the Separate Account as of and for the year ended December 31, 2003 and for each of the two years in the period then ended, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



---
B-4                                              THE GUARDIAN SEPARATE ACCOUNT A
---

This page intentionally left blank

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

The Guardian Separate Account A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

                                                                              Investment Divisions
                                                          -------------------------------------------------------------
                                                                                               Guardian        Guardian
                                                               Guardian        Guardian        VC Asset         VC High
                                                                  Stock    VC 500 Index      Allocation      Yield Bond
                                                          -------------   -------------   -------------   -------------
Assets:
    Shares owned in underlying fund ...................       6,918,006         723,262         105,413         128,458
    Net asset value per share (NAV) ...................           27.30            8.14            8.40            8.43
                                                          -------------   -------------   -------------   -------------
       Total Assets (Shares x NAV) ....................   $ 188,861,571   $   5,887,354   $     885,465   $   1,082,903
Liabilities:
    Due to The Guardian Insurance & Annuity
    Company, Inc. .....................................         204,073          11,325           6,881           5,729
                                                          -------------   -------------   -------------   -------------
       Net Assets .....................................   $ 188,657,498   $   5,876,029   $     878,584   $   1,077,174
                                                          =============   =============   =============   =============

Net Assets: Regular Contract
    Contract value in accumulation period .............   $ 177,964,894   $   5,539,960   $     878,584   $   1,002,059
                                                          -------------   -------------   -------------   -------------
       Net Assets .....................................   $ 177,964,894   $   5,539,960   $     878,584   $   1,002,059
       Units Outstanding ..............................       1,994,910         677,785          93,007          86,677
       Unit Value (accumulation) ......................   $       89.21   $        8.17   $        9.45   $       11.56

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period .............   $   8,273,881   $     336,069   $          --   $      70,189
                                                          -------------   -------------   -------------   -------------
       Net Assets .....................................   $   8,273,881   $     336,069   $          --   $      70,189
       Units Outstanding ..............................         873,587          41,564              --           6,137
       Unit Value (accumulation) ......................   $        9.47   $        8.09   $          --   $       11.44

Net Assets: Total
    Contract value in accumulation period .............   $ 186,238,775   $   5,876,029   $     878,584   $   1,072,248
    Contract value in Payout (annuitization) period ...       2,418,723              --              --           4,926
                                                          -------------   -------------   -------------   -------------
       Net Assets .....................................   $ 188,657,498   $   5,876,029   $     878,584   $   1,077,174
                                                          =============   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund ................   $ 310,903,840   $   5,053,973   $     790,343   $   1,084,404

                                                                              Investment Divisions
                                                          ---------------------------------------------------------------

                                                               Guardian        Guardian         Gabelli   Baillie Gifford
                                                                   Bond            Cash   Capital Asset      Interntional
                                                          -------------   -------------   -------------   ---------------
Assets:
    Shares owned in underlying fund ...................       4,072,871       5,969,295         784,180           905,348
    Net asset value per share (NAV) ...................           12.25           10.00           16.44             13.40
                                                          -------------   -------------   -------------   ---------------
       Total Assets (Shares x NAV) ....................   $  49,892,674   $  59,692,954   $  12,891,917   $    12,131,667
Liabilities:
    Due to The Guardian Insurance & Annuity
    Company, Inc. .....................................          59,653      10,830,970          21,134            15,153
                                                          -------------   -------------   -------------   ---------------
       Net Assets .....................................   $  49,833,021   $  48,861,984   $  12,870,783   $    12,116,514
                                                          =============   =============   =============   ===============

Net Assets: Regular Contract
    Contract value in accumulation period .............   $  47,748,268   $  46,189,397   $  12,086,481   $    11,333,722
                                                          -------------   -------------   -------------   ---------------
       Net Assets .....................................   $  47,748,268   $  46,189,397   $  12,086,481   $    11,333,722
       Units Outstanding ..............................       1,065,700       1,656,249         456,432           583,909
       Unit Value (accumulation) ......................   $       44.80   $       27.89   $       26.48   $         19.41

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period .............   $   1,157,686   $   1,353,837   $     774,088   $       545,381
                                                          -------------   -------------   -------------   ---------------
       Net Assets .....................................   $   1,157,686   $   1,353,837   $     774,088   $       545,381
       Units Outstanding ..............................          84,018         118,007          46,726            48,576
       Unit Value (accumulation) ......................   $       13.78   $       11.47   $       16.57   $         11.23

Net Assets: Total
    Contract value in accumulation period .............   $  48,905,954   $  47,543,234   $  12,860,569   $    11,879,103
    Contract value in Payout (annuitization) period ...         927,067       1,318,750          10,214           237,411
                                                          -------------   -------------   -------------   ---------------
       Net Assets .....................................   $  49,833,021   $  48,861,984   $  12,870,783   $    12,116,514
                                                          =============   =============   =============   ===============

FIFO Cost Of Shares In Underlying Fund ................   $  49,577,893   $  59,692,954   $  11,117,015   $    10,938,803

                                                               Investment Divisions
                                                          -------------------------------
                                                          Baillie Gifford        Guardian
                                                                 Emerging       Small Cap
                                                                  Markets           Stock
                                                          ---------------   -------------
Assets:
    Shares owned in underlying fund ...................           377,009         534,887
    Net asset value per share (NAV) ...................             13.60           17.83
                                                          ---------------   -------------
       Total Assets (Shares x NAV) ....................   $     5,127,324   $   9,537,029
Liabilities:
    Due to The Guardian Insurance & Annuity
    Company, Inc. .....................................             7,032          15,057
                                                          ---------------   -------------
       Net Assets .....................................   $     5,120,292   $   9,521,972
                                                          ===============   =============

Net Assets: Regular Contract
    Contract value in accumulation period .............   $     4,999,282   $   9,241,963
                                                          ---------------   -------------
       Net Assets .....................................   $     4,999,282   $   9,241,963
       Units Outstanding ..............................           352,877         630,201
       Unit Value (accumulation) ......................   $         14.17   $       14.67

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period .............   $        96,691   $     232,151
                                                          ---------------   -------------
       Net Assets .....................................   $        96,691   $     232,151
       Units Outstanding ..............................             6,869          17,990
       Unit Value (accumulation) ......................   $         14.08   $       12.90

Net Assets: Total
    Contract value in accumulation period .............   $     5,095,973   $   9,474,114
    Contract value in Payout (annuitization) period ...            24,319          47,858
                                                          ---------------   -------------
       Net Assets .....................................   $     5,120,292   $   9,521,972
                                                          ===============   =============

FIFO Cost Of Shares In Underlying Fund ................   $     3,955,941   $   8,434,205

See notes to financial statements.


                                   B-6 & B-7

The Guardian Separate Account A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

                                                                                   Investment Divisions
                                                               -------------------------------------------------------------
                                                                                  Value Line        AIM V.I.        AIM V.I.
                                                                                   Strategic         Capital          Global
                                                                  Value Line           Asset    Appreciation       Utilities
                                                                   Centurion      Management        Series I        Series I
                                                               -------------   -------------   -------------   -------------
Assets:
    Shares owned in underlying fund ........................       5,732,352       4,186,049          18,404           9,789
    Net asset value per share (NAV) ........................           18.15           18.30           21.28           11.16
                                                               -------------   -------------   -------------   -------------
       Total Assets (Shares x NAV) .........................   $ 104,042,197   $  76,604,706   $     391,636   $     109,247
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. ..         112,046          86,305           7,987           4,282
                                                               -------------   -------------   -------------   -------------
       Net Assets ..........................................   $ 103,930,151   $  76,518,401   $     383,649   $     104,965
                                                               =============   =============   =============   =============

Net Assets: Regular Contract
    Contract value in accumulation period ..................   $  96,720,728   $  73,031,344   $     355,014   $      72,882
                                                               -------------   -------------   -------------   -------------
       Net Assets ..........................................   $  96,720,728   $  73,031,344   $     355,014   $      72,882
       Units Outstanding ...................................       1,650,982       1,509,488          51,009          11,407
       Unit Value (accumulation) ...........................   $       58.58   $       48.38   $        6.96   $        6.39

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period ..................   $   5,857,792   $   2,845,647   $      28,635   $      32,083
                                                               -------------   -------------   -------------   -------------
       Net Assets ..........................................   $   5,857,792   $   2,845,647   $      28,635   $      32,083
       Units Outstanding ...................................         562,310         208,947           4,159           5,076
       Unit Value (accumulation) ...........................   $       10.42   $       13.62   $        6.88   $        6.32

Net Assets: Total
    Contract value in accumulation period ..................   $ 102,578,520   $  75,876,991   $     383,649   $     104,965
    Contract value in Payout (annuitization) period ........       1,351,631         641,410              --              --
                                                               -------------   -------------   -------------   -------------
       Net Assets ..........................................   $ 103,930,151   $  76,518,401   $     383,649   $     104,965
                                                               =============   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .....................   $ 156,591,895   $  95,919,979   $     375,145   $     128,306

                                                                                   Investment Divisions
                                                               -------------------------------------------------------------
                                                                                    Alliance        Alliance
                                                                    AIM V.I.       Bernstein       Bernstein        Alliance
                                                                     Premier        Growth &         Premier       Bernstein
                                                                      Equity          Income          Growth      Technology
                                                                    Series I         Class B         Class B         Class B
                                                               -------------   -------------   -------------   -------------
Assets:
    Shares owned in underlying fund ........................          18,009          23,614           5,278          23,604
    Net asset value per share (NAV) ........................           20.23           21.62           21.33           14.35
                                                               -------------   -------------   -------------   -------------
       Total Assets (Shares x NAV) .........................   $     364,329   $     510,543   $     112,590   $     338,712
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. ..           3,537           1,682             582           3,292
                                                               -------------   -------------   -------------   -------------
       Net Assets ..........................................   $     360,792   $     508,861   $     112,008   $     335,420
                                                               =============   =============   =============   =============

Net Assets: Regular Contract
    Contract value in accumulation period ..................   $     328,970   $     506,729   $      90,869   $     279,544
                                                               -------------   -------------   -------------   -------------
       Net Assets ..........................................   $     328,970   $     506,729   $      90,869   $     279,544
       Units Outstanding ...................................          47,920          48,382           9,385          28,835
       Unit Value (accumulation) ...........................   $        6.87   $       10.47   $        9.68   $        9.69

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period ..................   $      31,822   $       2,132   $      21,139   $      55,876
                                                               -------------   -------------   -------------   -------------
       Net Assets ..........................................   $      31,822   $       2,132   $      21,139   $      55,876
       Units Outstanding ...................................           4,686             205           2,194           5,792
       Unit Value (accumulation) ...........................   $        6.79   $       10.42   $        9.63   $        9.65

Net Assets: Total
    Contract value in accumulation period ..................   $     360,792   $     508,861   $     112,008   $     335,420
    Contract value in Payout (annuitization) period ........              --              --              --              --
                                                               -------------   -------------   -------------   -------------
       Net Assets ..........................................   $     360,792   $     508,861   $     112,008   $     335,420
                                                               =============   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .....................   $     362,359   $     474,407   $     105,391   $     328,828

                                                                    Investment Divisions
                                                               -----------------------------
                                                                    Alliance
                                                                   Bernstein
                                                                       Value           Davis
                                                                     Class B       Financial
                                                               -------------   -------------
Assets:
    Shares owned in underlying fund ........................          47,250          44,672
    Net asset value per share (NAV) ........................           11.16           11.66
                                                               -------------   -------------
       Total Assets (Shares x NAV) .........................   $     527,315   $     520,880
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. ..           2,395           6,288
                                                               -------------   -------------
       Net Assets ..........................................   $     524,920   $     514,592
                                                               =============   =============

Net Assets: Regular Contract
    Contract value in accumulation period ..................   $     506,266   $     485,894
                                                               -------------   -------------
       Net Assets ..........................................   $     506,266   $     485,894
       Units Outstanding ...................................          46,756          41,302
       Unit Value (accumulation) ...........................   $       10.83   $       11.76

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period ..................   $      18,654   $      28,698
                                                               -------------   -------------
       Net Assets ..........................................   $      18,654   $      28,698
       Units Outstanding ...................................           1,731           2,466
       Unit Value (accumulation) ...........................   $       10.77   $       11.64

Net Assets: Total
    Contract value in accumulation period ..................   $     524,920   $     514,592
    Contract value in Payout (annuitization) period ........              --              --
                                                               -------------   -------------
       Net Assets ..........................................   $     524,920   $     514,592
                                                               =============   =============

FIFO Cost Of Shares In Underlying Fund .....................   $     458,913   $     440,638

See notes to financial statements.


                                   B-8 & B-9

The Guardian Separate Account A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

                                                                            Investment Divisions
                                                               ---------------------------------------------
                                                                                                Fidelity VIP
                                                                       Davis                      Contrafund
                                                                 Real Estate     Davis Value   Service Class
                                                               -------------   -------------   -------------
Assets:
    Shares owned in underlying fund ........................         228,286         211,214         114,679
    Net asset value per share (NAV) ........................           13.47           10.57           23.06
                                                               -------------   -------------   -------------
       Total Assets (Shares x NAV) .........................   $   3,075,015   $   2,232,532   $   2,644,504
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. ..           6,531           4,921           5,307
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $   3,068,484   $   2,227,611   $   2,639,197
                                                               =============   =============   =============

Net Assets: Regular Contract
    Contract value in accumulation period ..................   $   2,831,817   $   2,113,743   $   2,490,328
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $   2,831,817   $   2,113,743   $   2,490,328
       Units Outstanding ...................................         167,695         216,039         250,583
       Unit Value (accumulation) ...........................   $       16.89   $        9.78   $        9.94

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period ..................   $     192,568   $     113,868   $     111,708
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $     192,568   $     113,868   $     111,708
       Units Outstanding ...................................          11,528          11,765          11,363
       Unit Value (accumulation) ...........................   $       16.70   $        9.68   $        9.83

Net Assets: Total
    Contract value in accumulation period ..................   $   3,024,385   $   2,227,611   $   2,602,036
    Contract value in Payout (annuitization) period ........          44,099              --          37,161
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $   3,068,484   $   2,227,611   $   2,639,197
                                                               =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .....................   $   2,832,459   $   1,944,021   $   2,278,934

                                                                            Investment Divisions
                                                               ---------------------------------------------
                                                                Fidelity VIP    Fidelity VIP
                                                                     Equity-          Growth    Fidelity VIP
                                                                      Income   Opportunities         Mid Cap
                                                               Service Class   Service Class   Service Class
                                                               -------------   -------------   -------------
Assets:
    Shares owned in underlying fund ........................          92,575           7,962         261,349
    Net asset value per share (NAV) ........................           23.11           15.06           24.10
                                                               -------------   -------------   -------------
       Total Assets (Shares x NAV) .........................   $   2,139,398   $     119,913   $   6,298,502
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. ..          11,406           1,544           8,446
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $   2,127,992   $     118,369   $   6,290,056
                                                               =============   =============   =============

Net Assets: Regular Contract
    Contract value in accumulation period ..................   $   2,048,954   $     118,369   $   5,801,380
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $   2,048,954   $     118,369   $   5,801,380
       Units Outstanding ...................................         188,572          14,838         389,294
       Unit Value (accumulation) ...........................   $       10.87   $        7.98   $       14.90

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period ..................   $      73,924   $          --   $     395,011
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $      73,924   $          --   $     395,011
       Units Outstanding ...................................           6,877              --          26,795
       Unit Value (accumulation) ...........................   $       10.75   $          --   $       14.74

Net Assets: Total
    Contract value in accumulation period ..................   $   2,122,878   $     118,369   $   6,196,391
    Contract value in Payout (annuitization) period ........           5,114              --          93,665
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $   2,127,992   $     118,369   $   6,290,056
                                                               =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .....................   $   1,908,008   $     111,090   $   5,084,280

                                                                           Investment Divisions
                                                               ---------------------------------------------
                                                                                 Janus Aspen     Janus Aspen
                                                                   Templeton         Mid Cap         Capital
                                                                      Growth          Growth    Appreciation
                                                                  Securities   Institutional   Institutional
                                                                     Class 2          Shares          Shares
                                                               -------------   -------------   -------------
Assets:
    Shares owned in underlying fund ........................          69,395          37,674          24,129
    Net asset value per share (NAV) ........................           11.19           21.40           20.84
                                                               -------------   -------------   -------------
       Total Assets (Shares x NAV) .........................   $     776,529   $     806,219   $     502,839
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. ..           4,148           8,521           6,054
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $     772,381   $     797,698   $     496,785
                                                               =============   =============   =============

Net Assets: Regular Contract
    Contract value in accumulation period ..................   $     694,010   $     781,217   $     474,037
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $     694,010   $     781,217   $     474,037
       Units Outstanding ...................................          66,577         161,103          66,401
       Unit Value (accumulation) ...........................   $       10.42   $        4.85   $        7.14

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period ..................   $      77,328   $      15,473   $      22,748
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $      77,328   $      15,473   $      22,748
       Units Outstanding ...................................           7,455           3,225           3,221
       Unit Value (accumulation) ...........................   $       10.37   $        4.80   $        7.06

Net Assets: Total
    Contract value in accumulation period ..................   $     771,338   $     796,690   $     496,785
    Contract value in Payout (annuitization) period ........           1,043           1,008              --
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $     772,381   $     797,698   $     496,785
                                                               =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .....................   $     714,159   $     853,146   $     504,664

See notes to financial statements.


                                  B-10 & B-11

The Guardian Separate Account A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

                                                                            Investment Divisions
                                                               ---------------------------------------------
                                                                                 Janus Aspen
                                                                 Janus Aspen       Worldwide             MFS
                                                                      Growth          Growth        Emerging
                                                               Institutional   Institutional          Growth
                                                                      Shares          Shares   Initial Class
                                                               -------------   -------------   -------------
Assets:
    Shares owned in underlying fund ........................          27,905          23,023          26,872
    Net asset value per share (NAV) ........................           19.23           25.82           15.51
                                                               -------------   -------------   -------------
       Total Assets (Shares x NAV) .........................   $     536,605   $     594,448   $     416,780
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. ..           7,627           2,260           1,929
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $     528,978   $     592,188   $     414,851
                                                               =============   =============   =============

Net Assets: Regular Contract
    Contract value in accumulation period ..................   $     513,733   $     561,896   $     382,032
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $     513,733   $     561,896   $     382,032
       Units Outstanding ...................................          78,304          88,289          73,847
       Unit Value (accumulation) ...........................   $        6.56   $        6.36   $        5.17

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period ..................   $      15,245   $      29,931   $      16,152
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $      15,245   $      29,931   $      16,152
       Units Outstanding ...................................           2,349           4,754           3,156
       Unit Value (accumulation) ...........................   $        6.49   $        6.30   $        5.12

Net Assets: Total
    Contract value in accumulation period ..................   $     528,978   $     591,827   $     398,184
    Contract value in Payout (annuitization) period ........              --             361          16,667
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $     528,978   $     592,188   $     414,851
                                                               =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .....................   $     570,862   $     514,885   $     379,371

                                                                            Investment Divisions
                                                               ---------------------------------------------
                                                                         MFS
                                                                   Investors         MFS New             MFS
                                                                       Trust       Discovery        Research
                                                               Initial Class   Initial Class   Initial Class
                                                               -------------   -------------   -------------
Assets:
    Shares owned in underlying fund ........................          71,885          63,291           7,131
    Net asset value per share (NAV) ........................           16.34           13.96           13.35
                                                               -------------   -------------   -------------
       Total Assets (Shares x NAV) .........................   $   1,174,598   $     883,547   $      95,195
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. ..           7,743           5,146           2,781
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $   1,166,855   $     878,401   $      92,414
                                                               =============   =============   =============

Net Assets: Regular Contract
    Contract value in accumulation period ..................   $   1,112,419   $     794,834   $      92,414
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $   1,112,419   $     794,834   $      92,414
       Units Outstanding ...................................         107,289          88,971          13,250
       Unit Value (accumulation) ...........................   $       10.37   $        8.93   $        6.97

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period ..................   $      42,664   $      83,567   $          --
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $      42,664   $      83,567   $          --
       Units Outstanding ...................................           4,090           9,456              --
       Unit Value (accumulation) ...........................   $       10.43   $        8.84   $          --

Net Assets: Total
    Contract value in accumulation period ..................   $   1,155,083   $     878,401   $      92,414
    Contract value in Payout (annuitization) period ........          11,772              --              --
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $   1,166,855   $     878,401   $      92,414
                                                               =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .....................   $   1,362,515   $     810,545   $      97,490

                                                                            Investment Divisions
                                                               ---------------------------------------------
                                                                                  Van Kampen      Van Kampen
                                                                                        Life            Life
                                                                                  Investment      Investment
                                                                         MFS    Trust Growth           Trust
                                                                Total Return        & Income      Government
                                                               Initial Class        Class II        Class II
                                                               -------------   -------------   -------------
Assets:
    Shares owned in underlying fund ........................         233,005          30,812          91,364
    Net asset value per share (NAV) ........................           19.58           17.03            9.55
                                                               -------------   -------------   -------------
       Total Assets (Shares x NAV) .........................   $   4,562,228   $     524,736   $     872,528
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. ..          11,686           6,444           6,755
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $   4,550,542   $     518,292   $     865,773
                                                               =============   =============   =============

Net Assets: Regular Contract
    Contract value in accumulation period ..................   $   4,356,342   $     468,846   $     715,367
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $   4,356,342   $     468,846   $     715,367
       Units Outstanding ...................................         360,878          44,964          66,916
       Unit Value (accumulation) ...........................   $       12.07   $       10.43   $       10.69

Net Assets: 7 Year Enhanced Death Benefit Rider
    Contract value in accumulation period ..................   $     193,072   $      49,446   $     140,527
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $     193,072   $      49,446   $     140,527
       Units Outstanding ...................................          16,168           4,766          13,211
       Unit Value (accumulation) ...........................   $       11.94   $       10.37   $       10.64

Net Assets: Total
    Contract value in accumulation period ..................   $   4,549,414   $     518,292   $     855,894
    Contract value in Payout (annuitization) period ........           1,128              --           9,879
                                                               -------------   -------------   -------------
       Net Assets ..........................................   $   4,550,542   $     518,292   $     865,773
                                                               =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .....................   $   4,193,660   $     440,798   $     868,434

See notes to financial statements.


                                   B-12 & B-13

The Guardian Separate Account A

STATEMENT OF OPERATIONS

Year Ended December 31, 2003

                                                                                     Investment Divisions
                                                               ----------------------------------------------------------------
                                                                                                      Guardian         Guardian
                                                                    Guardian         Guardian         VC Asset          VC High
                                                                       Stock     VC 500 Index       Allocation       Yield Bond
                                                               -------------    -------------    -------------    -------------
2003 Investment Income
    Income:
       Reinvested dividends ................................   $   1,884,740    $      73,528    $      21,974    $      65,119
    Expenses:
       Mortality expense risk and administrative charges ...       1,838,736           45,321            8,273            9,286
                                                               -------------    -------------    -------------    -------------
    Net investment income/(expense) ........................          46,004           28,207           13,701           55,833
                                                               -------------    -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ...     (32,436,785)        (173,500)         (26,299)          56,874
       Reinvested realized gain distributions ..............              --               --               --               --
                                                               -------------    -------------    -------------    -------------
    Net realized gain/(loss) on investments ................     (32,436,785)        (173,500)         (26,299)          56,874
    Net change in unrealized appreciation/(depreciation)
       of investments ......................................      65,259,959        1,227,739          170,521           12,052
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ...      32,823,174        1,054,239          144,222           68,926
                                                               -------------    -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations ........................................   $  32,869,178    $   1,082,446    $     157,923    $     124,759
                                                               =============    =============    =============    =============

                                                                                       Investment Divisions
                                                               ------------------------------------------------------------------

                                                                    Guardian         Guardian          Gabelli    Baillie Gifford
                                                                        Bond             Cash    Capital Asset       Interntional
                                                               -------------    -------------    -------------    ---------------
2003 Investment Income
    Income:
       Reinvested dividends ................................   $   2,034,970    $     514,839    $      13,066    $       177,315
    Expenses:
       Mortality expense risk and administrative charges ...         563,836          722,160           99,553            116,282
                                                               -------------    -------------    -------------    ---------------
    Net investment income/(expense) ........................       1,471,134         (207,321)         (86,487)            61,033
                                                               -------------    -------------    -------------    ---------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ...         393,362               --         (403,898)         1,775,440
       Reinvested realized gain distributions ..............       1,482,895               --           11,501                 --
                                                               -------------    -------------    -------------    ---------------
    Net realized gain/(loss) on investments ................       1,876,257               --         (392,397)         1,775,440
    Net change in unrealized appreciation/(depreciation)
       of investments ......................................      (1,335,605)              --        3,327,359          1,273,859
                                                               -------------    -------------    -------------    ---------------
Net realized and unrealized gain/(loss) from investments ...         540,652               --        2,934,962          3,049,299
                                                               -------------    -------------    -------------    ---------------
2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations ........................................   $   2,011,786    $    (207,321)   $   2,848,475    $     3,110,332
                                                               =============    =============    =============    ===============

                                                                      Investment Divisions
                                                               --------------------------------
                                                               Baillie Gifford         Guardian
                                                                      Emerging        Small Cap
                                                                       Markets            Stock
                                                               ---------------    -------------
2003 Investment Income
    Income:
       Reinvested dividends ................................   $        34,018    $          --
    Expenses:
       Mortality expense risk and administrative charges ...            35,557           65,494
                                                               ---------------    -------------
    Net investment income/(expense) ........................            (1,539)         (65,494)
                                                               ---------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ...          (236,158)         217,809
       Reinvested realized gain distributions ..............                --               --
                                                               ---------------    -------------
    Net realized gain/(loss) on investments ................          (236,158)         217,809
    Net change in unrealized appreciation/(depreciation)
       of investments ......................................         1,632,241        1,952,282
                                                               ---------------    -------------
Net realized and unrealized gain/(loss) from investments ...         1,396,083        2,170,091
                                                               ---------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations ........................................   $     1,394,544    $   2,104,597
                                                               ===============    =============

See notes to financial statements.


                                   B-14 & B-15

The Guardian Separate Account A

STATEMENT OF OPERATIONS

Year Ended December 31, 2003 (continued)

                                                                                     Investment Divisions
                                                               ----------------------------------------------------------------
                                                                                   Value Line         AIM V.I.         AIM V.I.
                                                                                    Strategic          Capital           Global
                                                                  Value Line            Asset     Appreciation        Utilities
                                                                   Centurion       Management         Series I         Series I
                                                               -------------    -------------    -------------    -------------
2003 Investment Income
    Income:
       Reinvested dividends ................................   $          --    $     544,033    $          --    $       3,820
    Expenses:
       Mortality expense risk and administrative charges ...       1,020,596          748,472            5,766            1,659
                                                               -------------    -------------    -------------    -------------
    Net investment income/(expense) ........................      (1,020,596)        (204,439)          (5,766)           2,161
                                                               -------------    -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ...      (8,839,070)      (3,300,741)          40,582          (34,637)
       Reinvested realized gain distributions ..............              --               --               --               --
                                                               -------------    -------------    -------------    -------------
    Net realized gain/(loss) on investments ................      (8,839,070)      (3,300,741)          40,582          (34,637)
    Net change in unrealized appreciation/(depreciation)
       of investments ......................................      26,423,586       13,905,323           35,082           48,674
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ...      17,584,516       10,604,582           75,664           14,037
                                                               -------------    -------------    -------------    -------------

2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations ........................................   $  16,563,920    $  10,400,143    $      69,898    $      16,198
                                                               =============    =============    =============    =============

                                                                                      Investment Divisions
                                                               ----------------------------------------------------------------
                                                                                     Alliance         Alliance
                                                                    AIM V.I.        Bernstein        Bernstein         Alliance
                                                                     Premier         Growth &          Premier        Bernstein
                                                                      Equity           Income           Growth       Technology
                                                                    Series I          Class B          Class B          Class B
                                                               -------------    -------------    -------------    -------------
2003 Investment Income
    Income:
       Reinvested dividends ................................   $         917    $         354    $          --    $          --
    Expenses:
       Mortality expense risk and administrative charges ...           4,334            1,634              581            3,267
                                                               -------------    -------------    -------------    -------------
    Net investment income/(expense) ........................          (3,417)          (1,280)            (581)          (3,267)
                                                               -------------    -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ...         (63,029)          10,796            2,495           34,508
       Reinvested realized gain distributions ..............              --               --               --               --
                                                               -------------    -------------    -------------    -------------
    Net realized gain/(loss) on investments ................         (63,029)          10,796            2,495           34,508
    Net change in unrealized appreciation/(depreciation)
       of investments ......................................         138,698           37,053            7,216           11,905
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ...          75,669           47,849            9,711           46,413
                                                               -------------    -------------    -------------    -------------

2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations ........................................   $      72,252    $      46,569    $       9,130    $      43,146
                                                               =============    =============    =============    =============

                                                                     Investment Divisions
                                                               ------------------------------
                                                                    Alliance
                                                                   Bernstein
                                                                       Value            Davis
                                                                     Class B        Financial
                                                               -------------    -------------
2003 Investment Income
    Income:
       Reinvested dividends ................................   $         435    $       1,578
    Expenses:
       Mortality expense risk and administrative charges ...           2,336            5,458
                                                               -------------    -------------
    Net investment income/(expense) ........................          (1,901)          (3,880)
                                                               -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ...             913          (38,162)
       Reinvested realized gain distributions ..............              --               --
                                                               -------------    -------------
    Net realized gain/(loss) on investments ................             913          (38,162)
    Net change in unrealized appreciation/(depreciation)
       of investments ......................................          68,435          152,543
                                                               -------------    -------------
Net realized and unrealized gain/(loss) from investments ...          69,348          114,381
                                                               -------------    -------------

2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations ........................................   $      67,447    $     110,501
                                                               =============    =============

See notes to financial statements.


                                   B-16 & B-17

The Guardian Separate Account A

STATEMENT OF OPERATIONS

Year Ended December 31, 2003 (continued)

                                                                             Investment Divisions
                                                               ----------------------------------------------
                                                                                                 Fidelity VIP
                                                                       Davis                       Contrafund
                                                                 Real Estate     Davis Value    Service Class
                                                               -------------   -------------    -------------
2003 Investment Income
    Income:
       Reinvested dividends ................................   $      93,815   $      14,688    $       3,940
    Expenses:
       Mortality expense risk and administrative charges ...          23,257          17,394           18,729
                                                               -------------   -------------    -------------
    Net investment income/(expense) ........................          70,558          (2,706)         (14,789)
                                                               -------------   -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ...         245,537         (16,154)           5,492
       Reinvested realized gain distributions ..............          55,032              --               --
                                                               -------------   -------------    -------------
    Net realized gain/(loss) on investments ................         300,569         (16,154)           5,492
    Net change in unrealized appreciation/(depreciation)
       of investments ......................................         250,827         440,874          433,542
                                                               -------------   -------------    -------------
Net realized and unrealized gain/(loss) from investments ...         551,396         424,720          439,034
                                                               -------------   -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations ........................................   $     621,954   $     422,014    $     424,245
                                                               =============   =============    =============

                                                                              Investment Divisions
                                                               -----------------------------------------------
                                                                Fidelity VIP     Fidelity VIP
                                                                     Equity-           Growth     Fidelity VIP
                                                                      Income    Opportunities          Mid Cap
                                                               Service Class    Service Class    Service Class
                                                               -------------    -------------    -------------
2003 Investment Income
    Income:
       Reinvested dividends ................................   $      20,781    $         706    $      12,434
    Expenses:
       Mortality expense risk and administrative charges ...          16,277            1,024           49,666
                                                               -------------    -------------    -------------
    Net investment income/(expense) ........................           4,504             (318)         (37,232)
                                                               -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ...         (33,968)           4,835           88,048
       Reinvested realized gain distributions ..............              --               --               --
                                                               -------------    -------------    -------------
    Net realized gain/(loss) on investments ................         (33,968)           4,835           88,048
    Net change in unrealized appreciation/(depreciation)
       of investments ......................................         412,221           13,700        1,478,640
                                                               -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ...         378,253           18,535        1,566,688
                                                               -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations ........................................   $     382,757    $      18,217    $   1,529,456
                                                               =============    =============    =============

                                                                           Investment Divisions
                                                               ----------------------------------------------
                                                                                 Janus Aspen      Janus Aspen
                                                                   Templeton         Mid Cap          Capital
                                                                      Growth          Growth     Appreciation
                                                                  Securities   Institutional    Institutional
                                                                     Class 2          Shares           Shares
                                                               -------------   -------------    -------------
2003 Investment Income
    Income:
       Reinvested dividends ................................   $       3,771   $          --    $       2,797
    Expenses:
       Mortality expense risk and administrative charges ...   $       3,662          10,574            6,812
                                                               -------------   -------------    -------------
    Net investment income/(expense) ........................             109         (10,574)          (4,015)
                                                               -------------   -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ...          39,290        (266,536)        (176,274)
       Reinvested realized gain distributions ..............              --              --               --
                                                               -------------   -------------    -------------
    Net realized gain/(loss) on investments ................          39,290        (266,536)        (176,274)
    Net change in unrealized appreciation/(depreciation)
       of investments ......................................          72,164         497,698          282,017
                                                               -------------   -------------    -------------
Net realized and unrealized gain/(loss) from investments ...         111,454         231,162          105,743
                                                               -------------   -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations ........................................   $     111,563   $     220,588    $     101,728
                                                               =============   =============    =============

See notes to financial statements.


                                   B-18 & B-19

The Guardian Separate Account A

STATEMENT OF OPERATIONS

Year Ended December 31, 2003 (continued)

                                                                              Investment Divisions
                                                               -----------------------------------------------
                                                                                  Janus Aspen
                                                                 Janus Aspen        Worldwide              MFS
                                                                      Growth           Growth         Emerging
                                                               Institutional    Institutional           Growth
                                                                      Shares           Shares    Initial Class
                                                               -------------    -------------    -------------
2003 Investment Income
    Income:
       Reinvested dividends ................................   $         440    $      12,281    $          --
    Expenses:
       Mortality expense risk and administrative charges ...           6,967           11,487            5,864
                                                               -------------    -------------    -------------
    Net investment income/(expense) ........................          (6,527)             794           (5,864)
                                                               -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ...        (114,046)        (623,498)           4,645
       Reinvested realized gain distributions ..............              --               --               --
                                                               -------------    -------------    -------------
    Net realized gain/(loss) on investments ................        (114,046)        (623,498)           4,645
    Net change in unrealized appreciation/(depreciation)
       of investments ......................................         252,856          819,357           92,456
                                                               -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ...         138,810          195,859           97,101
                                                               -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations ........................................   $     132,283    $     196,653    $      91,237
                                                               =============    =============    =============

                                                                              Investment Divisions
                                                               -----------------------------------------------
                                                                         MFS
                                                                   Investors          MFS New              MFS
                                                                       Trust        Discovery         Research
                                                               Initial Class    Initial Class    Initial Class
                                                               -------------    -------------    -------------
2003 Investment Income
    Income:
       Reinvested dividends ................................   $       7,596    $          --    $         364
    Expenses:
       Mortality expense risk and administrative charges ...          13,023            8,860            1,118
                                                               -------------    -------------    -------------
    Net investment income/(expense) ........................          (5,427)          (8,860)            (754)
                                                               -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ...        (172,427)         (71,984)         (10,538)
       Reinvested realized gain distributions ..............              --               --               --
                                                               -------------    -------------    -------------
    Net realized gain/(loss) on investments ................        (172,427)         (71,984)         (10,538)
    Net change in unrealized appreciation/(depreciation)
       of investments ......................................         391,323          229,870           25,446
                                                               -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ...         218,896          157,886           14,908
                                                               -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations ........................................   $     213,469    $     149,026    $      14,154
                                                               =============    =============    =============

                                                                             Investment Divisions
                                                               -----------------------------------------------
                                                                                   Van Kampen       Van Kampen
                                                                                         Life             Life
                                                                                   Investment       Investment
                                                                         MFS     Trust Growth            Trust
                                                                Total Return         & Income       Government
                                                               Initial Class         Class II         Class II
                                                               -------------    -------------    -------------
2003 Investment Income
    Income:
       Reinvested dividends ................................   $      53,219    $       3,558    $      73,902
    Expenses:
       Mortality expense risk and administrative charges ...          36,116            5,889           13,272
                                                               -------------    -------------    -------------
    Net investment income/(expense) ........................          17,103           (2,331)          60,630
                                                               -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ...          (5,170)            (907)         (43,559)
       Reinvested realized gain distributions ..............              --               --               --
                                                               -------------    -------------    -------------
    Net realized gain/(loss) on investments ................          (5,170)            (907)         (43,559)
    Net change in unrealized appreciation/(depreciation)
       of investments ......................................         506,828           92,074          (14,685)
                                                               -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ...         501,658           91,167          (58,244)
                                                               -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
    from Operations ........................................   $     518,761    $      88,836    $       2,386
                                                               =============    =============    =============

See notes to financial statements.


                                   B-20 & B-21

The Guardian Separate Account A

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003

                                                                                         Investment Divisions
                                                                 ----------------------------------------------------------------
                                                                                                        Guardian         Guardian
                                                                      Guardian         Guardian         VC Asset          VC High
                                                                         Stock     VC 500 Index       Allocation       Yield Bond
                                                                 -------------    -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) ..........................   $    (267,065)   $      28,941    $       8,225    $      28,804
    Net realized gain/(loss) from sale of investments ........     (42,528,141)        (310,951)         (27,686)         (25,257)
    Reinvested realized gain distributions ...................              --               --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments ........................................     (13,889,457)        (320,005)        (109,088)           2,810
                                                                 -------------    -------------    -------------    -------------
    Net increase/(decrease) resulting from operations ........     (56,684,663)        (602,015)        (128,549)           6,357
                                                                 -------------    -------------    -------------    -------------

2002 Contract Transactions
    Net contract purchase payments ...........................       1,193,563           44,371            1,378            1,246
    Transfers between investment divisions ...................     (16,444,918)       1,421,069         (211,269)         245,932
    Transfers on account of death ............................      (1,950,142)              --               --             (945)
    Transfers of annuity benefits, surrenders and partial
       withdrawals ...........................................     (30,246,702)        (105,647)         (19,572)          (8,697)
    Contract fees ............................................        (160,383)            (626)            (168)            (213)
    Transfers - other ........................................           5,918               46              196              105
                                                                 -------------    -------------    -------------    -------------
    Net increase/(decrease) from contract transactions .......     (47,602,664)       1,359,213         (229,435)         237,428
                                                                 -------------    -------------    -------------    -------------

Actuarial Increase/(Decrease) in Reserves for
    Contracts in Payout Period ...............................         (76,138)              --               --            2,260
                                                                 -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ......................    (104,363,465)         757,198         (357,984)         246,045
    Net Assets at December 31, 2001 ..........................     284,808,800        2,072,860          695,183          232,604
                                                                 -------------    -------------    -------------    -------------
    Net Assets at December 31, 2002 ..........................   $ 180,445,335    $   2,830,058    $     337,199    $     478,649
                                                                 =============    =============    =============    =============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) ..........................   $      46,004    $      28,207    $      13,701    $      55,833
    Net realized gain/(loss) from sale of investments ........     (32,436,785)        (173,500)         (26,299)          56,874
    Reinvested realized gain distributions ...................              --               --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments ........................................      65,259,959        1,227,739          170,521           12,052
                                                                 -------------    -------------    -------------    -------------
    Net increase/(decrease) resulting from operations ........      32,869,178        1,082,446          157,923          124,759
                                                                 -------------    -------------    -------------    -------------

2003 Contract Transactions
    Net contract purchase payments ...........................         874,748           15,583              750            1,814
    Transfers between investment divisions ...................      (4,902,206)       2,403,366          471,686          546,292
    Transfers on account of death ............................      (1,110,629)         (27,522)              --               --
    Transfers of annuity benefits, surrenders and partial
       withdrawals ...........................................     (19,377,096)        (426,751)         (88,695)         (73,919)
    Contract fees ............................................        (141,691)          (1,089)            (309)            (472)
    Transfers - other ........................................           3,194              (62)              30               51
                                                                 -------------    -------------    -------------    -------------
    Net increase/(decrease) from contract transactions .......     (24,653,680)       1,963,525          383,462          473,766
                                                                 -------------    -------------    -------------    -------------

Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ............................................          (3,335)              --               --               --
                                                                 -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ......................       8,212,163        3,045,971          541,385          598,525
    Net Assets at December 31, 2002 ..........................     180,445,335        2,830,058          337,199          478,649
                                                                 -------------    -------------    -------------    -------------
    Net Assets at December 31, 2003 ..........................   $ 188,657,498    $   5,876,029    $     878,584    $   1,077,174
                                                                 =============    =============    =============    =============

                                                                              Investment Divisions
                                                                 ------------------------------------------------------------------
                                                                      Guardian         Guardian          Gabelli    Baillie Gifford
                                                                          Bond             Cash    Capital Asset       Interntional
                                                                 -------------    -------------    -------------    ---------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) ..........................   $   1,876,625    $     184,122    $     (68,103)   $      (117,284)
    Net realized gain/(loss) from sale of investments ........         123,543               --         (837,971)        (4,137,103)
    Reinvested realized gain distributions ...................         182,937               --               --                 --
    Net change in unrealized appreciation/(depreciation)
       of investments ........................................       2,281,606               --         (761,189)         1,715,682
                                                                 -------------    -------------    -------------    ---------------
    Net increase/(decrease) resulting from operations ........       4,464,711          184,122       (1,667,263)        (2,538,705)
                                                                 -------------    -------------    -------------    ---------------

2002 Contract Transactions
    Net contract purchase payments ...........................         668,563          643,580           47,495             54,688
    Transfers between investment divisions ...................       8,828,296       12,765,399          173,211           (816,001)
    Transfers on account of death ............................         (67,402)        (335,442)         (18,719)            (2,282)
    Transfers of annuity benefits, surrenders and partial
       withdrawals ...........................................      (7,664,440)     (17,763,619)        (794,310)        (1,686,960)
    Contract fees ............................................         (31,750)         (44,074)          (4,991)            (7,723)
    Transfers - other ........................................          (2,254)             377            2,164              3,091
                                                                 -------------    -------------    -------------    ---------------
    Net increase/(decrease) from contract transactions .......       1,731,013       (4,733,779)        (595,150)        (2,455,187)
                                                                 -------------    -------------    -------------    ---------------

Actuarial Increase/(Decrease) in Reserves for
    Contracts in Payout Period ...............................         (43,864)         (56,593)              --            (79,536)
                                                                 -------------    -------------    -------------    ---------------
Total Increase/(Decrease) in Net Assets ......................       6,151,860       (4,606,250)      (2,262,413)        (5,073,428)
    Net Assets at December 31, 2001 ..........................      52,191,512       75,971,796       10,853,837         15,808,435
                                                                 -------------    -------------    -------------    ---------------
    Net Assets at December 31, 2002 ..........................   $  58,343,372    $  71,365,546    $   8,591,424    $    10,735,007
                                                                 =============    =============    =============    ===============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) ..........................   $   1,471,134    $    (207,321)   $     (86,487)   $        61,033
    Net realized gain/(loss) from sale of investments ........         393,362               --         (403,898)         1,775,440
    Reinvested realized gain distributions ...................       1,482,895               --           11,501                 --
    Net change in unrealized appreciation/(depreciation)
       of investments ........................................      (1,335,605)              --        3,327,359          1,273,859
                                                                 -------------    -------------    -------------    ---------------
    Net increase/(decrease) resulting from operations ........       2,011,786         (207,321)       2,848,475          3,110,332
                                                                 -------------    -------------    -------------    ---------------

2003 Contract Transactions
    Net contract purchase payments ...........................         455,461          643,272           39,521             57,944
    Transfers between investment divisions ...................      (4,690,700)      (7,155,639)       2,174,024           (800,104)
    Transfers on account of death ............................        (323,567)        (482,360)         (33,492)           (16,082)
    Transfers of annuity benefits, surrenders and partial
       withdrawals ...........................................      (5,915,943)     (15,118,354)        (745,257)          (959,588)
    Contract fees ............................................         (33,795)         (41,310)          (4,902)            (6,694)
    Transfers - other ........................................             672              (59)            (116)               380
                                                                 -------------    -------------    -------------    ---------------
    Net increase/(decrease) from contract transactions .......     (10,507,872)     (22,154,450)       1,429,778         (1,724,144)
                                                                 -------------    -------------    -------------    ---------------

Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ............................................         (14,265)        (141,791)           1,106             (4,681)
                                                                 -------------    -------------    -------------    ---------------
Total Increase/(Decrease) in Net Assets ......................      (8,510,351)     (22,503,562)       4,279,359          1,381,507
    Net Assets at December 31, 2002 ..........................      58,343,372       71,365,546        8,591,424         10,735,007
                                                                 -------------    -------------    -------------    ---------------
    Net Assets at December 31, 2003 ..........................   $  49,833,021    $  48,861,984    $  12,870,783    $    12,116,514
                                                                 =============    =============    =============    ===============

                                                                       Investment Divisions
                                                                 --------------------------------
                                                                 Baillie Gifford         Guardian
                                                                        Emerging        Small Cap
                                                                         Markets            Stock
                                                                 ---------------    -------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) ..........................   $       (18,318)   $     (59,680)
    Net realized gain/(loss) from sale of investments ........           (53,138)        (545,610)
    Reinvested realized gain distributions ...................                --               --
    Net change in unrealized appreciation/(depreciation)
       of investments ........................................          (394,323)        (644,673)
                                                                 ---------------    -------------
    Net increase/(decrease) resulting from operations ........          (465,779)      (1,249,963)
                                                                 ---------------    -------------

2002 Contract Transactions
    Net contract purchase payments ...........................            35,154           84,199
    Transfers between investment divisions ...................           473,427          607,017
    Transfers on account of death ............................                --          (15,357)
    Transfers of annuity benefits, surrenders and partial
       withdrawals ...........................................          (356,390)        (853,245)
    Contract fees ............................................            (2,068)          (2,984)
    Transfers - other ........................................               314            1,410
                                                                 ---------------    -------------
    Net increase/(decrease) from contract transactions .......           150,437         (178,960)
                                                                 ---------------    -------------

Actuarial Increase/(Decrease) in Reserves for
    Contracts in Payout Period ...............................                --               --
                                                                 ---------------    -------------
Total Increase/(Decrease) in Net Assets ......................          (315,342)      (1,428,923)
    Net Assets at December 31, 2001 ..........................         2,983,021        6,594,095
                                                                 ---------------    -------------
    Net Assets at December 31, 2002 ..........................   $     2,667,679    $   5,165,172
                                                                 ===============    =============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) ..........................   $        (1,539)   $     (65,494)
    Net realized gain/(loss) from sale of investments ........          (236,158)         217,809
    Reinvested realized gain distributions ...................                --               --
    Net change in unrealized appreciation/(depreciation)
       of investments ........................................         1,632,241        1,952,282
                                                                 ---------------    -------------
    Net increase/(decrease) resulting from operations ........         1,394,544        2,104,597
                                                                 ---------------    -------------

2003 Contract Transactions
    Net contract purchase payments ...........................            25,765           28,395
    Transfers between investment divisions ...................         1,379,029        2,948,919
    Transfers on account of death ............................            (8,361)         (62,980)
    Transfers of annuity benefits, surrenders and partial
       withdrawals ...........................................          (337,935)        (673,842)
    Contract fees ............................................            (2,007)          (3,395)
    Transfers - other ........................................             1,578              (55)
                                                                 ---------------    -------------
    Net increase/(decrease) from contract transactions .......         1,058,069        2,237,042
                                                                 ---------------    -------------

Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ............................................                --           15,161
                                                                 ---------------    -------------
Total Increase/(Decrease) in Net Assets ......................         2,452,613        4,356,800
    Net Assets at December 31, 2002 ..........................         2,667,679        5,165,172
                                                                 ---------------    -------------
    Net Assets at December 31, 2003 ..........................   $     5,120,292    $   9,521,972
                                                                 ===============    =============

See notes to financial statements.


                                   B-22 & B-23

The Guardian Separate Account A

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003 (continued)

                                                                                     Investment Divisions
                                                                 ----------------------------------------------------------------
                                                                                     Value Line         AIM V.I.         AIM V.I.
                                                                                      Strategic          Capital           Global
                                                                    Value Line            Asset     Appreciation        Utilities
                                                                     Centurion       Management         Series I         Series I
                                                                 -------------    -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) ..........................   $  (1,173,176)   $     253,897    $      (2,793)   $       2,599
    Net realized gain/(loss) from sale of investments ........      (5,519,315)      (5,070,961)        (154,667)         (42,450)
    Reinvested realized gain distributions ...................              --               --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments ........................................     (26,172,164)      (8,378,854)          20,183            7,104
                                                                 -------------    -------------    -------------    -------------
    Net increase/(decrease) resulting from operations ........     (32,864,655)     (13,195,918)        (137,277)         (32,747)
                                                                 -------------    -------------    -------------    -------------

2002 Contract Transactions
    Net contract purchase payments ...........................         801,910          513,786            3,226              360
    Transfers between investment divisions ...................      (4,602,024)      (5,200,928)         (71,430)         (48,728)
    Transfers on account of death ............................        (539,903)        (409,027)              --               --
    Transfers of annuity benefits, surrenders and partial
       withdrawals ...........................................     (12,177,088)     (11,932,799)         (22,454)          (1,318)
    Contract fees ............................................         (98,992)         (49,277)            (238)             (53)
    Transfers - other ........................................         (23,458)           5,038              (35)              (9)
                                                                 -------------    -------------    -------------    -------------
    Net increase/(decrease) from contract transactions .......     (16,639,555)     (17,073,207)         (90,931)         (49,748)
                                                                 -------------    -------------    -------------    -------------

Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ............................................         221,678           (5,095)              --               --
                                                                 -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ......................     (49,282,532)     (30,274,220)        (228,208)         (82,495)
    Net Assets at December 31, 2001 ..........................     147,741,961      104,317,513          788,878          165,051
                                                                 -------------    -------------    -------------    -------------
    Net Assets at December 31, 2002 ..........................   $  98,459,429    $  74,043,293    $     560,670    $      82,556
                                                                 =============    =============    =============    =============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) ..........................   $  (1,020,596)   $    (204,439)   $      (5,766)   $       2,161
    Net realized gain/(loss) from sale of investments ........      (8,839,070)      (3,300,741)          40,582          (34,637)
    Reinvested realized gain distributions ...................              --               --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments ........................................      26,423,586       13,905,323           35,082           48,674
                                                                 -------------    -------------    -------------    -------------
    Net increase/(decrease) resulting from operations ........      16,563,920       10,400,143           69,898           16,198
                                                                 -------------    -------------    -------------    -------------

2003 Contract Transactions
    Net contract purchase payments ...........................         457,861          498,107              390               45
    Transfers between investment divisions ...................      (2,388,333)        (592,020)        (187,603)           6,582
    Transfers on account of death ............................        (739,315)        (201,827)              --               --
    Transfers of annuity benefits, surrenders and partial
       withdrawals ...........................................      (8,287,814)      (7,530,801)         (59,566)            (373)
    Contract fees ............................................         (87,718)         (43,465)            (140)             (43)
    Transfers - other ........................................          (1,464)           1,765               --               --
                                                                 -------------    -------------    -------------    -------------
    Net increase/(decrease) from contract transactions .......     (11,046,783)      (7,868,241)        (246,919)           6,211
                                                                 -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ............................................         (46,415)         (56,794)              --               --
                                                                 -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ......................       5,470,722        2,475,108         (177,021)          22,409
    Net Assets at December 31, 2002 ..........................      98,459,429       74,043,293          560,670           82,556
                                                                 -------------    -------------    -------------    -------------
    Net Assets at December 31, 2003 ..........................   $ 103,930,151    $  76,518,401    $     383,649    $     104,965
                                                                 =============    =============    =============    =============

                                                                                        Investment Divisions
                                                                 ----------------------------------------------------------------
                                                                                       Alliance         Alliance
                                                                      AIM V.I.        Bernstein        Bernstein         Alliance
                                                                       Premier         Growth &          Premier        Bernstein
                                                                        Equity           Income           Growth       Technology
                                                                      Series I          Class B          Class B          Class B
                                                                 -------------    -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) ..........................   $          31    $         (37)   $          (1)   $         (25)
    Net realized gain/(loss) from sale of investments ........        (136,606)            (145)              --             (536)
    Reinvested realized gain distributions ...................              --               67               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments ........................................         (32,506)            (917)             (17)          (2,020)
                                                                 -------------    -------------    -------------    -------------
    Net increase/(decrease) resulting from operations ........        (169,081)          (1,032)             (18)          (2,581)
                                                                 -------------    -------------    -------------    -------------

2002 Contract Transactions
    Net contract purchase payments ...........................           6,370               --               --               --
    Transfers between investment divisions ...................         (44,042)          19,804              287           17,808
    Transfers on account of death ............................         (12,945)              --               --               --
    Transfers of annuity benefits, surrenders and partial
       withdrawals ...........................................        (112,802)            (969)              --               --
    Contract fees ............................................            (216)             (11)              --              (10)
    Transfers - other ........................................             403               --               --               --
                                                                 -------------    -------------    -------------    -------------
    Net increase/(decrease) from contract transactions .......        (163,232)          18,824              287           17,798
                                                                 -------------    -------------    -------------    -------------

Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ............................................              --               --               --               --
                                                                 -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ......................        (332,313)          17,792              269           15,217
    Net Assets at December 31, 2001 ..........................         658,419               --               --               --
                                                                 -------------    -------------    -------------    -------------
    Net Assets at December 31, 2002 ..........................   $     326,106    $      17,792    $         269    $      15,217
                                                                 =============    =============    =============    =============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) ..........................   $      (3,417)   $      (1,280)   $        (581)   $      (3,267)
    Net realized gain/(loss) from sale of investments ........         (63,029)          10,796            2,495           34,508
    Reinvested realized gain distributions ...................              --               --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments ........................................         138,698           37,053            7,216           11,905
                                                                 -------------    -------------    -------------    -------------
    Net increase/(decrease) resulting from operations ........          72,252           46,569            9,130           43,146
                                                                 -------------    -------------    -------------    -------------

2003 Contract Transactions
    Net contract purchase payments ...........................           5,522               56            1,200            1,417
    Transfers between investment divisions ...................          41,568          492,907          121,179          277,264
    Transfers on account of death ............................              --               --               --               --
    Transfers of annuity benefits, surrenders and partial
       withdrawals ...........................................         (84,449)         (48,350)         (20,051)          (1,263)
    Contract fees ............................................            (211)             (89)             (51)            (169)
    Transfers - other ........................................               4              (24)             332             (192)
                                                                 -------------    -------------    -------------    -------------
    Net increase/(decrease) from contract transactions .......         (37,566)         444,500          102,609          277,057
                                                                 -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ............................................              --               --               --               --
                                                                 -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ......................          34,686          491,069          111,739          320,203
    Net Assets at December 31, 2002 ..........................         326,106           17,792              269           15,217
                                                                 -------------    -------------    -------------    -------------
    Net Assets at December 31, 2003 ..........................   $     360,792    $     508,861    $     112,008    $     335,420
                                                                 =============    =============    =============    =============

                                                                       Investment Divisions
                                                                 ------------------------------
                                                                      Alliance
                                                                     Bernstein
                                                                         Value            Davis
                                                                       Class B        Financial
                                                                 -------------    -------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) ..........................   $         (59)   $      (1,727)
    Net realized gain/(loss) from sale of investments ........          (1,669)         (54,293)
    Reinvested realized gain distributions ...................              --               --
    Net change in unrealized appreciation/(depreciation)
       of investments ........................................             (32)         (33,090)
                                                                 -------------    -------------
    Net increase/(decrease) resulting from operations ........          (1,760)         (89,110)
                                                                 -------------    -------------

2002 Contract Transactions
    Net contract purchase payments ...........................              --            9,328
    Transfers between investment divisions ...................          12,198            7,717
    Transfers on account of death ............................              --           (3,019)
    Transfers of annuity benefits, surrenders and partial
       withdrawals ...........................................              --         (135,813)
    Contract fees ............................................              (4)            (261)
    Transfers - other ........................................              --              (89)
                                                                 -------------    -------------
    Net increase/(decrease) from contract transactions .......          12,194         (122,137)
                                                                 -------------    -------------

Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ............................................              --               --
                                                                 -------------    -------------
Total Increase/(Decrease) in Net Assets ......................          10,434         (211,247)
    Net Assets at December 31, 2001 ..........................              --          580,093
                                                                 -------------    -------------
    Net Assets at December 31, 2002 ..........................   $      10,434    $     368,846
                                                                 =============    =============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) ..........................   $      (1,901)   $      (3,880)
    Net realized gain/(loss) from sale of investments ........             913          (38,162)
    Reinvested realized gain distributions ...................              --               --
    Net change in unrealized appreciation/(depreciation)
       of investments ........................................          68,435          152,543
                                                                 -------------    -------------
    Net increase/(decrease) resulting from operations ........          67,447          110,501
                                                                 -------------    -------------

2003 Contract Transactions
    Net contract purchase payments ...........................              --            1,525
    Transfers between investment divisions ...................         447,235           47,291
    Transfers on account of death ............................              --               --
    Transfers of annuity benefits, surrenders and partial
       withdrawals ...........................................             (60)         (13,370)
    Contract fees ............................................            (136)            (205)
    Transfers - other ........................................              --                4
                                                                 -------------    -------------
    Net increase/(decrease) from contract transactions .......         447,039           35,245
                                                                 -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ............................................              --               --
                                                                 -------------    -------------
Total Increase/(Decrease) in Net Assets ......................         514,486          145,746
    Net Assets at December 31, 2002 ..........................          10,434          368,846
                                                                 -------------    -------------
    Net Assets at December 31, 2003 ..........................   $     524,920    $     514,592
                                                                 =============    =============

See notes to financial statements.


                                   B-24 & B-25

The Guardian Separate Account A

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003 (continued)

                                                                              Investment Divisions
                                                                -----------------------------------------------
                                                                                                   Fidelity VIP
                                                                        Davis                        Contrafund
                                                                  Real Estate      Davis Value    Service Class
                                                                -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $      35,374    $      (1,128)   $      (3,061)
    Net realized gain/(loss) from sale of investments .......         (81,334)        (158,356)         (97,129)
    Reinvested realized gain distributions ..................              --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................          (5,631)         (95,359)         (18,535)
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......         (51,591)        (254,843)        (118,725)
                                                                -------------    -------------    -------------

2002 Contract Transactions
    Net contract purchase payments ..........................          20,687           31,521            1,507
    Transfers between investment divisions ..................         824,629          254,680          337,289
    Transfers on account of death ...........................          (2,529)            (334)              --
    Transfers of annuity benefits, surrenders and partial
       withdrawals ..........................................         (88,092)        (100,014)        (216,140)
    Contract fees ...........................................            (464)            (709)            (504)
    Transfers - other .......................................             252              (92)              --
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......         754,483          185,052          122,152
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ...........................................              --               --               --
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................         702,892          (69,791)           3,427
    Net Assets at December 31, 2001 .........................         366,717        1,152,175          960,830
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2002 .........................   $   1,069,609    $   1,082,384    $     964,257
                                                                =============    =============    =============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $      70,558    $      (2,706)   $     (14,789)
    Net realized gain/(loss) from sale of investments .......         245,537          (16,154)           5,492
    Reinvested realized gain distributions ..................          55,032               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................         250,827          440,874          433,542
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......         621,954          422,014          424,245
                                                                -------------    -------------    -------------

2003 Contract Transactions
    Net contract purchase payments ..........................           4,800            4,726            7,664
    Transfers between investment divisions ..................       1,574,932          819,130        1,345,896
    Transfers on account of death ...........................              --               --               --
    Transfers of annuity benefits, surrenders and partial
       withdrawals ..........................................        (209,268)         (99,925)        (108,560)
    Contract fees ...........................................          (1,144)            (717)            (721)
    Transfers - other .......................................             738               (1)             263
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......       1,370,058          723,213        1,244,542
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ...........................................           6,863               --            6,153
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................       1,998,875        1,145,227        1,674,940
    Net Assets at December 31, 2002 .........................       1,069,609        1,082,384          964,257
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2003 .........................   $   3,068,484    $   2,227,611    $   2,639,197
                                                                =============    =============    =============

                                                                               Investment Divisions
                                                                -----------------------------------------------
                                                                 Fidelity VIP     Fidelity VIP
                                                                      Equity-           Growth     Fidelity VIP
                                                                       Income    Opportunities          Mid Cap
                                                                Service Class    Service Class    Service Class
                                                                -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $       3,193    $        (217)   $      (3,860)
    Net realized gain/(loss) from sale of investments .......        (130,822)          (5,729)        (103,746)
    Reinvested realized gain distributions ..................          17,461               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................        (166,659)          (4,511)        (397,238)
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......        (276,827)         (10,457)        (504,844)
                                                                -------------    -------------    -------------

2002 Contract Transactions
    Net contract purchase payments ..........................           6,500            1,560           64,936
    Transfers between investment divisions ..................         674,150          143,055          601,658
    Transfers on account of death ...........................            (683)              --          (21,293)
    Transfers of annuity benefits, surrenders and partial
       withdrawals ..........................................        (127,788)              --         (766,436)
    Contract fees ...........................................            (563)             (11)          (1,942)
    Transfers - other .......................................               7                5            3,226
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......         551,623          144,609         (119,851)
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ...........................................              --               --          (51,699)
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................         274,796          134,152         (676,394)
    Net Assets at December 31, 2001 .........................         809,601            7,040        4,306,132
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2002 .........................   $   1,084,397    $     141,192    $   3,629,738
                                                                =============    =============    =============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $       4,504    $        (318)   $     (37,232)
    Net realized gain/(loss) from sale of investments .......         (33,968)           4,835           88,048
    Reinvested realized gain distributions ..................              --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................         412,221           13,700        1,478,640
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......         382,757           18,217        1,529,456
                                                                -------------    -------------    -------------

2003 Contract Transactions
    Net contract purchase payments ..........................           7,947            1,820           52,979
    Transfers between investment divisions ..................         835,096            9,330        1,402,722
    Transfers on account of death ...........................         (37,396)              --               --
    Transfers of annuity benefits, surrenders and partial
       withdrawals ..........................................        (144,048)         (52,119)        (333,307)
    Contract fees ...........................................            (923)             (71)          (2,390)
    Transfers - other .......................................             162               --              113
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......         660,838          (41,040)       1,120,117
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ...........................................              --               --           10,745
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................       1,043,595          (22,823)       2,660,318
    Net Assets at December 31, 2002 .........................       1,084,397          141,192        3,629,738
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2003 .........................   $   2,127,992    $     118,369    $   6,290,056
                                                                =============    =============    =============

                                                                              Investment Divisions
                                                                -----------------------------------------------
                                                                                   Janus Aspen      Janus Aspen
                                                                    Templeton          Mid Cap          Capital
                                                                       Growth           Growth     Appreciation
                                                                   Securities    Institutional    Institutional
                                                                      Class 2           Shares           Shares
                                                                -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $        (425)   $      (7,312)   $      (2,206)
    Net realized gain/(loss) from sale of investments .......          (1,256)        (515,815)        (405,226)
    Reinvested realized gain distributions ..................              60               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................          (9,794)         166,593          259,911
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......         (11,415)        (356,534)        (147,521)
                                                                -------------    -------------    -------------

2002 Contract Transactions
    Net contract purchase payments ..........................              69            3,594            2,630
    Transfers between investment divisions ..................         135,537         (432,250)        (400,129)
    Transfers on account of death ...........................              --          (11,526)              --
    Transfers of annuity benefits, surrenders and partial
       withdrawals ..........................................          (1,552)         (62,535)         (43,492)
    Contract fees ...........................................             (23)            (612)            (474)
    Transfers - other .......................................            (289)           1,439                4
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......         133,742         (501,890)        (441,461)
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ...........................................              --          (12,951)              --
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................         122,327         (871,375)        (588,982)
    Net Assets at December 31, 2001 .........................              --        1,591,254        1,194,031
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2002 .........................   $     122,327    $     719,879    $     605,049
                                                                =============    =============    =============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $         109    $     (10,574)   $      (4,015)
    Net realized gain/(loss) from sale of investments .......          39,290         (266,536)        (176,274)
    Reinvested realized gain distributions ..................              --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................          72,164          497,698          282,017
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......         111,563          220,588          101,728
                                                                -------------    -------------    -------------

2003 Contract Transactions
    Net contract purchase payments ..........................           1,608            2,113            1,500
    Transfers between investment divisions ..................         540,623          (66,744)        (158,301)
    Transfers on account of death ...........................              --               --               --
    Transfers of annuity benefits, surrenders and partial
       withdrawals ..........................................          (3,621)         (77,280)         (52,754)
    Contract fees ...........................................            (119)            (457)            (440)
    Transfers - other .......................................              --             (401)               3
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......         538,491         (142,769)        (209,992)
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ...........................................              --               --               --
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................         650,054           77,819         (108,264)
    Net Assets at December 31, 2002 .........................         122,327          719,879          605,049
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2003 .........................   $     772,381    $     797,698    $     496,785
                                                                =============    =============    =============

See notes to financial statements.


                                   B-26 & B-27

The Guardian Separate Account A

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003 (continued)

                                                                               Investment Divisions
                                                                -----------------------------------------------
                                                                                   Janus Aspen
                                                                  Janus Aspen        Worldwide              MFS
                                                                       Growth           Growth         Emerging
                                                                Institutional    Institutional           Growth
                                                                       Shares           Shares    Initial Class
                                                                -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $      (4,728)   $         (95)   $        (891)
    Net realized gain/(loss) from sale of investments .......        (486,470)        (443,589)         (44,739)
    Reinvested realized gain distributions ..................              --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................         237,742            1,347          (79,888)
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......        (253,456)        (442,337)        (125,518)
                                                                -------------    -------------    -------------

2002 Contract Transactions
    Net contract purchase payments ..........................           2,711           17,581              698
    Transfers between investment divisions ..................        (296,727)        (185,068)          11,878
    Transfers on account of death ...........................          (6,747)         (22,663)          (9,003)
    Transfers of annuity benefits, surrenders and partial
       withdrawals ..........................................        (123,109)        (219,783)         (38,201)
    Contract fees ...........................................            (563)            (621)            (177)
    Transfers - other .......................................               2              143                1
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......        (424,433)        (410,411)         (34,804)
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ...........................................              --               --               --
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................        (677,889)        (852,748)        (160,322)
    Net Assets at December 31, 2001 .........................       1,128,752        1,954,242          475,163
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2002 .........................   $     450,863    $   1,101,494    $     314,841
                                                                =============    =============    =============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $      (6,527)   $         794    $      (5,864)
    Net realized gain/(loss) from sale of investments .......        (114,046)        (623,498)           4,645
    Reinvested realized gain distributions ..................              --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................         252,856          819,357           92,456
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......         132,283          196,653           91,237
                                                                -------------    -------------    -------------

2003 Contract Transactions
    Net contract purchase payments ..........................             737            9,303              372
    Transfers between investment divisions ..................          10,948         (574,575)          52,568
    Transfers on account of death ...........................              --          (20,663)              --
    Transfers of annuity benefits, surrenders and partial
       withdrawals ..........................................         (65,580)        (119,019)         (44,436)
    Contract fees ...........................................            (438)            (544)            (174)
    Transfers - other .......................................             165             (461)             443
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......         (54,168)        (705,959)           8,773
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payout Period ........................................              --               --               --
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................          78,115         (509,306)         100,010
    Net Assets at December 31, 2002 .........................         450,863        1,101,494          314,841
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2003 .........................   $     528,978    $     592,188    $     414,851
                                                                =============    =============    =============

                                                                               Investment Divisions
                                                                -----------------------------------------------
                                                                          MFS
                                                                    Investors          MFS New              MFS
                                                                        Trust        Discovery         Research
                                                                Initial Class    Initial Class    Initial Class
                                                                -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $      (4,358)   $      (3,951)   $        (138)
    Net realized gain/(loss) from sale of investments .......        (137,799)        (128,140)         (33,076)
    Reinvested realized gain distributions ..................              --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................        (200,808)        (123,201)           7,346
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......        (342,965)        (255,292)         (25,868)
                                                                -------------    -------------    -------------

2002 Contract Transactions
    Net contract purchase payments ..........................          12,925               --              750
    Transfers between investment divisions ..................         (42,888)        (446,547)         (28,761)
    Transfers on account of death ...........................              --             (583)              --
    Transfers of annuity benefits, surrenders and partial
       withdrawals ..........................................        (162,284)         (31,086)         (11,816)
    Contract fees ...........................................            (662)            (347)             (41)
    Transfers - other .......................................              16              (22)             (59)
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......        (192,893)        (478,585)         (39,927)
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ...........................................              --               --               --
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................        (535,858)        (733,877)         (65,795)
    Net Assets at December 31, 2001 .........................       1,748,706        1,180,001          117,097
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2002 .........................   $   1,212,848    $     446,124    $      51,302
                                                                =============    =============    =============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $      (5,427)   $      (8,860)   $        (754)
    Net realized gain/(loss) from sale of investments .......        (172,427)         (71,984)         (10,538)
    Reinvested realized gain distributions ..................              --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................         391,323          229,870           25,446
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......         213,469          149,026           14,154
                                                                -------------    -------------    -------------

2003 Contract Transactions
    Net contract purchase payments ..........................           5,721              184              206
    Transfers between investment divisions ..................        (111,581)         308,328           26,873
    Transfers on account of death ...........................              --               --               --
    Transfers of annuity benefits, surrenders and partial
       withdrawals ..........................................        (154,733)         (24,981)             (96)
    Contract fees ...........................................            (633)            (290)             (25)
    Transfers - other .......................................             444               10               --
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......        (260,782)         283,251           26,958
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payout Period ........................................           1,320               --               --
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................         (45,993)         432,277           41,112
    Net Assets at December 31, 2002 .........................       1,212,848          446,124           51,302
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2003 .........................   $   1,166,855    $     878,401    $      92,414
                                                                =============    =============    =============

                                                                              Investment Divisions
                                                                -----------------------------------------------
                                                                                    Van Kampen       Van Kampen
                                                                                          Life             Life
                                                                                    Investment       Investment
                                                                          MFS     Trust Growth            Trust
                                                                 Total Return         & Income       Government
                                                                Initial Class         Class II         Class II
                                                                -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $      19,738    $        (555)   $      (3,482)
    Net realized gain/(loss) from sale of investments .......         (74,613)          (4,402)           9,285
    Reinvested realized gain distributions ..................          36,106               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................        (167,127)          (8,137)          18,778
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......        (185,896)         (13,094)          24,581
                                                                -------------    -------------    -------------

2002 Contract Transactions
    Net contract purchase payments ..........................          63,779               --               --
    Transfers between investment divisions ..................         643,078          118,179          957,908
    Transfers on account of death ...........................          (2,626)              --               --
    Transfers of annuity benefits, surrenders and partial
       withdrawals ..........................................        (330,380)            (249)         (40,268)
    Contract fees ...........................................          (1,070)             (24)            (153)
    Transfers - other .......................................             723             (265)             180
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......         373,504          117,641          917,667
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ...........................................              --               --               --
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................         187,608          104,547          942,248
    Net Assets at December 31, 2001 .........................       2,499,482               --               --
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2002 .........................   $   2,687,090    $     104,547    $     942,248
                                                                =============    =============    =============

2003 Increase/(Decrease) from Operations
    Net investment income/(expense) .........................   $      17,103    $      (2,331)   $      60,630
    Net realized gain/(loss) from sale of investments .......          (5,170)            (907)         (43,559)
    Reinvested realized gain distributions ..................              --               --               --
    Net change in unrealized appreciation/(depreciation)
       of investments .......................................         506,828           92,074          (14,685)
                                                                -------------    -------------    -------------
    Net increase/(decrease) resulting from operations .......         518,761           88,836            2,386
                                                                -------------    -------------    -------------

2003 Contract Transactions
    Net contract purchase payments ..........................          27,337            2,109            9,295
    Transfers between investment divisions ..................       1,553,514          350,161          104,100
    Transfers on account of death ...........................              --               --               --
    Transfers of annuity benefits, surrenders and partial
       withdrawals ..........................................        (235,359)         (25,424)        (194,081)
    Contract fees ...........................................          (1,677)             (96)            (900)
    Transfers - other .......................................              99           (1,841)             (43)
                                                                -------------    -------------    -------------
    Net increase/(decrease) from contract transactions ......       1,343,914          324,909          (81,629)
                                                                -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payout Period ........................................             777               --            2,768
                                                                -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets .....................       1,863,452          413,745          (76,475)
    Net Assets at December 31, 2002 .........................       2,687,090          104,547          942,248
                                                                -------------    -------------    -------------
    Net Assets at December 31, 2003 .........................   $   4,550,542    $     518,292    $     865,773
                                                                =============    =============    =============

See notes to financial statements.


                                   B-28 & B-29

--------------------------------------------------------------------------------
THE GUARDIAN SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (DECEMBER 31, 2003)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

      The Guardian Separate Account A (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on October 31, 1981. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, or to the Fixed Rate Option (FRO), as selected by the contractowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contractowner may transfer his or her contract value among the thirty eight investment options within the Account, or the FRO. However, a contractowner may only invest in up to twenty investment divisions, including the FRO, at any time. Contractowners who qualify may also purchase either a seven year or contract anniversary Enhanced Death Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract.

      The thirty eight investment options of the Account correspond to the following underlying mutual funds and class of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

The Guardian Stock Fund (GSF)
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund (GHYBF)
The Guardian Bond Fund, Inc. (GBF)
The Guardian Cash Fund, Inc. (GCF)
Gabelli Capital Asset Fund (GCAF)
Baillie Gifford International Fund (BGIF)
Baillie Gifford Emerging Markets Fund (BGEMF)
The Guardian Small Cap Stock Fund (GSCSF)
Value Line Centurion Fund
Value Line Strategic Asset Management Trust
AIM V.I. Capital Appreciation Fund Series I
AIM V.I. Global Utilities Fund Series I
AIM V.I. Premier Equity Fund Series I
AllianceBernstein Growth & Income Portfolio Class B
AllianceBernstein Premier Growth Portfolio Class B
AllianceBernstein Technology Portfolio Class B
AllianceBernstein Value Portfolio Class B
Davis Financial Portfolio
Davis Real Estate Portfolio
Davis Value Portfolio
Fidelity VIP Contrafund Portfolio Service Class
Fidelity VIP Equity-Income Portfolio Service Class
Fidelity VIP Growth Opportunities Portfolio Service Class
Fidelity VIP Mid Cap Portfolio Service Class
Templeton Growth Securities Fund Class 2

Janus Aspen Mid Cap Growth Portfolio Institutional Shares (formerly Janus Aspen
  Aggressive Growth Portfolio)

Janus Aspen Capital Appreciation Portfolio Institutional Shares
Janus Aspen Growth Portfolio Institutional Shares
Janus Aspen Worldwide Growth Portfolio Institutional Shares
MFS Emerging Growth Series Initial Class
MFS Investors Trust Series Initial Class
MFS New Discovery Series Initial Class
MFS Research Series Initial Class
MFS Total Return Series Initial Class
Van Kampen Life Investment Trust Growth & Income Portfolio Class II Van Kampen Life Investment Trust Government Portfolio Class II

      A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

      The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy's minimum death benefit guarantee) and other policy benefits. Additional assets are held in GIAC's general account to cover the contingency that a policy's guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.


----
B-30                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

      The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

      (a) The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

      (b) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the identified cost of securities sold.

      (c)   The cost of investments sold is determined on a first in, first out
            (FIFO) basis.

Individual Mortality Table Used and the Assumed Investment Return

      Net assets allocated to contracts in the payout period are computed according to the 1971, 1983 and 2000 Individual Annuity Mortality Tables. The assumed investment return is 4.0% unless the annuitant elects otherwise, in which case the rate may vary, as regulated by the laws of respective states.

Federal Income Taxes

      The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

Use of Estimates

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Annuity Mortality Fluctuation Fund (AMFF)

      Pursuant to agreement with the New York State Insurance Department, GIAC maintains assets in each of its separate accounts for the mortality risk associated with contracts in the annuity payout phase. Such amounts are referred to as the Annuity Mortality Fluctuation Fund (AMFF), and are invested in the GCF subdivision of each separate account. At December 31, 2003, the AMFF balance in the GCF subdivision of Separate Account A was $8,193,817.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-31
                                                                            ----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


NOTE 3 -- PURCHASES AND SALES OF INVESTMENTS


      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:


                                                                           Purchases       Sales
                                                                         ------------   ------------
The Guardian Stock Fund ..............................................   $  8,139,669   $ 32,811,945
The Guardian VC 500 Index Fund .......................................      4,021,232      2,034,178
The Guardian VC Asset Allocation Fund ................................        588,110        192,675
The Guardian VC High Yield Bond Fund .................................      2,703,976      2,175,091
The Guardian Bond Fund, Inc. .........................................     10,065,330     17,659,602
The Guardian Cash Fund, Inc. .........................................     47,597,765     72,916,585
Gabelli Capital Asset Fund ...........................................      3,528,813      2,173,362
Baillie Gifford International Fund ...................................     40,336,966     42,008,475
Baillie Gifford Emerging Markets Fund ................................      3,521,894      2,469,806
The Guardian Small Cap Stock Fund ....................................     10,723,059      8,530,857
Value Line Centurion Fund ............................................      1,961,588     14,114,785
Value Line Strategic Asset Management Trust ..........................      2,825,867     10,976,869
AIM V.I. Capital Appreciation Fund Series I ..........................        549,091        806,012
AIM V.I. Global Utilities Fund Series I ..............................         40,863         30,832
AIM V.I. Premier Equity Fund Series I ................................         88,579        135,228
AllianceBernstein Growth & Income Portfolio Class B ..................        559,715        114,861
AllianceBernstein Premier Growth Portfolio Class B ...................        167,911         65,302
AllianceBernstein Technology Portfolio Class B .......................      1,596,604      1,319,547
AllianceBernstein Value Portfolio Class B ............................        453,892          6,417
Davis Financial Portfolio ............................................        355,107        328,284
Davis Real Estate Portfolio ..........................................      3,380,481      1,884,713
Davis Value Portfolio ................................................        840,144        132,244
Fidelity VIP Contrafund Portfolio Service Class ......................      1,411,593        176,957
Fidelity VIP Equity-Income Portfolio Service Class ...................        895,349        233,730
Fidelity VIP Growth Opportunities Portfolio Service Class ............        127,781        168,116
Fidelity VIP Mid Cap Portfolio Service Class .........................      2,356,514      1,263,217
Templeton Growth Securities Fund Class 2 .............................      1,196,631        654,369
Janus Aspen Mid Cap Growth Portfolio Institutional Shares
   (formerly Janus Aspen Aggressive Growth Portfolio) ................        174,546        327,315
Janus Aspen Capital Appreciation Portfolio Institutional Shares ......         94,158        311,352
Janus Aspen Growth Portfolio Institutional Shares ....................        103,379        167,107
Janus Aspen Worldwide Growth Portfolio Institutional Shares ..........        574,826      1,288,504
MFS Emerging Growth Series Initial Class .............................        477,036        478,263
MFS Investors Trust Series Initial Class .............................         71,487        333,353
MFS New Discovery Series Initial Class ...............................        818,573        545,323
MFS Research Series Initial Class ....................................         47,178         19,856
MFS Total Return Series Initial Class ................................      2,038,777        670,868
Van Kampen Life Investment Trust Growth & Income Portfolio Class II ..        663,178        334,711
Van Kampen Life Investment Trust Government Portfolio Class II .......      2,137,539      2,152,498
                                                                         ------------   ------------
Total ................................................................   $157,235,201   $222,013,209
                                                                         ============   ============


----
B-32                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (continued)


NOTE 4 -- EXPENSES AND RELATED PARTY TRANSACTIONS

      GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

      A fixed annual contract fee of $30 for single payment contracts and $35 for flexible payment contracts is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC's administrative expenses. These charges are assessed through a redemption of units. For the years ended December 31, 2002 and 2003, contract fees amounted to $413,002 and $379,650 respectively.

Expense Charges

      (1) A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.0% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, calculated as a percentage of average daily net asset value of the applicable contracts as follows:

      a)    7 Year Enhanced Death Benefit Rider, with an annual rate of .30%;

      b) Contract Anniversary Enhanced Death Benefit Rider, with an annual rate of .25%. There were no sales in 2003.

      (2) A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

      Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

      GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, GBF, GCF and GSCSF each has an investment advisory agreement with Guardian Investor Services LLC (GIS), formerly Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. Fees earned by GIS from this agreement range from .25% to .75% of the average daily net assets. GCAF has a management agreement with GIS and earns fees of .40% of the average daily net assets. BGIF and BGEMF each have an investment advisory agreement with Guardian Baillie Gifford Ltd. (GBG), a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd. Fees earned by GBG from this agreement range from .80% to 1.00% of the average daily net assets. GIAC has administrative service fee agreements with AIM Advisors, Inc., Alliance Capital Management LP, Davis Selected Advisers LP, Fidelity Management & Research Company, Templeton Global Advisors Limited, Janus Capital Corporation, MFS Investment Management and Van Kampen Asset Management, Inc., which compensate GIAC for administrative services provided. These fees range from .05% to 1.00% of the average daily net assets.

Sales Charges

      Contingent deferred sales charges are assessed on certain partial or total surrenders. These charges are assessed through a redemption in units and paid to GIAC during the first six contract years for a Single Purchase Payment Contract. For a Flexible Purchase Payment Contract, each payment is subject to a contingent deferred sales charge for six years.

                     Number of Contract            Contingent Deferred
                       Years Completed           Sales Charge Percentage
                     ------------------          -----------------------
                              1                            5%
                              2                            5%
                              3                            4%
                              4                            3%
                              5                            2%
                              6                            1%
                              7+                           0%

      For the years ended December 31, 2002 and 2003, contingent deferred sales charges were $317,691 and $166,759, respectively.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-33
                                                                            ----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


NOTE 5 -- CHANGES IN UNITS OUTSTANDING

      The changes in units outstanding for the years ended December 31, 2003 and 2002 were as follows:

                                                                  2003                                      2002
                                                -----------------------------------------  -----------------------------------------
                                                                  Units     Net Increase/                   Units      Net Increase/
                                                Units Issued    Redeemed      (Decrease)   Units Issued   Redeemed      (Decrease)
                                                ------------    --------    -------------  ------------   --------     -------------
The Guardian Stock Fund                             12,320       490,723      (478,403)        78,008      767,698       (689,690)
The Guardian VC 500 Index Fund                     341,460        62,015       279,445        206,045       13,574        192,471
The Guardian VC Asset Allocation Fund               58,671        10,801        47,870            155       28,839        (28,684)
The Guardian VC High Yield Bond Fund                54,512         6,567        47,945         22,025          725         21,300
The Guardian Bond Fund, Inc.                        13,292       273,403      (260,111)       239,549      194,503         45,046
The Guardian Cash Fund, Inc.                        25,389       827,921      (802,532)       510,475      754,551       (244,076)
Gabelli Capital Asset Fund                          89,092        36,243        52,849          9,782       38,919        (29,137)
Baillie Gifford International Fund                   3,709        92,595       (88,886)         3,244      145,561       (142,317)
Baillie Gifford Emerging Markets Fund              106,427        33,499        72,928         22,612       33,214        (10,602)
The Guardian Small Cap Stock Fund                  209,054        61,700       147,354         39,707       73,034        (33,327)
Value Line Centurion Fund                           13,817       275,901      (262,084)        27,075      339,519       (312,444)
Value Line Strategic Asset Management Trust         11,805       237,291      (225,486)        14,289      451,499       (437,210)
AIM V.I. Capital Appreciation Fund Series I             66        48,250       (48,184)           575        6,141         (5,566)
AIM V.I. Global Utilities Fund Series I              3,635         2,394         1,241             50        7,267         (7,217)
AIM V.I. Premier Equity Fund Series I                6,807        13,069        (6,262)         1,044       24,238        (23,194)
AllianceBernstein Growth & Income Portfolio
   Class B                                          51,317         4,954        46,363          2,337          113          2,224
AllianceBernstein Premier Growth Portfolio
   Class B                                          13,751         2,206        11,545             34           --             34
AllianceBernstein Technology Portfolio
   Class B                                          32,553           161        32,392          2,236            1          2,235
AllianceBernstein Value Portfolio Class B           47,281            20        47,261          1,226           --          1,226
Davis Financial Portfolio                            4,160         1,424         2,736          3,900       16,014        (12,114)
Davis Real Estate Portfolio                        108,785        14,148        94,637         61,176        7,455         53,721
Davis Value Portfolio                               97,426        11,826        85,600         29,494       12,795         16,699
Fidelity VIP Contrafund Portfolio Service
   Class                                           150,570        11,974       138,596         39,720       26,594         13,126
Fidelity VIP Equity-Income Portfolio Service
   Class                                            86,399        19,647        66,752         64,909       15,198         49,711
Fidelity VIP Growth Opportunities Portfolio
   Service Class                                       264         8,150        (7,886)        21,849            1         21,848
Fidelity VIP Mid Cap Portfolio Service Class       114,346        26,228        88,118         57,018       72,953        (15,935)
Templeton Growth Securities Fund Class 2            59,133           456        58,677         15,549          194         15,355
Janus Aspen Mid Cap Growth Portfolio
   Institutional Shares (formerly Janus Aspen
Aggressive Growth Portfolio)                           551        34,849       (34,298)           822      112,714       (111,892)
Janus Aspen Capital Appreciation Portfolio
   Institutional Shares                                237        31,813       (31,576)           396       65,921        (65,525)
Janus Aspen Growth Portfolio Institutional
   Shares                                            2,534        11,543        (9,009)           446       74,113        (73,667)
Janus Aspen Worldwide Growth Portfolio
   Institutional Shares                              1,751       120,311      (118,560)         2,827       69,370        (66,543)
MFS Emerging Growth Series Initial Class             8,198         9,702        (1,504)        10,197        9,402            795
MFS Investors Trust Series Initial Class               708        29,705       (28,997)         1,251       19,334        (18,083)
MFS New Discovery Series Initial Class              35,866         3,614        32,252          5,376       57,606        (52,230)
MFS Research Series Initial Class                    4,684           520         4,164            117        6,526         (6,409)
MFS Total Return Series Initial Class              142,741        21,735       121,006         62,964       30,944         32,020
Van Kampen Life Investment Trust Growth &
   Income Portfolio Class II                        39,684         2,632        37,052         12,711           33         12,678
Van Kampen Life Investment Trust
   Government Portfolio Class II                    10,518        18,247        (7,729)        91,660        3,804         87,856


----
B-34                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


NOTE 6 -- UNIT VALUES

      The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholders' accounts through redemption of units:

                                                                                                          Investment
                                                                         Net Assets            Expense      Income      Total
                                                       Units      Unit Value    In whole $     Ratio(1)    Ratio(3)    Return(2)
                                                       -----      ----------    ----------     --------   ----------   ---------
REGULAR CONTRACT

The Guardian Stock Fund
              2003                                   1,994,910     $ 89.21     $177,964,894      1.00%      1.03%        20.26%
              2002                                   2,291,712       74.18      170,006,298      1.00%      0.88%       -21.65%
              2001                                   2,853,376       94.69      270,177,092      1.00%      0.24%       -22.21%
              2000                                   3,456,063      121.73      420,699,556      1.00%      0.07%       -19.19%
              1999                                   3,916,386      150.64      589,959,109      1.00%      0.41%        29.88%
The Guardian VC 500 Index Fund(4)
              2003                                     677,785     $  8.17     $  5,539,960      1.00%      1.62%        26.99%
              2002                                     413,646        6.44        2,662,372      1.00%      2.36%       -23.18%
              2001                                     242,907        8.38        2,035,120      1.00%      1.39%       -12.79%
              2000                                      68,032        9.61          653,571      1.00%      0.70%        -3.93%
              1999                                          --          --               --        --         --            --
The Guardian VC Asset Allocation Fund(4)
              2003                                      93,007     $  9.45     $    878,584      1.00%      2.66%        26.45%
              2002                                      45,137        7.47          337,199      1.00%      3.46%       -20.67%
              2001                                      73,821        9.42          695,183      1.00%      1.22%        -9.92%
              2000                                      25,577       10.45          267,398      1.00%      2.64%         4.54%
              1999                                          --          --               --        --         --            --
The Guardian VC High Yield Bond Fund(4)
              2003                                      86,677     $ 11.56     $  1,002,059      1.00%      7.01%        16.79%
              2002                                      44,601        9.90          441,489      1.00%      9.79%         0.30%
              2001                                      23,569        9.87          232,604      1.00%     15.91%         2.54%
              2000                                       6,477        9.62           62,336      1.00%      5.15%        -3.76%
              1999                                          --          --               --        --         --            --
The Guardian Bond Fund, Inc.
              2003                                   1,065,700     $ 44.80     $ 47,748,268      1.00%      3.61%         3.71%
              2002                                   1,285,709       43.20       55,546,167      1.00%      4.37%         8.40%
              2001                                   1,246,728       39.86       49,690,512      1.00%      5.94%         7.80%
              2000                                   1,263,771       36.97       46,726,313      1.00%      6.15%         8.94%
              1999                                   1,565,455       33.94       53,131,859      1.00%      5.35%        -1.81%
The Guardian Cash Fund, Inc.
              2003                                   1,656,249     $ 27.89     $ 46,189,397      1.00%      0.71%        -0.33%
              2002                                   2,431,591       27.98       68,033,498      1.00%      1.21%         0.26%
              2001                                   2,543,027       27.91       70,970,265      1.00%      4.20%         2.57%
              2000                                   2,574,120       27.21       70,036,114      1.00%      6.88%         4.99%
              1999                                   2,995,641       25.92       77,634,150      1.00%      5.54%         3.75%
Gabelli Capital Asset Fund
              2003                                     456,432     $ 26.48     $ 12,086,481      1.00%      0.13%        34.13%
              2002                                     408,632       19.74        8,067,476      1.00%      0.26%       -15.15%
              2001                                     443,223       23.27       10,313,275      1.00%      0.63%         1.56%
              2000                                     244,557       22.91        5,603,243      1.00%      0.15%         4.52%
              1999                                     385,092       21.92        8,441,770      1.00%      0.12%        18.64%
Baillie Gifford International Fund
              2003                                     583,909     $ 19.41     $ 11,333,722      1.00%      1.52%        28.75%
              2002                                     666,980       15.08       10,054,890      1.00%      0.08%       -18.51%
              2001                                     795,385       18.50       14,714,590      1.00%        --        -21.18%
              2000                                     971,435       23.47       22,801,281      1.00%        --        -20.79%
              1999                                   1,153,489       29.63       34,178,833      1.00%      0.39%        37.75%
Baillie Gifford Emerging Markets Fund
              2003                                     352,877     $ 14.17     $  4,999,282      1.00%      0.96%        52.41%
              2002                                     284,257        9.30        2,642,344      1.00%      0.48%        -7.26%
              2001                                     295,604       10.02        2,962,938      1.00%      0.20%         5.26%
              2000                                     381,117        9.52        3,629,145      1.00%        --        -28.52%
              1999                                     544,584       13.32        7,254,466      1.00%        --         70.57%


                                                                            ----
FINANCIAL STATEMENTS                                                        B-35
                                                                            ----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


                                                                                                          Investment
                                                                         Net Assets            Expense      Income      Total
                                                       Units      Unit Value    In whole $     Ratio(1)    Ratio(3)    Return(2)
                                                       -----      ----------    ----------     --------   ----------   ---------
REGULAR CONTRACT

The Guardian Small Cap Stock Fund
              2003                                     630,201     $ 14.67     $  9,241,963      1.00%        --         42.04%
              2002                                     479,166       10.32        4,947,285      1.00%      0.01%       -16.33%
              2001                                     517,680       12.34        6,387,760      1.00%      0.01%        -8.72%
              2000                                     586,234       13.52        7,925,114      1.00%        --         -4.33%
              1999                                     472,093       14.13        6,670,691      1.00%      0.13%        33.72%
Value Line Centurion Fund
              2003                                   1,650,982     $ 58.58     $ 96,720,728      1.00%        --         18.32%
              2002                                   1,852,562       49.51       91,729,524      1.00%        --        -23.69%
              2001                                   2,136,987       64.89      138,659,836      1.00%      0.16%       -17.17%
              2000                                   2,403,460       78.33      188,265,968      1.00%      0.07%       -13.33%
              1999                                   2,822,201       90.38      255,070,045      1.00%      0.26%        26.97%
Value Line Strategic Asset Management Trust
              2003                                   1,509,488     $ 48.38     $ 73,031,344      1.00%      0.73%        15.39%
              2002                                   1,672,130       41.93       70,113,176      1.00%      1.29%       -13.39%
              2001                                   2,038,740       48.41       98,697,799      1.00%      3.11%       -13.78%
              2000                                   2,465,647       56.15      138,437,023      1.00%      2.05%         0.95%
              1999                                   2,820,532       55.62      156,874,710      1.00%      1.00%        23.10%
AIM V.I. Capital Appreciation Fund Series I(4)
              2003                                      51,009     $  6.96     $    355,014      1.00%        --         28.25%
              2002                                      98,605        5.43          535,108      1.00%        --        -25.10%
              2001                                     101,635        7.25          736,365      1.00%        --        -24.03%
              2000                                      94,377        9.54          900,090      1.00%        --         -4.63%
              1999                                          --          --               --        --         --            --
AIM V.I. Global Utilities Fund Series I(4)
              2003                                      11,407     $  6.39     $     72,882      1.00%      2.30%        17.87%
              2002                                      13,777        5.42           74,677      1.00%      7.65%       -26.26%
              2001                                      20,994        7.35          154,332      1.00%      1.28%       -28.63%
              2000                                      18,816       10.30          193,827      1.00%      1.07%         3.01%
              1999                                          --          --               --        --         --            --
AIM V.I. Premier Equity Fund Series I(4)
              2003                                      47,920     $  6.87     $    328,970      1.00%      0.21%        23.85%
              2002                                      54,388        5.54          301,468      1.00%      1.02%       -30.94%
              2001                                      75,616        8.03          606,933      1.00%      0.16%       -13.42%
              2000                                      43,490        9.27          403,177      1.00%      0.12%        -7.29%
              1999                                          --          --               --        --         --            --
AllianceBernstein Growth & Income Portfolio
  Class B(5)
              2003                                      48,382     $ 10.47     $    506,729      1.00%      0.22%        30.89%
              2002                                       2,106        8.00           16,854      1.00%      0.23%       -19.98%
              2001                                          --          --               --        --         --            --
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --
AllianceBernstein Premier Growth Portfolio
  Class B(5)
              2003                                       9,385     $  9.68     $     90,869      1.00%        --         22.16%
              2002                                          34        7.93              269      1.00%        --        -20.74%
              2001                                          --          --               --        --         --            --
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --
AllianceBernstein Technology Portfolio Class B(5)
              2003                                      28,835     $  9.69     $    279,544      1.00%        --         42.38%
              2002                                       2,235        6.81           15,217      1.00%        --        -31.91%
              2001                                          --          --               --        --         --            --
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --


----
B-36                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


                                                                                                          Investment
                                                                         Net Assets            Expense      Income      Total
                                                       Units      Unit Value    In whole $     Ratio(1)    Ratio(3)    Return(2)
                                                       -----      ----------    ----------     --------   ----------   ---------
REGULAR CONTRACT

AllianceBernstein Value Portfolio Class B(5)
              2003                                      46,756     $ 10.83     $    506,266      1.00%      0.19%        27.20%
              2002                                       1,226        8.51           10,434      1.00%        --        -14.88%
              2001                                          --          --               --        --         --            --
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --
Davis Financial Portfolio(5)
              2003                                      41,302     $ 11.76     $    485,894      1.00%      0.29%        30.86%
              2002                                      40,624        8.99          365,210      1.00%      0.36%       -17.66%
              2001                                      50,488       10.92          551,210      1.00%      0.04%       -11.25%
              2000                                      48,357       12.30          594,890      1.00%      0.08%        23.02%
              1999                                          --          --               --        --         --            --
Davis Real Estate Portfolio(5)
              2003                                     167,695     $ 16.89     $  2,831,817      1.00%      4.03%        35.45%
              2002                                      74,949       12.47          934,401      1.00%      4.68%         4.86%
              2001                                      26,189       11.89          311,384      1.00%      5.09%         4.46%
              2000                                      12,678       11.38          144,302      1.00%      2.37%        13.82%
              1999                                          --          --               --        --         --            --
Davis Value Portfolio(5)
              2003                                     216,039     $  9.78     $  2,113,743      1.00%      0.84%        28.48%
              2002                                     133,885        7.61        1,019,532      1.00%      0.88%       -17.08%
              2001                                     115,872        9.18        1,064,132      1.00%      0.56%       -11.27%
              2000                                      20,413       10.35          211,284      1.00%      0.23%         3.50%
              1999                                          --          --               --        --         --            --
Fidelity VIP Contrafund Portfolio Service Class(4)
              2003                                     250,583     $  9.94     $  2,490,328      1.00%      0.21%        27.09%
              2002                                     118,692        7.82          928,116      1.00%      0.68%       -10.31%
              2001                                     106,175        8.72          925,696      1.00%      0.47%       -13.22%
              2000                                      34,243       10.05          344,037      1.00%        --          0.47%
              1999                                          --          --               --        --         --            --
Fidelity VIP Equity-Income Portfolio Service
  Class(4)
              2003                                     188,572     $ 10.87     $  2,048,954      1.00%      1.28%        28.94%
              2002                                     127,302        8.43        1,072,736      1.00%      1.36%       -17.81%
              2001                                      74,120       10.25          759,949      1.00%      0.79%        -6.02%
              2000                                      25,387       10.91          276,962      1.00%        --          9.10%
              1999                                          --          --               --        --         --            --
Fidelity VIP Growth Opportunities Portfolio
  Service Class(4)
              2003                                      14,838     $  7.98     $    118,369      1.00%      0.69%        28.39%
              2002                                      22,724        6.21          141,192      1.00%      0.21%       -22.68%
              2001                                         876        8.04            7,040      1.00%      0.32%       -15.28%
              2000                                       1,819        9.49           17,257      1.00%        --         -5.15%
              1999                                          --          --               --        --         --            --
Fidelity VIP Mid Cap Portfolio Service Class(4)
              2003                                     389,294     $ 14.90     $  5,801,380      1.00%      0.25%        37.17%
              2002                                     319,040       10.86        3,466,169      1.00%      0.90%       -10.78%
              2001                                     327,910       12.18        3,992,942      1.00%        --         -4.31%
              2000                                     362,045       12.73        4,607,219      1.00%        --         27.26%
              1999                                          --          --               --        --         --            --
Templeton Growth Securities Fund Class 2(5)
              2003                                      66,577     $ 10.42     $    694,010      1.00%      1.03%        30.84%
              2002                                      14,588        7.97          116,226      1.00%      0.13%       -20.33%
              2001                                          --          --               --        --         --            --
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-37
                                                                            ----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


                                                                                                          Investment
                                                                         Net Assets            Expense      Income      Total
                                                       Units      Unit Value    In whole $     Ratio(1)    Ratio(3)    Return(2)
                                                       -----      ----------    ----------     --------   ----------   ---------
REGULAR CONTRACT

Janus Aspen Mid Cap Growth Portfolio
  Institutional Shares (formerly Janus Aspen
  Aggressive Growth Portfolio)(4)
              2003                                     161,103     $  4.85     $    781,217      1.00%        --         33.78%
              2002                                     194,579        3.62          705,318      1.00%        --        -28.74%
              2001                                     295,486        5.08        1,501,003      1.00%        --        -40.04%
              2000                                     331,141        8.47        2,805,574      1.00%      2.72%       -15.28%
              1999                                          --          --               --        --         --            --
Janus Aspen Capital Appreciation Portfolio
  Institutional Shares(4)
              2003                                      66,401     $  7.14     $    474,037      1.00%      0.41%        19.35%
              2002                                      95,957        5.98          573,946      1.00%      0.65%       -16.50%
              2001                                     160,167        7.16        1,147,295      1.00%      1.23%       -22.44%
              2000                                     188,723        9.24        1,742,982      1.00%      1.14%        -7.64%
              1999                                          --          --               --        --         --            --
Janus Aspen Growth Portfolio Institutional
  Shares(4)
              2003                                      78,304     $  6.56     $    513,733      1.00%      0.06%        30.44%
              2002                                      86,763        5.03          436,392      1.00%        --        -27.23%
              2001                                     158,988        6.91        1,098,894      1.00%      0.07%       -25.47%
              2000                                     147,576        9.27        1,368,634      1.00%      0.70%        -7.26%
              1999                                          --          --               --        --         --            --
Janus Aspen Worldwide Growth Portfolio
  Institutional Shares(4)
              2003                                      88,289     $  6.36     $    561,896      1.00%      1.07%        22.78%
              2002                                     206,380        5.18        1,069,809      1.00%      0.99%       -26.23%
              2001                                     268,921        7.03        1,889,726      1.00%      0.49%       -23.20%
              2000                                     244,973        9.15        2,241,360      1.00%      1.10%        -8.51%
              1999                                          --          --               --        --         --            --
MFS Emerging Growth Series Initial Class(4)
              2003                                      73,847     $  5.17     $    382,032      1.00%        --         28.95%
              2002                                      74,793        4.01          300,058      1.00%        --        -34.41%
              2001                                      72,184        6.12          441,516      1.00%        --        -34.14%
              2000                                      27,588        9.29          256,211      1.00%        --         -7.13%
              1999                                          --          --               --        --         --            --
MFS Investors Trust Series Initial Class
              2003                                     107,289     $ 10.37     $  1,112,419      1.00%      0.58%        20.95%
              2002                                     136,220        8.57        1,167,748      1.00%      0.63%       -21.74%
              2001                                     153,926       10.95        1,686,056      1.00%      0.50%       -16.78%
              2000                                     233,869       13.16        3,078,170      1.00%      0.55%        -1.13%
              1999                                     333,700       13.31        4,442,297      1.00%      0.39%         5.65%
MFS New Discovery Series Initial Class(4)
              2003                                      88,971     $  8.93     $    794,834      1.00%        --         32.41%
              2002                                      59,143        6.75          399,047      1.00%        --        -32.30%
              2001                                     116,747        9.97        1,163,558      1.00%        --         -5.96%
              2000                                      60,146       10.60          637,425      1.00%        --          5.98%
              1999                                          --          --               --        --         --            --
MFS Research Series Initial Class(4)
              2003                                      13,250     $  6.97     $     92,414      1.00%      0.33%        23.48%
              2002                                       8,586        5.65           48,498      1.00%      0.63%       -25.28%
              2001                                      14,814        7.56          111,977      1.00%      0.02%       -22.02%
              2000                                       7,198        9.69           69,775      1.00%        --         -3.06%
              1999                                          --          --               --        --         --            --


----
B-38                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


                                                                                                          Investment
                                                                         Net Assets            Expense      Income      Total
                                                       Units      Unit Value    In whole $     Ratio(1)    Ratio(3)    Return(2)
                                                       -----      ----------    ----------     --------   ----------   ---------
REGULAR CONTRACT

MFS Total Return Series Initial Class(4)
              2003                                     360,878     $ 12.07     $  4,356,342      1.00%      1.47%        15.18%
              2002                                     241,880       10.48        2,534,993      1.00%      1.76%        -6.10%
              2001                                     209,028       11.16        2,332,961      1.00%      0.75%        -0.74%
              2000                                      16,220       11.24          182,375      1.00%        --         12.44%
              1999                                          --          --               --        --         --            --
Van Kampen Life Investment Trust Growth &
  Income Portfolio Class II(5)
              2003                                      44,964     $ 10.43     $    468,846      1.00%      0.60%        26.42%
              2002                                      11,423        8.25           94,213      1.00%        --        -17.52%
              2001                                          --          --               --        --         --            --
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --
Van Kampen Life Investment Trust
  Government Portfolio Class II(5)
              2003                                      66,916     $ 10.69     $    715,367      1.00%      5.57%         0.49%
              2002                                      74,987       10.64          797,728      1.00%        --          6.38%
              2001                                          --          --               --        --         --            --
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-39
                                                                            ----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


                                                                                                          Investment
                                                                         Net Assets            Expense      Income      Total
                                                       Units      Unit Value    In whole $     Ratio(1)    Ratio(3)    Return(2)
                                                       -----      ----------    ----------     --------   ----------   ---------
7 YEAR ENHANCED DEATH
   BENEFIT RIDER

The Guardian Stock Fund
              2003                                     873,587     $  9.47     $  8,273,881      1.30%      1.03%        19.90%
              2002                                   1,055,188        7.90        8,335,488      1.30%      0.88%       -21.89%
              2001                                   1,183,214       10.11       11,966,158      1.30%      0.24%       -22.45%
              2000                                   1,514,490       13.04       19,749,862      1.30%      0.07%       -19.44%
              1999                                   1,609,305       16.19       26,049,023      1.30%      0.41%        29.49%
The Guardian VC 500 Index Fund(4)
              2003                                      41,564     $  8.09     $    336,069      1.30%      1.62%        26.61%
              2002                                      26,258        6.39          167,686      1.30%      2.36%       -23.41%
              2001                                       4,526        8.34           37,740      1.30%      1.39%       -13.06%
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --
The Guardian VC Asset Allocation Fund(4)(6)
              2003                                          --          --               --        --         --            --
              2002                                          --          --               --        --         --            --
              2001                                          --          --               --        --         --            --
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --
The Guardian VC High Yield Bond Fund(4)
              2003                                       6,137     $ 11.44     $     70,189      1.30%      7.01%        16.44%
              2002                                         268        9.82            2,630      1.30%      9.79%        -1.79%
              2001                                          --          --               --        --         --            --
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --
The Guardian Bond Fund, Inc.
              2003                                      84,018     $ 13.78     $  1,157,686      1.30%      3.61%         3.40%
              2002                                     124,120       13.33        1,654,077      1.30%      4.37%         8.07%
              2001                                     118,055       12.33        1,455,778      1.30%      5.94%         7.47%
              2000                                     106,984       11.47        1,227,500      1.30%      6.15%         8.61%
              1999                                     140,479       10.56        1,484,038      1.30%      5.35%        -2.11%
The Guardian Cash Fund, Inc.
              2003                                     118,007     $ 11.47     $  1,353,837      1.30%      0.71%        -0.62%
              2002                                     145,197       11.54        1,676,241      1.30%      1.21%        -0.05%
              2001                                     277,837       11.55        3,208,975      1.30%      4.20%         2.30%
              2000                                     231,213       11.29        2,611,333      1.30%      6.88%         4.63%
              1999                                     336,117       10.79        3,626,749      1.30%      5.54%         3.44%
Gabelli Capital Asset Fund
              2003                                      46,726     $ 16.57     $    774,088      1.30%      0.13%        33.73%
              2002                                      41,677       12.39          516,312      1.30%      0.26%       -15.44%
              2001                                      36,223       14.65          530,482      1.30%      0.63%         1.25%
              2000                                      29,112       14.46          421,075      1.30%      0.15%         4.20%
              1999                                      69,116       13.88          959,350      1.30%      0.12%        18.28%
Baillie Gifford International Fund
              2003                                      48,576     $ 11.23     $    545,381      1.30%      1.52%        28.37%
              2002                                      54,391        8.75          475,712      1.30%      0.08%       -18.76%
              2001                                      68,303       10.77          735,310      1.30%        --        -21.42%
              2000                                     147,370       13.70        2,018,936      1.30%        --        -21.02%
              1999                                     144,167       17.35        2,500,830      1.30%      0.39%        37.34%
Baillie Gifford Emerging Markets Fund
              2003                                       6,869     $ 14.08     $     96,691      1.30%      0.96%        51.95%
              2002                                       2,561        9.26           23,726      1.30%      0.48%        -7.54%
              2001                                       1,816       10.02           18,199      1.30%      0.20%         4.94%
              2000                                       5,799        9.55           55,358      1.30%        --        -28.73%
              1999                                      14,343       13.40          192,126      1.30%        --         70.06%


----
B-40                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


                                                                                                          Investment
                                                                         Net Assets            Expense      Income      Total
                                                       Units      Unit Value    In whole $     Ratio(1)    Ratio(3)    Return(2)
                                                       -----      ----------    ----------     --------   ----------   ---------
7 YEAR ENHANCED DEATH
   BENEFIT RIDER

The Guardian Small Cap Stock Fund
              2003                                      17,990     $ 12.90     $    232,151      1.30%        --         41.61%
              2002                                      21,671        9.11          197,486      1.30%      0.01%       -16.58%
              2001                                      16,484       10.92          180,059      1.30%      0.01%        -9.00%
              2000                                      22,518       12.00          270,301      1.30%        --         -4.61%
              1999                                      24,963       12.58          314,137      1.30%      0.13%        33.32%
Value Line Centurion Fund
              2003                                     562,310     $ 10.42     $  5,857,792      1.30%        --         17.96%
              2002                                     622,814        8.83        5,500,217      1.30%        --        -23.92%
              2001                                     650,833       11.61        7,554,550      1.30%      0.16%       -17.41%
              2000                                     729,689       14.06       10,255,789      1.30%      0.07%       -13.59%
              1999                                     770,756       16.27       12,537,000      1.30%      0.26%        26.59%
Value Line Strategic Asset Management Trust
              2003                                     208,947     $ 13.62     $  2,845,647      1.30%      0.73%        15.04%
              2002                                     271,791       11.84        3,217,615      1.30%      1.29%       -13.65%
              2001                                     342,391       13.71        4,693,998      1.30%      3.11%       -14.04%
              2000                                     403,907       15.95        6,441,441      1.30%      2.05%         0.64%
              1999                                     421,493       15.85        6,678,831      1.30%      1.00%        23.32%
AIM V.I. Capital Appreciation Fund Series I(4)
              2003                                       4,159     $  6.88     $     28,635      1.30%        --         27.87%
              2002                                       4,747        5.38           25,562      1.30%        --        -25.32%
              2001                                       7,283        7.21           52,513      1.30%        --        -24.26%
              2000                                       4,740        9.52           45,126      1.30%        --         -4.80%
              1999                                          --          --               --        --         --            --
AIM V.I. Global Utilities Fund Series I(4)
              2003                                       5,076     $  6.32     $     32,083      1.30%      2.30%        17.51%
              2002                                       1,465        5.38            7,879      1.30%      7.65%       -26.49%
              2001                                       1,465        7.32           10,719      1.30%      1.28%       -28.85%
              2000                                       1,465       10.28           15,069      1.30%      1.07%         2.82%
              1999                                          --          --               --        --         --            --
AIM V.I. Premier Equity Fund Series I(4)
              2003                                       4,686     $  6.79     $     31,822      1.30%      0.21%        23.48%
              2002                                       4,480        5.50           24,638      1.30%      1.02%       -31.15%
              2001                                       6,446        7.99           51,486      1.30%      0.16%       -13.68%
              2000                                       5,645        9.25           52,239      1.30%      0.12%        -7.46%
              1999                                          --          --               --        --         --            --
AllianceBernstein Growth & Income Portfolio
  Class B(5)
              2003                                         205     $ 10.42     $      2,132      1.30%      0.22%        30.50%
              2002                                         118        7.99              938      1.30%      0.23%       -20.14%
              2001                                          --          --               --        --         --            --
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --
AllianceBernstein Premier Growth Portfolio
  Class B(5)
              2003                                       2,194     $  9.63     $     21,139      1.30%        --         21.79%
              2002                                          --          --               --        --         --            --
              2001                                          --          --               --        --         --            --
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-41
                                                                            ----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


                                                                                                          Investment
                                                                         Net Assets            Expense      Income      Total
                                                       Units      Unit Value    In whole $     Ratio(1)    Ratio(3)    Return(2)
                                                       -----      ----------    ----------     --------   ----------   ---------
7 YEAR ENHANCED DEATH
   BENEFIT RIDER

AllianceBernstein Technology Portfolio
  Class B(5)
              2003                                       5,792     $  9.65     $     55,876      1.30%        --         41.95%
              2002                                          --          --               --        --         --            --
              2001                                          --          --               --        --         --            --
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --
AllianceBernstein Value Portfolio Class B(5)
              2003                                       1,731     $ 10.77     $     18,654      1.30%      0.19%        26.82%
              2002                                          --          --               --        --         --            --
              2001                                          --          --               --        --         --            --
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --
Davis Financial Portfolio(4)
              2003                                       2,466     $ 11.64     $     28,698      1.30%      0.29%        30.47%
              2002                                         408        8.92            3,636      1.30%      0.36%       -17.90%
              2001                                       2,658       10.87           28,883      1.30%      0.04%       -11.52%
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --
Davis Real Estate Portfolio(4)
              2003                                      11,528     $ 16.70     $    192,568      1.30%      4.03%        35.04%
              2002                                       9,637       12.37          119,213      1.30%      4.68%         4.54%
              2001                                       4,676       11.83           55,333      1.30%      5.09%         4.15%
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --
Davis Value Portfolio(4)
              2003                                      11,765     $  9.68     $    113,868      1.30%      0.84%        28.10%
              2002                                       8,319        7.56           62,852      1.30%      0.88%       -17.33%
              2001                                       9,633        9.14           88,043      1.30%      0.56%       -11.54%
              2000                                       6,130       10.33           63,333      1.30%      0.23%         3.32%
              1999                                          --          --               --        --         --            --
Fidelity VIP Contrafund Portfolio Service Class(4)
              2003                                      11,363     $  9.83     $    111,708      1.30%      0.21%        26.71%
              2002                                       4,658        7.76           36,141      1.30%      0.68%       -10.58%
              2001                                       4,049        8.68           35,134      1.30%      0.47%       -13.48%
              2000                                       3,186       10.03           31,952      1.30%        --          0.29%
              1999                                          --          --               --        --         --            --
Fidelity VIP Equity-Income Portfolio Service
  Class(4)
              2003                                       6,877     $ 10.75     $     73,924      1.30%      1.28%        28.56%
              2002                                       1,395        8.36           11,661      1.30%      1.36%       -18.06%
              2001                                       4,866       10.20           49,652      1.30%      0.79%        -6.30%
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --
Fidelity VIP Growth Opportunities Portfolio
  Service Class(4)(6)
              2003                                          --          --               --        --         --            --
              2002                                          --          --               --        --         --            --
              2001                                          --          --               --        --         --            --
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --


----
B-42                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


                                                                                                          Investment
                                                                         Net Assets            Expense      Income      Total
                                                       Units      Unit Value    In whole $     Ratio(1)    Ratio(3)    Return(2)
                                                       -----      ----------    ----------     --------   ----------   ---------
7 YEAR ENHANCED DEATH
   BENEFIT RIDER

Fidelity VIP Mid Cap Portfolio Service Class(4)
              2003                                      26,795     $ 14.74     $    395,011      1.30%      0.25%        36.76%
              2002                                       8,931       10.78           96,275      1.30%      0.90%       -11.05%
              2001                                      15,996       12.12          193,846      1.30%        --         -4.60%
              2000                                      42,703       12.70          542,442      1.30%        --         27.03%
              1999                                          --          --               --        --         --            --
Templeton Growth Securities Fund Class 2(4)
              2003                                       7,455     $ 10.37     $     77,328      1.30%      1.03%        30.45%
              2002                                         767        7.95            6,101      1.30%      0.13%       -20.49%
              2001                                          --          --               --        --         --            --
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --
Janus Aspen Mid Cap Growth Portfolio
  Institutional Shares (formerly Janus Aspen
  Aggressive Growth Portfolio)(4)
              2003                                       3,225     $  4.80     $     15,473      1.30%        --         33.38%
              2002                                       4,047        3.60           14,556      1.30%        --        -28.86%
              2001                                      15,032        5.06           75,990      1.30%        --        -40.22%
              2000                                      10,750        8.46           90,914      1.30%      2.72%       -15.43%
              1999                                          --          --               --        --         --            --
Janus Aspen Capital Appreciation Portfolio
  Institutional Shares(4)
              2003                                       3,221     $  7.06     $     22,748      1.30%      0.41%        19.00%
              2002                                       5,241        5.93           31,103      1.30%      0.65%       -16.75%
              2001                                       6,556        7.13           46,736      1.30%      1.23%       -22.67%
              2000                                       2,840        9.22           26,186      1.30%      1.14%        -7.81%
              1999                                          --          --               --        --         --            --
Janus Aspen Growth Portfolio Institutional
  Shares(4)
              2003                                       2,349     $  6.49     $     15,245      1.30%      0.06%        30.05%
              2002                                       2,899        4.99           14,471      1.30%        --        -27.45%
              2001                                       4,341        6.88           29,859      1.30%      0.07%       -25.70%
              2000                                       4,225        9.26           39,108      1.30%      0.70%        -7.43%
              1999                                          --          --               --        --         --            --
Janus Aspen Worldwide Growth Portfolio
  Institutional Shares(4)
              2003                                       4,754     $  6.30     $     29,931      1.30%      1.07%        22.41%
              2002                                       5,223        5.14           26,865      1.30%      0.99%       -26.45%
              2001                                       9,225        6.99           64,516      1.30%      0.49%       -23.43%
              2000                                       9,247        9.13           84,451      1.30%      1.10%        -8.67%
              1999                                          --          --               --        --         --            --
MFS Emerging Growth Series Initial Class(4)
              2003                                       3,156     $  5.12     $ $   16,152      1.30%        --         28.56%
              2002                                       3,714        3.98           14,783      1.30%        --        -34.61%
              2001                                       5,528        6.09           33,647      1.30%        --        -34.34%
              2000                                       5,397        9.27           50,036      1.30%        --         -7.30%
              1999                                          --          --               --        --         --            --
MFS Investors Trust Series Initial Class
              2003                                       4,090     $ 10.43     $     42,664      1.30%      0.58%        20.59%
              2002                                       4,156        8.65           35,949      1.30%      0.63%       -21.97%
              2001                                       4,533       11.09           50,255      1.30%      0.50%       -17.03%
              2000                                       7,037       13.36           94,034      1.30%      0.55%        -1.43%
              1999                                      11,618       13.56          157,484      1.30%      0.39%         5.33%


                                                                            ----
FINANCIAL STATEMENTS                                                        B-43
                                                                            ----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)


                                                                                                          Investment
                                                                         Net Assets            Expense      Income      Total
                                                       Units      Unit Value    In whole $     Ratio(1)    Ratio(3)    Return(2)
                                                       -----      ----------    ----------     --------   ----------   ---------
7 YEAR ENHANCED DEATH
   BENEFIT RIDER

MFS New Discovery Series Initial Class(4)
              2003                                       9,456     $  8.84     $     83,567      1.30%        --         32.01%
              2002                                       7,032        6.69           47,077      1.30%        --        -32.51%
              2001                                       1,658        9.92           16,442      1.30%        --         -6.24%
              2000                                         715       10.58            7,560      1.30%        --          5.80%
              1999                                          --          --               --        --         --            --
MFS Research Series Initial Class(4)
              2003                                          --     $    --     $         --        --         --            --
              2002                                         500        5.61            2,804      1.30%      0.63%       -25.43%
              2001                                         681        7.52            5,120      1.30%      0.02%       -22.26%
              2000                                         681        9.68            6,589      1.30%        --         -3.24%
              1999                                          --          --               --        --         --            --
M FS Total Return Series Initial Class(4)
              2003                                      16,168     $ 11.94     $    193,072      1.30%      1.47%        14.84%
              2002                                      14,160       10.40          147,247      1.30%      1.76%        -6.38%
              2001                                      14,992       11.11          166,520      1.30%      0.75%        -1.03%
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --
Van Kampen Life Investment Trust Growth &
  Income Portfolio Class II(4)
              2003                                       4,766     $ 10.37     $     49,446      1.30%      0.60%        26.05%
              2002                                       1,255        8.23           10,334      1.30%        --        -17.69%
              2001                                          --          --               --        --         --            --
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --
Van Kampen Life Investment Trust Government
  Portfolio Class II(4)
              2003                                      13,211     $ 10.64     $    140,527      1.30%      5.57%         0.19%
              2002                                      12,869       10.62          136,627      1.30%        --          6.17%
              2001                                          --          --               --        --         --            --
              2000                                          --          --               --        --         --            --
              1999                                          --          --               --        --         --            --

(1) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(2) Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including charges in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any reporting period.

(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized for a product designed in the initial year units were purchased.

(4)   Portfolio commenced operations on June 1, 2000.
(5)   Portfolio commenced operations on May 1, 2002.
(6)   No contracts with this rider investing in this investment division.


----
B-44                                                       FINANCIAL STATEMENTS
----

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
OF THE GUARDIAN SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

To the Board of Directors of
Guardian Insurance & Annuity Company, Inc.
and the Contract Owners of The Guardian Separate Account A

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian VC 500 Index, Guardian VC Asset Allocation, Guardian VC High Yield Bond, Guardian Bond, Guardian Cash, Gabelli Capital Asset, Baillie Gifford International, Baillie Gifford Emerging Markets, Guardian Small Cap Stock, Value Line Centurion, Value Line Strategic Asset Management, AIM V.I. Capital Appreciation Series I, AIM V.I. Global Utilities Series I, AIM V.I. Premier Equity Series I, AllianceBernstein Growth & Income Class B, AllianceBernstein Premier Growth Class B, AllianceBernstein Technology Class B, AllianceBernstein Value Class B, Davis Financial, Davis Real Estate, Davis Value, Fidelity VIP Contrafund Service Class, Fidelity VIP Equity-Income Service Class, Fidelity VIP Growth Opportunities Service Class, Fidelity VIP Mid Cap Service Class, Templeton Growth Securities Class 2, Janus Aspen Mid Cap Growth Institutional, Janus Aspen Capital Appreciation Institutional, Janus Aspen Growth Institutional, Janus Aspen Worldwide Growth Institutional, MFS Emerging Growth Initial Class, MFS Investors Trust Initial Class, MFS New Discovery Initial Class, MFS Research Initial Class, MFS Total Return Initial Class, Van Kampen Life Investment Trust Growth & Income Class II and Van Kampen Life Investment Trust Government Class II investment divisions (constituting The Guardian Separate Account A) at December 31, 2003, the results of each of their operations for the year then ended and the changes in each of their net assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying funds owned at December 31, 2003 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


March 26, 2004

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

                                                                                December 31,
                                                                           ---------------------
                                                                                2003        2002
                                                                           ---------   ---------
                                                                               (In millions)
Assets:
Bonds, available for sale at fair value
   (amortized cost $1,597.0 million; $1,021.9 million, respectively) ...   $ 1,663.8   $ 1,062.7
Affiliated mutual funds, at fair value (amortized cost $25.1 million;
   $24.8 million, respectively) ........................................        31.8        23.9
Policy loans ...........................................................        84.2        87.8
Cash and cash equivalents ..............................................       295.4       108.6
Other invested assets ..................................................         1.3         1.4
                                                                           ---------   ---------
Total invested assets ..................................................     2,076.5     1,284.4
                                                                           ---------   ---------
Deferred policy acquisition costs ......................................       321.1       319.8
Deferred software costs ................................................         0.8        13.7
Amounts receivable from reinsurers .....................................        30.8        32.4
Investment income due and accrued ......................................        26.8        17.7
Other assets ...........................................................        61.8        10.4
Federal income taxes recoverable .......................................        11.9        36.6
Accounts receivable ....................................................        28.0        29.5
Separate account assets ................................................     7,731.5     7,155.5
                                                                           ---------   ---------
Total Assets ...........................................................   $10,289.2   $ 8,900.0
                                                                           =========   =========
Liabilities:
Future policy benefits and other policyholder liabilities ..............   $ 1,849.3   $ 1,119.3
Due to parent and affiliated mutual funds ..............................        36.3        47.8
Deferred federal income taxes, net .....................................        91.1        85.1
Accrued expenses and other liabilities .................................       159.2       100.7
Separate account liabilities ...........................................     7,665.6     7,094.7
                                                                           ---------   ---------
Total Liabilities ......................................................     9,801.5     8,447.6
                                                                           ---------   ---------
Stockholder's equity:
Common stock, $125 par value, 20,000 shares authorized,
   issued and outstanding ..............................................         2.5         2.5
Additional paid-in capital .............................................       181.9       161.9
Retained earnings ......................................................       279.8       276.1
Accumulated other comprehensive income, net of deferred taxes ..........        23.5        11.9
                                                                           ---------   ---------
Total Stockholder's Equity .............................................       487.7       452.4
                                                                           ---------   ---------
Total Liabilities & Stockholder's Equity ...............................   $10,289.2   $ 8,900.0
                                                                           =========   =========

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                                   For the Years Ended December 31,
                                                                -------------------------------------

                                                                  2003           2002           2001
                                                                ------         ------         ------
                                                                           (In millions)
Revenues
   Premiums ..............................................      $ 10.8         $ 12.2         $ 13.0
   Net investment income .................................        84.6           60.1           48.0
   Net realized gains (losses) on investments ............         1.1          (20.7)          (0.1)
   Income from brokerage operations ......................        23.3           28.3           26.0
   Administrative service fees ...........................       200.2          203.0          230.5
   Other (expense) income ................................       (11.5)          (6.0)           9.2
                                                                ------         ------         ------
Total revenues ...........................................       308.5          276.9          326.6
                                                                ------         ------         ------

Benefits and expenses
   Policyholder benefits .................................        86.2           52.6           58.9
   Amortization of deferred policy acquisition costs .....        78.1           78.5           75.7
   Amortization of deferred software costs ...............         0.8            8.4            7.0
   Other operating costs and expenses ....................       153.4          272.4          247.6
                                                                ------         ------         ------
Total benefits and expenses ..............................       318.5          411.9          389.2
                                                                ------         ------         ------

(Loss) before income taxes ...............................       (10.0)        (135.0)         (62.6)
                                                                ------         ------         ------
Federal income taxes
   Current benefit .......................................       (13.5)         (31.4)         (10.2)
   Deferred benefit ......................................        (0.2)         (26.5)         (23.8)
                                                                ------         ------         ------

Total federal income taxes ...............................       (13.7)         (57.9)         (34.0)
                                                                ------         ------         ------

Net income (loss) ........................................         3.7          (77.1)         (28.6)

Other comprehensive income (loss), net of income tax:
   Change in unrealized investment gains (losses), net ...        11.6            8.4           (2.8)
                                                                ------         ------         ------

Comprehensive income (loss) ..............................      $ 15.3         $(68.7)        $(31.4)
                                                                ======         ======         ======

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                          For the Years Ended December 31,
                                                          --------------------------------
                                                             2003        2002         2001
                                                          -------     -------      -------
                                                                   (In millions)
Common stock at par value, beginning of year ........     $   2.5     $   2.5      $   2.5
                                                          -------     -------      -------
Common stock at par value, end of year ..............         2.5         2.5          2.5
                                                          -------     -------      -------
Capital in excess of par value, beginning of year ...       161.9       136.9        136.9
Capital contribution ................................        20.0        25.0           --
                                                          -------     -------      -------
Capital in excess of par value, end of year .........       181.9       161.9        136.9
                                                          -------     -------      -------

Retained earnings, beginning of year ................       276.1       353.2        431.7
Net income (loss) ...................................         3.7       (77.1)       (28.6)
Dividends to parent .................................          --          --        (49.9)
                                                          -------     -------      -------
Retained earnings, end of year ......................       279.8       276.1        353.2
                                                          -------     -------      -------

Accumulated other comprehensive income,
   net of deferred taxes, beginning of year .........        11.9         3.5          6.3
Change in unrealized investment gains (losses),
   net of deferred taxes ............................        11.6         8.4         (2.8)
                                                          -------     -------      -------
Accumulated other comprehensive income,
   net of deferred taxes, end of year ...............        23.5        11.9          3.5
                                                          -------     -------      -------

Total stockholder's equity, end of year .............     $ 487.7     $ 452.4      $ 496.1
                                                          =======     =======      =======

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   For the Years Ended December 31,
                                                                 ------------------------------------
                                                                     2003          2002          2001
                                                                 --------      --------      --------
                                                                            (In millions)
Operating activities
Net income (loss) ..........................................     $    3.7      $  (77.1)     $  (28.6)
Adjustments to reconcile net (loss) income to net
  cash used in operating activities:
    Changes in
      Deferred policy acquisition costs ....................         (1.3)         83.2          19.7
      Deferred software costs ..............................          0.9           5.7          12.7
      Amounts receivable from reinsurers ...................          1.6           4.2          21.5
      Investment income due and accrued ....................         (9.1)         (5.1)         (3.1)
      Other assets .........................................        (51.4)         (2.9)          0.4
      Federal income taxes recoverable .....................         24.7         (16.5)         (8.2)
      Accounts receivable ..................................          1.5          (4.4)          8.8
      Separate accounts, net ...............................         (5.1)          1.6          (3.0)
      Future policy benefits and policyholder liabilities ..         60.2         (24.4)        (25.8)
      Due to parent and affiliated mutual funds ............        (11.5)         (6.5)         (3.1)
      Deferred federal income taxes, net ...................          6.0         (21.8)        (19.3)
      Accrued expenses and other liabilities ...............         58.5          (1.8)        (25.2)
      Net realized (gains) losses on investments ...........         (1.1)         20.7           0.1
      Other ................................................          3.6           3.4          (3.7)
                                                                 --------      --------      --------
      Net cash provided by (used in) operating activities ..         81.2         (41.7)        (56.8)
                                                                 --------      --------      --------
Investment activities
  Proceeds from investments sold or matured
    Bonds ..................................................        175.2         172.9         461.5
    Affiliated mutual funds ................................           --          14.4          23.4
    Redemption of seed investments .........................           --            --          32.8
    Other items, net .......................................          0.1            --            --
  Investments purchased
    Bonds ..................................................       (764.7)       (567.1)       (583.0)
    Affiliated mutual funds ................................         (4.4)         (4.2)        (10.0)
    Other items, net .......................................         (3.5)         (0.4)         (1.0)
                                                                 --------      --------      --------
      Net cash used in investing activities ................       (597.3)       (384.4)        (76.3)
                                                                 --------      --------      --------
Financing activities
  Additions to policyholder contract deposits ..............        838.2         541.0         245.9
  Withdrawals from policyholder contract deposits ..........       (168.4)        (86.4)        (72.5)
  Capital contribution .....................................         20.0          25.0            --
  Dividends to parent ......................................           --            --         (49.9)
  Other items ..............................................         13.1           1.4          (5.0)
                                                                 --------      --------      --------
    Net cash provided by financing activities ..............        702.9         481.0         118.5
                                                                 --------      --------      --------
Net increase (decrease) in cash ............................        186.8          54.9         (14.6)
Cash and cash equivalents, at beginning of year ............        108.6          53.7          68.3
                                                                 --------      --------      --------
Cash and cash equivalents, at end of year ..................     $  295.4      $  108.6      $   53.7
                                                                 ========      ========      ========
Supplemental disclosure:
  Federal income taxes recovered ...........................     $  (38.0)     $  (15.6)     $   (1.9)
                                                                 ========      ========      ========

See notes to consolidated financial statements.

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 2003

NOTE 1 -- ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLC (PAS) or other broker dealer firms that have entered into sales agreements with GIAC. The Company's general agency distribution system is used for the sale of other products and policies. In October of 2002, the Company and The Guardian discontinued selling new Group Pension business but will continue servicing existing planholders.

      PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (GIS) (formerly Guardian Investor Service Corporation).

      GIS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GIS is the distributor and underwriter for GIAC's variable products, and is the investment advisor to certain mutual funds sponsored by GIAC, which are investment options for the variable products.

      The Company, in agreement with Baillie Gifford Overseas Ltd., has an interest in a company - Guardian Baillie Gifford Ltd. (GBG) - that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

      The Company has established seventeen insurance separate accounts primarily to support the variable annuity and life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefit plans of The Guardian.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation: The accompanying consolidated financial statements include the accounts of GIAC and its majority-owned subsidiaries. These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Intercompany balances and transactions have been eliminated.

      Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and assumptions. The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      Investments:

      Bonds and affiliated mutual funds are classified as available for sale and are carried at estimated fair value. Changes in unrealized gains and losses are recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated other comprehensive income". The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the value of the security has been less than cost; financial condition of the issuer; the near term prospects for recovery of the market value of a security; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Other-than-temporary declines in the fair value of investments in bonds and affiliated mutual funds are recorded in "Net realized gains (losses) on investments".

      Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

      Cash and cash equivalents include cash on hand and highly liquid debt instruments purchased with an original maturity of three months or less.

      Securities purchased under agreements to resell and securities sold under agreements to repurchase -- The Company has entered into securities lending arrangements whereby certain securities are loaned, primarily with major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities.

      Net investment income: Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made. Net investment income is reduced by investment management expenses and costs associated with securities lending.

      Net realized gains (losses) on investments: Net realized gains (losses) on investments are computed using the specific identification method. Costs of bonds and affiliated mutual funds are adjusted for impairments considered other-than-temporary and provisions for losses on investments are included in "Net Realized gains (losses) on investments."

      Deferred software costs: Deferred software costs include the costs of computer software developed or obtained for internal use, which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. Capitalized internal use software is amortized on a straight-line basis over the estimated useful life of the software, not to exceed three years.

      Deferred policy acquisition costs: Deferred policy acquisition costs are costs of acquiring new or renewal business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new or renewal business, and are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income".

      For variable life and annuity investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, using a reversion to the mean approach of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The average rate of assumed gross investment yield used in estimating expected gross profits was 6.56% to 7.00% at December 31, 2003. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods are for the estimated life of the policy.

      Separate account assets and liabilities: Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain separate account products. The investment results of separate accounts are reflected in separate account liabilities. The amounts provided by the Company to establish separate account investment portfolios (seed money) are not included in separate account liabilities.

      Pursuant to an agreement with the New York State Insurance Department, the Company maintains assets in each of its separate accounts for the mortality risk associated with contracts in the annuity payout phase. Such accounts are referred to as the Annuity Mortality Fluctuation Fund (AMFF), and are in the cash subdivisions of the separate accounts. The AMFF balance was $60.1 million and $56.3 million at December 31, 2003 and 2002.

      Future policy benefits and other policyholder liabilities: The methods and assumptions used to establish the Company's reserve for future policy benefits and other policyholder liabilities are disclosed in Note 5.

      Insurance revenue and expense recognition: Insurance revenue and expenses consist of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Revenues for variable life and for individual and group variable annuity products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Certain annuity contracts provide the holder a guarantee that the benefit received upon death will be no less than a minimum prescribed amount that is based upon net deposits to the contract, or the highest historical account value on a contract anniversary. The Company bears the risk that protracted under-performance of the financial markets could result in guaranteed minimum death benefits being higher than what accumulated policyholder account balances would support. At December 31, 2003 and 2002, the Company maintained reserves of $6.8 million and $12.7 million, respectively, representing the Company's estimate of the extent to which guaranteed minimum death benefits exceed the accumulated policyholder account balances. The determination of this liability is based on models, which involve numerous estimates, and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rate and mortality experience.

      Federal income taxes: The provision for federal income taxes is based on income currently taxable, as well as deferred taxes on income earned. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based upon the difference between financial statement carrying amounts and the income tax basis of assets and liabilities using enacted income tax rates and laws.

      Statutory accounting: In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles (Codification) guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting effective January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      The Delaware Insurance Department has adopted the Codification guidance, effective January 1, 2001. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds (surplus) by $.8 million as of January 1, 2001. Included in this total adjustment is an increase in unassigned funds of approximately $4.0 million related to cost of collection and a decrease in unassigned funds of approximately $3.6 million related to net deferred tax liabilities, a decrease in unassigned funds of $1.2 million related to premiums deferred and uncollected, and an increase in non-admitted assets.

      Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (STAT) primarily because: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve
(AVR) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (IMR) and amortized into investment income over the remaining life of the investment sold;
5) bonds are carried principally at amortized cost; 6) annuity and certain insurance premiums are recognized as premium income; 7) deferred federal income taxes are provided for temporary differences between tax and book assets and liabilities as they are under GAAP except for deferred tax assets, which are admitted assets only if they are recoverable within one year. Non-admitted deferred tax assets are recorded in surplus. Changes in deferred tax balances are recorded in surplus; 8) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as financing transactions under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 9) certain "non-admitted assets" must be excluded under statutory reporting through a charge to surplus and 10) investments in common stock of the Company's wholly-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in income only when dividends are declared. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 10.

      Recent accounting pronouncements: In August 2001, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 144 (SFAS No. 144), "Accounting for the Impairment or Disposal of Long-Lived Assets." SFAS No. 144 eliminated the requirement that discontinued operations be measured at net realizable value or that entities include losses that have not yet occurred. SFAS No. 144 eliminated the requirement of consolidation for a subsidiary for which control is likely to be temporary. SFAS No. 144 requires that long-lived assets that are to be disposed of by sale be measured at the lower of book value or fair value less cost to sell. An impairment for assets that are not to be disposed of is recognized only if the carrying amounts of long-lived assets are not recoverable and exceed their fair values. Additionally, SFAS No. 144 expands the scope of discontinued operations to include all components of an entity with operations and cash flows that (1) can be distinguished from the rest of the entity and (2) will be eliminated from the ongoing operations of the entity in a disposal transaction. SFAS No. 144 is effective for financial statements issued for fiscal years beginning after December 15, 2001 and, generally, its provisions are to be applied prospectively. The Company has adopted SFAS No. 144 prospectively as of January 1, 2002. The implementation of SFAS 144 had no material impact on the Company.

      In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities." SFAS No. 146 provides guidance related to accounting for costs associated with disposal activities covered by SFAS No. 144 or with exit or restructuring activities previously covered by Emerging Issues Task Force No. 94-3, "Liability Recognition for Certain Costs Incurred in a Restructuring." SFAS No. 146 requires that costs related to exiting an activity or to a restructuring not be recognized until the liability is incurred. The Company has adopted SFAS No. 146 prospectively for exit or disposal activities initiated after December 31, 2002. The implementation of SFAS 146 had no material impact on the Company.

      In November 2002, the FASB issued Interpretation (FIN) No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others." FIN No. 45 expands existing accounting guidance and disclosure requirements for certain guarantees and requires the recognition of a liability for the fair value of certain types of guarantees issued or modified after December 31, 2002. The January 1, 2003 adoption of the Interpretation's guidance did not have a material effect on the Company's financial position.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities." FIN No. 46 addresses whether certain types of entities, referred to as variable interest entities (VIEs), should be consolidated in a company's financial statements. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns), or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. An entity should consolidate a VIE if it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. The FASB has deferred adoption of FIN 46 for nonpublic entities from the previous effective date of 2003. The Company will adopt the Interpretation for relationships with VIEs that begin after December 31, 2003. The Company will implement the consolidation guidance by December 31, 2005 for VIEs with which the Company became involved prior to January 1, 2004. The Company is in the process of determining the impact of the consolidation guidance, however, management does not believe that the implementation of FIN 46 will have a material effect on the Company's consolidated financial position.

      In April 2003, the FASB issued Statement No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments." Implementation Issue No. B36 indicates that a modified coinsurance arrangement (MODCO) and coinsurance with funds withheld (CFW) arrangements in which funds are withheld by the ceding insurer with interest paid to the assuming insurer based on the ceding company's return on certain of its investments, generally contains an embedded derivative feature that is not clearly and closely related to the host contract and should be bifurcated in accordance with the provisions of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." As permitted by SFAS No. 133, all contracts entered into prior to January 1, 1999 and not significantly modified since that date are exempt from the embedded derivative provisions of SFAS No. 133. Upon adoption, companies that have ceded insurance under existing MODCO or CFW arrangements may reclassify securities from the held-to-maturity and available-for-sale categories into the trading category without calling into question the intent of those companies to hold debt securities to maturity in the future. Those "taint-free" reclassifications are limited to the amount and type of securities related to the MODCO or CFW arrangements containing embedded derivatives. The Company adopted Implementation Issue No. B36 on October 1, 2003 and determined that the fair value of the applicable embedded derivatives was $0. Therefore, no cumulative effect of a change in accounting principle was recorded. Prospectively, the Company will record changes in fair value of the applicable embedded derivatives in net income. The Company determined that the fair value of applicable embedded derivatives was $0 at December 31, 2003. The Company did not reclassify any securities from available for sale to trading upon adoption of Implementation Issue No. B36.

      In July 2003, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." AcSEC has developed the SOP to address the evolution of product designs since the issuance of SFAS No. 60, "Accounting and Reporting by Insurance Enterprises," and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" and the need for interpretive guidance to be developed in three areas: separate account presentation and valuation; the accounting recognition given sales inducements (bonus interest, bonus credits, persistency bonuses); and the classification and valuation of certain long-duration contract liabilities.

      The most significant accounting implications of the SOP are as follows:
(1) reporting and measuring assets and liabilities of separate account products as general account assets and liabilities when specified criteria are not met;
(2) reporting and measuring seed money in separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; (3) capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs, but immediately expensing those sales inducements accrued or credited if such criteria are not met; (4) recognizing contractholder liabilities for: (a) modified guaranteed (market value adjusted) annuities at accreted balances that

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

do not include the then current market value surrender adjustment, (b) two-tier annuities at the lower (non-annuitization) tier account value, (c) persistency bonuses at amounts that are not reduced for expected forfeitures and (d) group pension participating and similar general account "pass through" contracts that are not accounted for under SFAS No. 133 at amounts based on the fair value of the assets or index that determines the investment return pass through; (5) establishing an additional liability for guaranteed minimum death and similar mortality and morbidity benefits only for contracts determined to have mortality and morbidity risk that is other than nominal and when the risk charges made for a period are not proportionate to the risk borne during that period; and (6) for contracts containing an annuitization benefits contract feature, if such contract feature is not accounted for under the provisions of SFAS No. 133 establishing an additional liability for the contract feature if the present value of expected annuitization payments at the expected annuitization date exceeds the expected account balance at the expected annuitization date.

      The provisions of the SOP are effective for fiscal years beginning after December 15, 2003, and, as such, the Company will adopt the SOP effective January 1, 2004. The effect of initially adopting this SOP will be reported as a cumulative effect of a change in accounting principle. The Company has completed an assessment of the impact of the SOP on its operations and management does not believe that the implementation of the SOP will have a material effect on the Company's consolidated financial position.

      In November 2003, Emerging Issues Task Force reached a consensus on EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1), requiring additional disclosures to be included in companies financial statements for fiscal years ending after December 15, 2003. For marketable securities covered by FAS No. 115 "Accounting for Certain Investments in Debt and Equity Securities", disclosures should include quantitative and qualitative information as of the latest balance sheet date, by investment type, about the aggregate amount of unrealized losses and the aggregate fair value of investments with unrealized losses. These disclosure requirements have been incorporated in Note 3.

      Reclassifications: Certain amounts in prior years have been reclassified to conform to the current year presentation.

NOTE 3 -- INVESTMENTS

      Securities: Market values of bonds and affiliated mutual funds are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, management estimates fair value by using adjusted market prices for like securities.

      The cost and estimated fair values of investments by major investment category as of December 31, 2003 and 2002 are as follows:

                                                                         December 31, 2003
                                                                           (In millions)
                                                 ----------------------------------------------------------------
                                                                               Gross                    Estimated
                                                    Amortized                Unrealized                      Fair
                                                         Cost            Gains          (Losses)            Value
                                                 ------------      -----------      ------------      -----------
U.S. government .............................    $        4.0      $       0.4      $        --       $       4.4
All other government ........................            21.9              0.9               --              22.8
States, territories, and possessions ........            11.5               --               --              11.5
Political subdivisions of states,
   territories, and possessions .............            10.4               --             (0.2)             10.2
Special revenue .............................            56.2              0.3             (0.4)             56.1
Public utilities ............................           138.1              5.6             (0.1)            143.6
Industrial and miscellaneous ................         1,354.9             63.1             (2.8)          1,415.2
                                                 ------------      -----------      ------------      -----------
Total Bonds .................................    $    1,597.0      $      70.3      $      (3.5)      $   1,663.8
                                                 ============      ===========      ============      ===========
Affiliated mutual funds .....................    $       25.1      $       8.4      $      (1.7)            $31.8
                                                 ============      ===========      ============      ===========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

                                                                               December 31, 2002
                                                                                 (In millions)
                                                       ----------------------------------------------------------------
                                                                                     Gross                    Estimated
                                                          Amortized                Unrealized                      Fair
                                                               Cost            Gains          (Losses)            Value
                                                       ------------      -----------      ------------      -----------
U.S. government ..................................     $        4.0      $       0.6      $        --       $       4.6
All other government .............................             11.6              0.7               --              12.3
States, territories, and possessions .............               --               --               --                --
Political subdivisions of states, territories,
   and possessions ...............................              2.0              0.1               --               2.1
Special revenue ..................................             20.7              1.0               --              21.7
Public utilities .................................            107.0              3.7             (1.1)            109.6
Industrial and miscellaneous .....................            876.6             42.1             (6.3)            912.4
                                                       ------------      -----------      -----------       -----------
Total Bonds ......................................     $    1,021.9      $      48.2      $      (7.4)      $   1,062.7
                                                       ============      ===========      ===========       ===========
Affiliated mutual funds ..........................     $       24.8      $       2.3      $      (3.2)      $      23.9
                                                       ============      ===========      ===========       ===========

      The amortized cost and estimated fair value of bonds as of December 31, 2003 and 2002 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.


                                                                       December 31, 2003
                                                                         (In millions)
                                                                 ------------------------------
                                                                                      Estimated
                                                                    Amortized              Fair
                                                                         Cost             Value
                                                                 ------------       -----------
Due in one year or less ...................................      $      231.5       $     233.9
Due after one year through five years .....................             955.5           1,004.3
Due after five years through ten years ....................             256.9             268.9
Due after ten years .......................................              59.5              61.9
Sinking fund bonds, mortgage backed securities and
   asset backed securities ................................              93.6              94.8
                                                                 ------------       -----------
Total .....................................................      $    1,597.0       $   1,663.8
                                                                 ============       ===========

                                                                       December 31, 2002
                                                                         (In millions)
                                                                 ------------------------------
                                                                                      Estimated
                                                                    Amortized              Fair
                                                                         Cost             Value
                                                                 ------------       -----------
Due in one year or less ...................................      $       60.0       $      60.5
Due after one year through five years .....................             661.9             688.4
Due after five years through ten years ....................             215.8             225.2
Due after ten years .......................................              31.9              33.7
Sinking fund bonds, mortgage backed securities and
   asset backed securities ................................              52.3              54.9
                                                                 ------------       -----------
Total .....................................................      $    1,021.9       $   1,062.7
                                                                 ============       ===========

     Proceeds from sales of investments in bonds amounted to $175.2 million, $172.9 million and $461.5 million in 2003, 2002 and 2001, respectively. Gross gains of $2.0 million, $2.3 million and $1.6 million and gross losses of $0.4 million, $5.8 million and $1.2 million were realized on sales and prepayments of bonds in 2003, 2002 and 2001, respectively.

     Proceeds from sales of investments in affiliated mutual funds amounted to $0.0 million, $14.4 million and $23.4 million in 2003, 2002 and 2001, respectively. Gross gains of $0.0 million, $0.0 million and $5.2 million and gross losses of $0.0 million, $0.0 million and $0.0 million were realized on sales of affiliated mutual funds in 2003, 2002 and 2001, respectively.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

     Unrealized losses: The Company's investments' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003 and 2002, are shown below:

                                                                         December 31, 2003
                                     ---------------------------------------------------------------------------------------
                                        Less than 12 months             12 months or more                    Total
                                     -------------------------      -------------------------      -------------------------
                                        Fair        Unrealized         Fair        Unrealized         Fair        Unrealized
                                        Value         Losses           Value         Losses           Value         Losses
                                     ----------     ----------      ----------     ----------      ----------     ----------
U.S. government ................     $      0.4     $       --      $       --     $       --      $      0.4     $       --
All other government ...........             --             --              --             --              --             --
States, territories, and
   possessions .................           11.5             --              --             --            11.5             --
Political subdivisions of
   states, territories, and
   possessions .................            8.2           (0.2)             --             --             8.2           (0.2)
Special revenue ................           35.8           (0.4)             --             --            35.8           (0.4)
Public utilities ...............            6.4           (0.1)            2.9             --             9.3           (0.1)
Industrial and miscellaneous ...          153.5           (2.2)            8.5           (0.6)          162.0           (2.8)
                                     ----------     ----------      ----------     ----------      ----------     ----------
Total debt securities ..........     $    215.8     $     (2.9)     $     11.4     $     (0.6)     $    227.2     $     (3.5)
Affiliated mutual funds ........             --             --             6.0           (1.7)            6.0           (1.7)
                                     ----------     ----------      ----------     ----------      ----------     ----------
Total temporarily impaired
   securities ..................     $    215.8     $     (2.9)     $     17.4     $     (2.3)     $    233.2     $     (5.2)
                                     ==========     ==========      ==========     ==========      ==========     ==========

                                                                         December 31, 2002
                                     ---------------------------------------------------------------------------------------
                                        Less than 12 months             12 months or more                    Total
                                     -------------------------      -------------------------      -------------------------
                                        Fair        Unrealized         Fair        Unrealized         Fair        Unrealized
                                        Value         Losses           Value         Losses           Value         Losses
                                     ----------     ----------      ----------     ----------      ----------     ----------
U.S. government ................     $       --     $       --      $       --     $       --      $       --     $       --
All other government ...........             --             --              --             --              --             --
States, territories, and
   possessions .................             --             --              --             --              --             --
Political subdivisions of
   states, territories, and
   possessions .................             --             --              --             --              --             --
Special revenue ................             --             --              --             --              --             --
Public utilities ...............           13.3           (0.8)            0.7           (0.3)           14.0           (1.1)
Industrial and miscellaneous ...           95.3           (5.6)           12.8           (0.7)          108.1           (6.3)
                                     ----------     ----------      ----------     ----------      ----------     ----------
Total debt securities ..........     $    108.6     $     (6.4)     $     13.5     $     (1.0)     $    122.1     $     (7.4)
Affiliated mutual funds ........             --             --             5.9           (3.2)            5.9           (3.2)
                                     ----------     ----------      ----------     ----------      ----------     ----------
Total temporarily impaired
   securities ..................     $    108.6     $     (6.4)     $     19.4     $     (4.2)     $    128.0     $    (10.6)
                                     ==========     ==========      ==========     ==========      ==========     ==========

      The Company's investment portfolio includes individual securities, which are in an unrealized loss position and have not been recognized as other than temporary impairments. There were 8 securities in an unrealized loss position for greater than 12 months with a book value of $12.0 million and a fair value of $11.4 million as of December 31, 2003. There were 8 securities in an unrealized loss position for greater than 12 months with a book value of $14.5 million and a fair value of $ 13.5 million as of December 31, 2002.

      The Company's investment portfolio includes affiliated mutual funds, which are in an unrealized loss position and have not been recognized as other than temporary impairments. There were 4 funds in an unrealized loss position for greater than 12 months with a book value of $7.7 million and a fair value of $6.0 million as of December 31, 2003. There

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

were 5 funds in an unrealized loss position for greater than 12 months with a book value of $9.1 million and a fair value of $5.9 million as of December 31, 2002.

      In reaching the conclusion that these impairments are not other-than temporary, management considered many factors including: duration and severity of impairment, cash flow, investment sector stability, credit worthiness, financial condition of issuer, and intent and ability to hold to allow for recovery in value.

      Special Deposits: Assets of $4.2 million, $4.1 million and $4.0 million at December 31, 2003, 2002 and 2001, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in "Bonds" in the consolidated balance sheets.

      Repurchase Agreements: The Company has entered into repurchase agreements whereby securities will be resold at a specified date and price. Assets of $132.4 million and $93.9 million are included in the Consolidated Balance Sheets as cash and cash equivalents as of December 31, 2003 and 2002, respectively, and are subject to repurchase.

      Investment Income and Investment Gains and Losses: The major categories of net investment income are summarized as follows:

                                                   For the Years Ended December 31,
                                                            (In millions)
                                                   ---------------------------------
                                                      2003         2002         2001
                                                   -------      -------      -------
Bonds ........................................     $  77.6      $  54.3      $  39.9
Affiliated mutual funds ......................         1.1          1.5          3.0
Mortgage loans ...............................         0.1          0.1           --
Policy loans .................................         4.4          4.5          4.6
Cash equivalents and short term investments ..         3.0          1.2          2.0
Other ........................................          --          0.1           --
                                                   -------      -------      -------
Gross investment income ......................        86.2         61.7         49.5
Less: Investment expenses ....................        (1.6)        (1.6)        (1.5)
                                                   -------      -------      -------
Net investment income ........................     $  84.6      $  60.1      $  48.0
                                                   =======      =======      =======

Net realized gains (losses) on investments were from the following sources:

                                                   For the Years Ended December 31,
                                                            (In millions)
                                                   ---------------------------------
                                                      2003         2002         2001
                                                   -------      -------      -------
Bonds ........................................     $   1.1      $ (20.4)     $  (1.6)
Affiliated mutual funds ......................          --           --          5.2
Separate account seed money ..................          --           --         (3.6)
Other ........................................          --         (0.3)        (0.1)
                                                   -------      -------      -------
Net realized gains (losses) on investment ....     $   1.1      $ (20.7)     $  (0.1)
                                                   =======      =======      =======

      Realized losses included $0.5 million, $16.9 million and $5.0 million for the years ended December 31, 2003, 2002 and 2001, respectively, of pre-tax valuation adjustments for declines in fair value of investments that were considered to be other-than-temporary.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      Accumulated Other Comprehensive Gain (Loss) Income: Accumulated other comprehensive gain (loss) income consists of net unrealized investment gains (losses) on securities available for sale. Changes in this amount include reclassification adjustments to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been a component of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, are as follows:

                                                                        December 31,
                                                                       (In millions)
                                                             ---------------------------------
                                                                2003         2002         2001
                                                             -------      -------      -------
Balance, beginning of year, net of tax .................     $  11.9      $   3.5      $   6.3
Changes in net unrealized investment gains
   (losses) attributable to:
      Investments arising during the period ............        30.7         28.1         12.9
      Reclassification adjustment for gains (losses)
         included in net income ........................         1.6         (0.8)        (4.5)
                                                             -------      -------      -------
Changes in net unrealized investment gains
   (losses), net of adjustment .........................        32.3         27.3          8.4
Impact of net unrealized investment gains
   (losses) on:
      Deferred federal income tax ......................        (6.2)        (4.9)        (4.5)
      Deferred policy acquisition costs ................       (14.5)       (14.0)        (6.7)
                                                             -------      -------      -------
Change in unrealized investment gains (losses),
   net of tax ..........................................        11.6          8.4         (2.8)
                                                             -------      -------      -------
Balance, end of year, net of tax .......................     $  23.5      $  11.9      $   3.5
                                                             =======      =======      =======

NOTE 4 -- DEFERRED POLICY ACQUISITION COSTS

      The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, 2003, 2002 and 2001 are summarized as follows:

                                                            December 31,
                                                            (In millions)
                                                  -----------------------------
                                                     2003       2002       2001
                                                  -------    -------    -------
Balance, beginning of year ...................    $ 319.8    $ 403.0    $ 422.7
Capitalization of deferrable expenses ........       94.1       81.5       31.5
Amortization .................................     (107.6)    (180.3)     (76.7)
Change in unrealized investment losses, net ..      (14.5)     (14.0)      (6.7)
Interest on DAC ..............................       29.3       29.6       32.2
                                                  -------    -------    -------
Balance, end of year .........................    $ 321.1    $ 319.8    $ 403.0
                                                  =======    =======    =======

      During 2003, the Company recorded $22.3 million of additional amortization reflecting lower estimates of expected profitability on certain variable annuity and life products primarily due to increased long term lapse rate assumptions.

      During 2002, the Company recorded $101.8 million of additional amortization reflecting lower estimates of expected profitability on certain variable annuity and life products due to decreased market returns and declines in asset value on which fees are based.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

NOTE 5 -- POLICYHOLDERS' LIABILITIES

      The balances of future policy benefits and policyholders' account balances for the years ended December 31, 2003 and 2002 are summarized as follows:

                                                             December 31,
                                                             (In millions)
                                                      --------------------------
                                                            2003            2002
                                                      ----------      ----------
Future Policy Benefits
   General Account
      Life insurance ...........................      $     16.3      $     18.2
                                                      ----------      ----------
      Annuities ................................           164.2            51.3
                                                      ----------      ----------
      Future policy benefits ...................           180.5            69.5
                                                      ----------      ----------

Policyholders' Account Balances
   General Account
      Individual annuities .....................         1,495.1           863.8
      Group annuities ..........................            89.1            99.1
      Variable life ............................            84.6            86.9
   Separate Account
      Individual annuities .....................         4,277.2         3,906.9
      Group annuities ..........................         2,878.2         2,760.2
      Variable life ............................           510.2           427.6
                                                      ----------      ----------
      Policyholders' account balances ..........         9,334.4         8,144.5
                                                      ----------      ----------
Total Policyholder Liabilities .................      $  9,514.9      $  8,214.0
                                                      ==========      ==========
Total General Account Liabilities ..............      $  1,849.3      $  1,119.3
                                                      ==========      ==========
Total Separate Account Liabilities .............      $  7,665.6      $  7,094.7
                                                      ==========      ==========

      The following table highlights the key assumptions generally utilized in calculating liabilities for future policy benefits:

Product                   Mortality                        Interest Rate     Estimation Method
-------------------------------------------------------------------------------------------------------------
Life insurance            Based on Company's               4.00%             Present value of future benefit
                          experience, established                            payments and related expenses,
                          at issue                                           less the present value of future
                                                                             net premiums

Individual, and           SA, 1971, 1983a, A2000           5.50%             Present value of expected future
immediate annuities.      mortality tables with certain                      payments based on historical
                          modifications                                      experience

      Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses and to recover any unamortized policy acquisition costs. The Company had no premium deficiency reserves as of December 31, 2003 and 2002.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. The carrying value approximates fair value.

      Certain contract provisions that determine the policyholder account balances are as follows:

                                          Credited Fixed
            Product                       Interest Rates      Withdrawal/Surrender Charges
--------------------------------------------------------------------------------------------------------
Individual annuities                      3.10% to 6.00%      Declining to zero over 4 to 7 years.
Group annuities                           3.00% to 7.10%      Contractually agreed upon rates, declining
                                                              to zero over a maximum of 9 years.
Variable life                             4.00% to 4.15%      Declining to zero over 10 to 15 years.

NOTE 6 -- REINSURANCE

      The Company has entered into cession agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceding reinsurance is used by the Company to limit its risk from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period.

      The Company has ceded coinsurance and modified coinsurance agreements with affiliated companies. Under these agreements, included in the consolidated statements of income and comprehensive income are $84.5 million, $96.5 million and $103.4 million of ceded premiums at December 31, 2003, 2002 and 2001, respectively.

      During 2001, the Company revised its estimate used in calculating DAC on intercompany reinsurance with affiliates. The result of this change in estimate is a charge to earnings of $45.0 million in 2001, which was reported as "Other operating costs and expenses" in the consolidated statements of income and comprehensive income.

NOTE 7 -- FEDERAL INCOME TAXES

      A consolidated federal income tax return is prepared for the following entities: The Guardian, Park Avenue Life Insurance Company, Guardian Asset Management Corp., Managed Dental Care of California, Managed Dental Care of Texas, Managed Dental Care of Missouri, Managed Dental Care of Maryland, Guardian Hanover Corp., Fiduciary Insurance Company of America, Innovative Underwriters Inc., GIAC and its subsidiaries, Guardian Trust Company, Dental Guard Preferred, Berkshire Life Insurance Company of America and First Commonwealth Inc. and its subsidiaries. The consolidated income tax liability is allocated among the members of the group according to a tax sharing agreement. In accordance with this tax sharing agreement, each member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses utilizable by the consolidated group. Estimated payments are made between the members of the group during the year.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      The income tax expense is different from the amount computed using the statutory federal tax rate of 35% for the following reasons:

                                               For the Years Ended December 31,
                                                      (In millions)
                                              ----------------------------------
                                                 2003         2002         2001
                                              -------      -------      -------
Expected taxes on pre-tax (loss) income . $ (3.5) $ (47.3) $ (21.9) Permanent adjustments:
   Dividends received deduction on
      separate accounts .................       (11.8)        (9.9)         1.0
   Overpayment of prior years in 2001 ...          --           --         (6.9)
   True-up of tax basis reserves ........          --           --         (5.3)
   True-up of deferred tax on bonds .....         1.8           --         (1.5)
   Write-off of software ................          --           --          1.5
   Foreign tax credit ...................        (0.4)          --         (0.2)
   Other ................................         0.2         (0.7)        (0.7)
                                              -------      -------      -------
Total income tax (benefit) expense ......     $ (13.7)     $ (57.9)     $ (34.0)
                                              =======      =======      =======

      The tax effect of temporary differences which give rise to deferred federal income tax assets and liabilities as of December 31, 2003 and 2002, are as follows:

                                                             December 31,
                                                             (In millions)
                                                      --------------------------
                                                         2003              2002
                                                      -------           -------
Deferred tax assets:
Separate account allowances .................         $  26.0           $  27.6
DAC Proxy ...................................            21.6              19.1
Capitalized software costs ..................             0.2                --
Other .......................................              --               2.0
                                                      -------           -------
Total deferred tax assets ...................            47.8              48.7
                                                      -------           -------
Deferred tax liabilities:
Deferred acquisition costs ..................           124.8             111.9
Capitalized software costs ..................              --               4.4
Reserves ....................................             2.7               7.8
Investments .................................             9.8               9.7
Other .......................................             1.6                --
                                                      -------           -------
Total deferred tax liabilities ..............           138.9             133.8
                                                      -------           -------
Net deferred tax liability ..................         $  91.1           $  85.1
                                                      =======           =======


      Management has concluded that the deferred income tax assets are more likely than not to be realized, therefore, no valuation allowance has been provided.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

NOTE 8 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

      The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values (for all other financial instruments presented in the table below, the carrying value approximates estimated fair value).

      Bonds and affiliated mutual funds: For bonds and affiliated mutual funds other than private placements, estimated fair value is based on quoted market prices or estimates from independent services. Fair value for private placements securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

      Policy loans: The estimated fair value of policy loans approximate the carrying amount since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

      Future policy benefits and policyholders' account balances: Future policy benefits estimated fair value are derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued.

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. Carrying value approximates fair value.

      The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2003 and 2002 are as follows (in millions):

                                             December 31, 2003            December 31, 2002
                                         ------------------------     ------------------------
                                         Carrying      Estimated       Carrying     Estimated
                                          Amount       Fair Value       Amount      Fair Value
                                         --------      ----------     ---------     ----------
Financial assets:
Bonds, available for sale ..........     $1,663.8      $  1,663.8     $ 1,062.7     $  1,062.7
Affiliated mutual funds ............         31.8            31.8          23.9           23.9
Policy loans .......................         84.2            84.2          87.8           87.8
Cash and cash equivalents ..........        295.4           295.4         108.6          108.6
Separate account assets ............      7,731.5         7,731.5       7,155.5        7,155.5

Financial liabilities:
Future policy benefits .............        180.5           180.5          69.5           69.5
Policyholders' account balances ....      9,334.4         9,334.4       8,144.5        8,144.5

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

NOTE 9 -- RELATED PARTY TRANSACTIONS

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $138.2 million in 2003, $169.0 million in 2002 and $188.2 million in 2001, and, in the opinion of management, were considered appropriate for the services rendered.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund.

      The separate account assets invested in affiliated mutual funds as of December 31, 2003 and 2002 are as follows (in millions):

                                                               December 31,
                                                         -----------------------
                                                               2003         2002
                                                         ----------   ----------
The Guardian Stock Fund ..............................   $  1,454.5   $  1,360.4
The Guardian VC 500 Index Fund .......................         61.1         33.8
The Guardian VC Allocation Fund ......................         23.1         14.3
The Guardian High Yield Bond Fund ....................         26.1         11.7
The Guardian Low Duration Bond Fund ..................          3.3         --
The Guardian Bond Fund ...............................        378.9        429.2
The Guardian Cash Fund ...............................        356.3        492.7
The Baillie Gifford International Fund ...............        194.2        163.8
The Baillie Gifford Emerging Markets Fund ............         55.3         33.2
The Guardian Small Cap Stock Fund ....................        184.5        124.7
The Guardian Park Avenue Fund ........................        237.5        239.9
The Guardian Park Avenue Small Cap Fund ..............         63.6         49.3
The Guardian Asset Allocation Fund ...................         34.2         32.3
The Guardian Baillie Gifford International Fund ......         10.4          9.2
The Guardian Baillie Gifford Emerging Markets Fund ...         27.5         17.1
The Guardian Investment Quality Bond Fund ............         54.9         69.7
The Guardian High Yield Bond Fund ....................          7.0          4.5
The Guardian Cash Management Fund ....................        248.9        340.5
                                                         ----------   ----------
                                                         $  3,421.3   $  3,426.3
                                                         ==========   ==========

      The Company maintains investments in affiliated mutual funds. These investments as of December 31, 2003 and 2002 are as follows (in millions):

                                                               December 31,
                                                          ----------------------
                                                               2003         2002
                                                          ---------    ---------
The Guardian Park Avenue Fund ........................    $     0.1    $     0.1
The Guardian Park Avenue Small Cap Fund ..............          2.6          1.8
The Guardian Small Cap Stock Fund ....................         17.1         11.9
The Guardian Asset Allocation Fund ...................          2.5          2.0
The Guardian Baillie Gifford International Fund ......          1.7          1.3
The Guardian Baillie Gifford Emerging Markets Fund ...          1.7          1.1
The Guardian Investment Quality Bond Fund ............          2.2          2.1
The Guardian High Yield Bond Fund ....................          1.8          1.5
The Guardian Cash Management Fund ....................          2.1          2.1
                                                          ---------    ---------
                                                          $    31.8    $    23.9
                                                          =========    =========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

NOTE 10 -- STATUTORY EQUITY AND INCOME

      Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits reserves using different actuarial and interest assumptions, limiting deferred taxes, and valuing securities on a different basis.

      The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities:

                                                        For the Years Ended December 31,
                                                                 (In millions)
                                                        ---------------------------------
                                                           2003         2002         2001
                                                        -------      -------      -------
Consolidated GAAP net income (loss) ...............     $   3.7      $ (77.1)     $ (28.6)
Adjustments to reconcile to statutory basis:
   Statutory net income of subsidiaries ...........         2.4          8.1          9.6
   Change in deferred policy acquisition costs ....       (15.8)        66.2          9.6
   Change in deferred software costs ..............          --           --          8.0
   Deferred premiums ..............................        (0.1)        (0.1)        (4.7)
   Re-estimation of future policy benefits ........        (1.6)       (13.4)        22.3
   Reinsurance ....................................        (3.8)        (3.8)        (3.8)
   Deferred federal income tax (benefits) expense .        (0.8)       (24.8)       (19.6)
   Amortization of interest maintenance reserve ...        (0.9)        (0.5)          --
   Transfer to interest maintenance reserve .......        (0.8)         3.3         (0.2)
   Other, net .....................................         5.0          2.5          1.1
                                                        -------      -------      -------
Statutory net loss ................................     $ (12.7)     $ (39.6)     $  (6.3)
                                                        =======      =======      =======

      The following reconciles the consolidated GAAP stockholder's equity of the Company to statutory capital and surplus as reported to the regulatory authorities:

                                                                      December 31,
                                                                      (In millions)
                                                             ---------------------------------
                                                                2003         2002         2001
                                                             -------      -------      -------
Consolidated GAAP stockholder's equity .................     $ 487.7      $ 452.4      $ 496.1
Add (deduct) cumulative effect of adjustments:
   Deferred policy acquisition costs ...................      (321.1)      (319.8)      (403.0)
   Defered software costs ..............................        (0.8)       (13.7)       (19.4)
   Asset valuation reserve .............................       (11.5)          --         (5.2)
   Re-estimation of future policy benefits .............       (47.0)       (57.0)       (49.1)
   Establishment of deferred income tax liability, net .        91.1         85.1        106.9
   Unrealized gains on investments .....................       (72.1)       (45.0)       (15.4)
   Separate account allowances .........................        60.3         71.8         77.3
   Other liabilities ...................................        24.5         22.6         23.5
   Deferred premiums ...................................         2.2          3.0          2.7
   Other, net ..........................................         9.1         10.7          6.4
                                                             -------      -------      -------
Statutory capital and surplus ..........................     $ 222.4      $ 210.1      $ 220.8
                                                             =======      =======      =======

                         Report of Independent Auditors

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003; in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


February 25, 2004

                         The Guardian Separate Account A

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a)   The following financial statements are included in Part B:

            (1)   The Guardian Separate Account A:


                  Statement of Assets and Liabilities as of December 31, 2003

                  Statement of Operations for the Year Ended December 31, 2003

                  Statements of Changes in Net Assets for the Two Years Ended December 31, 2003 and 2002


                  Notes to Financial Statements

                  Report of PricewaterhouseCoopers LLP, Independent Accountants

            (2)   The Guardian Insurance & Annuity Company, Inc.:

                  Consolidated Balance Sheets as of December 31, 2003 and 2002


                  Consolidated Statements of Income and Comprehensive Income for the Three Years Ended December 31, 2003, 2002 and 2001

                  Consolidated Statements of Changes in Stockholder's Equity for the Three Years Ended December 31, 2003, 2002 and 2001

                  Consolidated Statements of Cash Flow for the Three Years Ended December 31, 2003, 2002 and 2001

                  Notes to Consolidated Financial Statements

                  Report of PricewaterhouseCoopers LLP, Independent Accountants

      (b)   Exhibits

               Number         Description

               1 Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account (2)

               2              Not Applicable

               3              Underwriting and Distribution Contracts:

                              (a) Distribution and Service Agreement between The
                                  Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services Corporation (2)

                              (b) Form of Broker-Dealer Supervisory and Service
                                  Agreement (2)

               4              Specimen of Variable Annuity Contract (2)

               5              Form of Application for Variable Annuity
                              Contract (2)

               6              (a) Certificate of Incorporation of The
                                  Guardian Insurance & Annuity Company, Inc., as amended (2)(4)

                              (b) By-laws of The Guardian Insurance & Annuity
                                  Company, Inc. (2)

               7 Automatic Indemnity Reinsurance Agreement between The Guardian Insurance & Annuity Company, Inc. and The Guardian Life Insurance Company of America (2)

               8 Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. (2)

               9              Opinion and Consent of Counsel (2)

               10             (a) Consent of PricewaterhouseCoopers LLP (6)

               11             Not Applicable

               12 Agreement with Respect to Providing the Initial Capital for Separate Account A(1)

               13 Powers of Attorney executed by a majority of the Board of Directors and principal officers of The Guardian Insurance & Annuity Company, Inc.
                              (3)(4)(5)

----------

(1) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2-74906), as previously filed.

(2) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2-74906), as previously filed on April 30, 1998.

(3) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2-74906), as previously filed on April 21, 1999. Powers of Attorney for Messrs. Sargent, Ferrara, Jones, Kane, Dutter, Futia, Hutchings and Warren.

(4) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2-74906), as previously filed on April 27, 2001. Powers of Attorney for Messrs. de Palo and Manning.

(5) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2-74906), as previously filed on April 26, 2002. Powers of Attorney for Messrs. Lenderink and Caruso.

(6)   Filed herewith.

Item 25. Directors and Officers of the Depositor

      The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

              Name                      Positions with GIAC
              ----                      -------------------
              Joseph D. Sargent         Chairman, Chief Executive Officer
                                          and Director
              Edward K. Kane            Executive Vice President and Director
              Bruce C. Long             President and Director
              Armand M. de Palo         Director
              Gary B. Lenderink         Director
              Joseph A. Caruso          Senior Vice President, Corporate
                                          Secretary and Director
              Charles G. Fisher         Vice President and Actuary
              Frank L. Pepe             Vice President and Controller
              Richard T. Potter, Jr.    Vice President and Counsel
              Dennis P. Mosticchio      Vice President, Group Pensions
              Donald P. Sullivan, Jr.   Vice President
              Peggy L. Coppola          Vice President

              Robert E. Broatch         Director
              Thomas G. Sorell          Executive Vice President and Chief
                                        Investment Officer

Item 26.          Persons Controlled by or under Common Control with Registrant


      The following entities at the left margin set forth the entities directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"), the parent company of GIAC, the Registrant's depositor, as of February 29, 2004. Those entities which are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life:


                                         State of                  Percent of
                                       Incorporation           Voting Securities
         Name                         or Organization                Owned
         ----                         ---------------          -----------------

The Guardian Insurance &                  Delaware                    100%
  Annuity Company, Inc.
    Guardian Investor Services LLC        Delaware                    100%
    Guardian Baillie Gifford Limited      Scotland                     51%
    Park Avenue Securities LLC            Delaware                    100%
      PAS Insurance Agency of
        Alabama, Inc.                     Alabama                     100%
      PAS Insurance Agency of
        Massachusetts, Inc.               Massachusetts               100%
      PAS Insurance Agency of
        Hawaii, Inc.                      Hawaii                      100%

Berkshire Life Insurance Company
  of America                              Massachusetts               100%



Guardian Trust Company, FSB               Federal Savings
                                          Bank                        100%



Park Avenue Life Insurance Company        Delaware                    100%
  Family Service Life
    Insurance Company                     Texas                       100%

    Sentinel American Life
      Insurance Company                   Texas                       100%
Managed Dental Care, Inc.                 California                  100%

Private Healthcare Systems, Inc.          Delaware                     25% of
                                                                      Class A
                                                                      14.75% of
                                                                      Class B

First Commonwealth, Inc.                  Delaware                    100%

  First Commonwealth Limited Health       Illinois                    100%
    Services Corporation
  First Commonwealth Limited Health       Wisconsin                   100%
    Services Corporation
  First Commonwealth of Illinois, Inc.    Illinois                    100%
  First Commonwealth Reinsurance Company  Arizona                     100%
  First Commonwealth of Missouri, Inc.    Missouri                    100%
  First Commonwealth Limited Health       Michigan                    100%
    Service Corporation of Michigan
  Smileage Dental Services, Inc.          Wisconsin                   100%
  First Commonwealth Insurance Company    Illinois                    100%
  First Commonwealth Health Services
    Corporation                           Illinois                    n/a



Managed DentalGuard, Inc.                 New Jersey                  100%

Managed DentalGuard, Inc.                 Texas                       100%

Innovative Underwriters, Inc.             New Jersey                  100%

Innovative Underwriters, Inc.             Hawaii                      100%


The Guardian Tax-Exempt Fund              Massachusetts                86.71%
The Guardian Baillie Gifford              Massachusetts                27.40%
  International Fund
The Guardian Investment Quality           Massachusetts                30.51%
  Bond Fund
Baillie Gifford International Fund        Maryland                     11.75%
The Guardian Park Avenue Small Cap Fund   Massachusetts                30.20%
The Guardian Baillie Gifford              Massachusetts                50.20%
  Emerging Markets Fund
The Guardian High Yield Bond Fund         Massachusetts                81.69%
The Guardian Low Duration Bond Fund       Massachusetts                96.37%
The Guardian Small Cap Stock Fund         Maryland                     61.56%
The Guardian VC Asset Allocation Fund     Maryland                     10.06%
The Guardian VC 500 Index Fund            Maryland                     48.15%
The Guardian VC High Yield Bond Fund      Maryland                     51.96%
The Guardian VC Low Duration Bond Fund    Maryland                     69.86%
The Guardian S&P 500 Index Fund           Massachusetts                12.47%
The Guardian Park Avenue Fund             Massachusetts                12.57%

The Guardian UBS Large Cap Value Fund     Massachusetts                95.78%
The Guardian UBS Small Cap Value Fund     Massachusetts                97.53%
The Guardian UBS VC Large Cap
  Value Fund                              Maryland                     97.83%
The Guardian UBS VC Small Cap
  Value Fund                              Maryland                     68.94%





      The following list sets forth the entities directly controlled by GIAC for the benefit of various contractholders and, thus, indirectly controlled by Guardian Life, as of February 29, 2004:


                                                                 Approximate
                                           Place of         Percentage of Voting
                                        Incorporation         Securities Owned
         Name                          or Organization             by GIAC
         ----                          ---------------       -------------------
The Guardian Cash Fund, Inc.               Maryland                 100%
The Guardian Bond Fund, Inc.               Maryland                 100%
The Guardian Variable Contract
  Funds, Inc.                              Maryland                 100%
GIAC Funds, Inc.                           Maryland                 100%

Item 27. Number of Contract owners


      Type of Contract                    Number as of February 29, 2004
      ----------------                    ------------------------------

         Non-Qualified (Individual) .............      4,318
         Qualified (Individual) .................      5,384
         Qualified (Group) ......................         84
                                                       -----
                  Total .........................      9,786


Item 28. Indemnification

      The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person's capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

      No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director's duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters


                  (a) Guardian Investor Services LLC ("GIS") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following series:
The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian VC Low Duration Bond Fund, The Guardian VC 500 Index Fund, The Guardian UBS VC Large Cap Value Fund and The Guardian UBS VC Small Cap Value Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Low Duration Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian S&P 500 Index Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund, The Guardian UBS Large Cap Value Fund and The Guardian UBS Small Cap Value Fund; and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GIS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.


                  (b) The following is a list of each director and principal officer of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

                  Name                             Position(s) with GIS
                  ----                             --------------------

                  Bruce C. Long                    President and Director
                  Gary B. Lenderink                Director
                  Armand M. de Palo                Director
                  Frank L. Pepe                    Senior Vice President and
                                                     Controller
                  Richard T. Potter, Jr.           Vice President and Counsel
                  Donald P. Sullivan, Jr.          Senior Vice President
                  Joseph A. Caruso                 Senior Vice President,
                                                   Corporate Secretary and
                                                   Director
                  Peggy L. Coppola                 Senior Vice President
                  William D. Ford                  Vice President and National
                                                     Accounts Director
                  Keith E. Roddy                   Senior Vice President and
                                                     National Sales Director
                  Peter M. Quinn                   Vice President
                  Dennis J. Manning                Director
                  Robert E. Broatch                Director
                  Thomas G. Sorell                 Executive Vice President and
                                                     Chief Investment Officer

                  (c) GIS, as the principal underwriter of the Registrant's variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year:

Net Underwriting       Compensation on
 Discounts and          Redemption or       Brokerage
  Commissions           Annuitization      Commissions         Compensation
----------------       ---------------     -----------         ------------
      N/A                    N/A               N/A                  N/A

Item 30. Location of Accounts and Records

            Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31. Management Services

            None.

Item 32. Undertakings

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account A certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 29th day of April, 2004.


                                   The Guardian Separate Account A
                                   (Registrant)

                                   By: THE GUARDIAN INSURANCE & ANNUITY
                                       COMPANY, INC.
                                        (Depositor)

                                   By: /s/ Bruce C. Long
                                       --------------------------------------
                                           Bruce C. Long
                                           Executive Vice President

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.


  s/DENNIS J. MANNING*                         Chairman, Chief Executive
---------------------------------                Officer and Director
    Dennis J. Manning
(Principal Executive Officer)


  s/FRANK J. JONES*                            Executive Vice President, Chief
---------------------------------                Investment Officer and Director
    Frank J. Jones
(Principal Financial Officer)


  s/FRANK L. PEPE                              Vice President and Controller
---------------------------------
    Frank L. Pepe
(Principal Accounting Officer)


  s/BRUCE C. LONG                              Executive Vice President
---------------------------------                and Director
    Bruce C. Long


 s/ARMAND M. de PALO*                          Director
---------------------------------
   Armand M. de Palo

                                               Director
---------------------------------
   Robert E. Broatch


 s/EDWARD K. KANE*                             Executive Vice President
---------------------------------                and Director
   Edward K. Kane


 s/JOSEPH A. CARUSO*                           Senior Vice President, Corporate
---------------------------------                Secretary and Director
   Joseph A. Caruso


  s/GARY B. LENDERINK*                         Director
---------------------------------
    Gary B. Lenderink



By s/ BRUCE C. LONG                            Date: April 29, 2004
   ------------------------------
    Bruce C. Long
   Executive Vice President
*Pursuant to a Power of Attorney

                         The Guardian Separate Account A

                                  Exhibit Index

Number            Description
------            -----------
10(a)             Consent of PricewaterhouseCoopers LLP